UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4118

Fidelity Securities Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® OTC Portfolio

October 31, 2018

OTC-QTLY-1218
1.809071.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 23.0%
Entertainment - 6.8%
Activision Blizzard, Inc.	10,175,409	$702,612
NetEase, Inc. ADR	183,640	38,170
Netflix, Inc. (a)	836,460	252,427
Nintendo Co. Ltd. ADR	389,500	15,241
Take-Two Interactive Software, Inc. (a)	695,500	89,629
Ubisoft Entertainment SA (a)	2,506,485	225,698
		1,323,777
Interactive Media & Services - 16.2%
Alphabet, Inc.:
Class A (a)	1,364,327	1,487,908
Class C (a)	452,169	486,882
Eventbrite, Inc. (b)	25,900	733
Facebook, Inc. Class A (a)	5,734,214	870,396
IAC/InterActiveCorp (a)	338,745	66,594
Match Group, Inc. (a)(b)	541,900	28,027
Tencent Holdings Ltd.	1,503,800	51,519
Tencent Holdings Ltd. sponsored ADR	2,078,800	71,365
Twitter, Inc. (a)	2,739,900	95,212
YY, Inc. ADR (a)	117,300	7,495
Zillow Group, Inc. Class A (a)	1,300	52
		3,166,183
Media - 0.0%
Turn, Inc. (Escrow) (a)(c)(d)	1,199,041	797
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. (a)	191,700	6,006
T-Mobile U.S., Inc. (a)	68,690	4,709
		10,715

TOTAL COMMUNICATION SERVICES		4,501,472

CONSUMER DISCRETIONARY - 18.4%
Automobiles - 1.4%
Tesla, Inc. (a)(b)	804,221	271,280
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	117,500	5,949
Weight Watchers International, Inc. (a)	198,200	13,101
		19,050
Hotels, Restaurants & Leisure - 2.4%
Bluegreen Vacations Corp.	483,200	6,330
Caesars Entertainment Corp. (a)(b)	315,900	2,714
Churchill Downs, Inc.	244,625	61,061
Del Frisco's Restaurant Group, Inc. (a)	1,009,300	6,813
Domino's Pizza, Inc.	74,600	20,052
Eldorado Resorts, Inc. (a)	359,455	13,120
Hilton Grand Vacations, Inc. (a)	517,000	13,892
Hilton Worldwide Holdings, Inc.	7,500	534
Marriott International, Inc. Class A	1,337,000	156,282
Marriott Vacations Worldwide Corp.	27,400	2,425
Planet Fitness, Inc. (a)	1,774,000	87,086
Restaurant Brands International, Inc.	69,100	3,786
Royal Caribbean Cruises Ltd.	142,200	14,893
Texas Roadhouse, Inc. Class A	130,700	7,902
U.S. Foods Holding Corp. (a)	1,111,300	32,417
Wingstop, Inc.	437,020	27,366
YETI Holdings, Inc.	466,200	7,427
		464,100
Internet & Direct Marketing Retail - 10.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	95,600	13,602
Amazon.com, Inc. (a)	918,808	1,468,264
Delivery Hero AG (a)(e)	45,500	1,837
eBay, Inc. (a)	990,500	28,754
Groupon, Inc. (a)	1,094,317	3,578
Meituan Dianping Class B	469,600	3,036
MercadoLibre, Inc.	201,600	65,419
Stamps.com, Inc. (a)	31,300	6,328
The Booking Holdings, Inc. (a)	96,060	180,072
Wayfair LLC Class A (a)	765,168	84,390
Yahoo!, Inc. (a)	1,843,200	110,776
		1,966,056
Media - 0.0%
China Literature Ltd. (a)(e)	743,800	4,017
Multiline Retail - 1.7%
Avenue Supermarts Ltd. (a)(e)	101,832	1,842
Dollar Tree, Inc. (a)	3,983,100	335,775
		337,617
Specialty Retail - 1.7%
Best Buy Co., Inc.	365,600	25,650
Burlington Stores, Inc. (a)	265,400	45,513
Five Below, Inc. (a)	306,300	34,863
Lowe's Companies, Inc.	768,400	73,167
Ross Stores, Inc.	1,187,700	117,582
Ulta Beauty, Inc. (a)	127,410	34,977
Urban Outfitters, Inc. (a)	200,100	7,896
		339,648
Textiles, Apparel & Luxury Goods - 1.0%
Carbon Black, Inc. (b)	30,800	507
Despegar.com Corp. (a)(b)	35,334	568
G-III Apparel Group Ltd. (a)	194,900	7,769
Kering SA	21,644	9,649
lululemon athletica, Inc. (a)	1,052,474	148,115
LVMH Moet Hennessy - Louis Vuitton SA	5,927	1,798
Prada SpA	1,916,400	6,769
PVH Corp.	78,700	9,506
VF Corp.	47,100	3,904
		188,585

TOTAL CONSUMER DISCRETIONARY		3,590,353

CONSUMER STAPLES - 3.1%
Beverages - 1.1%
Diageo PLC	1,152,000	39,826
Fever-Tree Drinks PLC	447,496	15,907
Keurig Dr. Pepper, Inc.	408,000	10,608
Monster Beverage Corp. (a)	975,540	51,557
PepsiCo, Inc.	831,700	93,466
		211,364
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc.	979,000	21,685
Costco Wholesale Corp.	1,098,383	251,123
Performance Food Group Co. (a)	1,114,900	32,689
		305,497
Food Products - 0.4%
Darling International, Inc. (a)	425,700	8,795
Mondelez International, Inc.	863,752	36,260
The Kraft Heinz Co.	614,800	33,796
		78,851
Personal Products - 0.0%
Coty, Inc. Class A	1,139,100	12,018

TOTAL CONSUMER STAPLES		607,730

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.	40,900	2,176
BP PLC sponsored ADR	128,135	5,557
Cenovus Energy, Inc. (Canada)	189,900	1,607
Centennial Resource Development, Inc. Class A (a)	1,030,700	19,748
Delek U.S. Holdings, Inc.	76,600	2,813
Diamondback Energy, Inc.	133,845	15,039
EOG Resources, Inc.	15,700	1,654
Extraction Oil & Gas, Inc. (a)	7,010	56
Marathon Petroleum Corp.	75,583	5,325
Reliance Industries Ltd.	1,937,273	27,798
Whiting Petroleum Corp. (a)	821,700	30,649
		112,422
FINANCIALS - 4.7%
Banks - 1.3%
Bank of America Corp.	644,700	17,729
Citigroup, Inc.	300,100	19,645
Commerce Bancshares, Inc.	616,586	39,215
Cullen/Frost Bankers, Inc.	81,400	7,971
Huntington Bancshares, Inc.	7,737,500	110,878
Investors Bancorp, Inc.	2,669,000	29,839
PacWest Bancorp	787,300	31,980
UMB Financial Corp.	19,939	1,273
		258,530
Capital Markets - 2.8%
BlackRock, Inc. Class A	46,100	18,966
Carlyle Group LP	630,500	12,780
Cboe Global Markets, Inc.	294,400	33,223
Charles Schwab Corp.	1,097,600	50,753
CME Group, Inc.	586,400	107,452
E*TRADE Financial Corp.	906,520	44,800
Monex Group, Inc. (b)	600,400	2,368
Morgan Stanley	167,900	7,666
Northern Trust Corp.	888,700	83,600
TD Ameritrade Holding Corp.	3,362,300	173,898
Virtu Financial, Inc. Class A	389,200	9,232
		544,738
Consumer Finance - 0.6%
Capital One Financial Corp.	1,227,300	109,598
Diversified Financial Services - 0.0%
Allakos, Inc. (a)	59,700	2,886

TOTAL FINANCIALS		915,752

HEALTH CARE - 8.0%
Biotechnology - 5.6%
Adamas Pharmaceuticals, Inc. (a)(b)	21,810	361
Agios Pharmaceuticals, Inc. (a)	148,535	9,367
Alexion Pharmaceuticals, Inc. (a)	1,111,789	124,598
Alkermes PLC (a)	500,436	20,433
Alnylam Pharmaceuticals, Inc. (a)	277,300	22,303
Amgen, Inc.	1,173,434	226,226
AnaptysBio, Inc. (a)	101,300	7,569
Arena Pharmaceuticals, Inc. (a)	134,300	4,789
Audentes Therapeutics, Inc. (a)	49,600	1,399
bluebird bio, Inc. (a)	389,726	44,702
Blueprint Medicines Corp. (a)	151,900	9,231
Cellectis SA sponsored ADR (a)	402,400	10,217
Chimerix, Inc. (a)	52,700	184
Crinetics Pharmaceuticals, Inc. (a)	95,500	2,379
CytomX Therapeutics, Inc. (a)	485,000	6,916
CytomX Therapeutics, Inc. (a)(e)	244,269	3,483
DBV Technologies SA sponsored ADR (a)(b)	1,065,500	19,648
Deciphera Pharmaceuticals, Inc. (a)	50,800	1,026
Denali Therapeutics, Inc.(a)	105,877	1,532
FibroGen, Inc. (a)	195,200	8,368
GenSight Biologics SA (a)(e)	243,848	461
Heron Therapeutics, Inc. (a)	1,252,815	34,778
Homology Medicines, Inc. (a)(b)	35,195	662
Intercept Pharmaceuticals, Inc. (a)	417,619	40,096
Ionis Pharmaceuticals, Inc. (a)	428,902	21,252
Ironwood Pharmaceuticals, Inc. Class A (a)	1,934,842	25,346
Jounce Therapeutics, Inc. (a)	508,580	2,055
Macrogenics, Inc. (a)	121,900	2,006
Neurocrine Biosciences, Inc. (a)	817,007	87,542
Ovid Therapeutics, Inc. (a)	271,436	1,392
Portola Pharmaceuticals, Inc. (a)(b)	319,598	6,293
Regeneron Pharmaceuticals, Inc. (a)	479,100	162,530
Sage Therapeutics, Inc. (a)	236,075	30,378
Sarepta Therapeutics, Inc. (a)	289,300	38,697
Scholar Rock Holding Corp.	100,500	2,361
Spark Therapeutics, Inc. (a)	334,290	15,040
Trevena, Inc. (a)(b)	512,521	468
Ultragenyx Pharmaceutical, Inc. (a)	112,096	5,431
uniQure B.V. (a)	545,200	14,028
Vertex Pharmaceuticals, Inc. (a)	294,500	49,906
Xencor, Inc. (a)	744,287	24,353
		1,089,806
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (a)	42,700	9,445
AxoGen, Inc. (a)	86,000	3,207
Boston Scientific Corp. (a)	1,182,300	42,728
DexCom, Inc. (a)	122,300	16,238
Insulet Corp. (a)	103,500	9,130
Intuitive Surgical, Inc. (a)	207,446	108,117
Quanterix Corp. (a)	182,194	3,190
ViewRay, Inc. (a)(b)	1,078,400	9,328
		201,383
Health Care Providers & Services - 0.3%
Elanco Animal Health, Inc.	101,900	3,106
G1 Therapeutics, Inc. (a)	322,672	12,910
National Vision Holdings, Inc.	597,595	24,758
Neuronetics, Inc.	44,300	1,129
OptiNose, Inc.	512,628	5,424
OptiNose, Inc. (e)	382,170	4,043
R1 RCM, Inc. (a)	723,402	6,127
UnitedHealth Group, Inc.	8,100	2,117
		59,614
Health Care Technology - 0.2%
athenahealth, Inc. (a)	180,083	22,968
Castlight Health, Inc. Class B (a)	53,000	131
Teladoc Health, Inc. (a)	197,200	13,674
		36,773
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	45,300	14,095
Pharmaceuticals - 0.8%
Akcea Therapeutics, Inc. (a)	119,720	2,672
Allergan PLC	26,500	4,187
AstraZeneca PLC sponsored ADR	1,296,800	50,290
Chiasma, Inc. (a)	741,958	2,745
Collegium Pharmaceutical, Inc. (a)(b)	659,300	10,582
Dova Pharmaceuticals, Inc. (a)(b)	118,240	2,195
Jazz Pharmaceuticals PLC (a)	151,600	24,077
MyoKardia, Inc. (a)	124,600	6,596
Nektar Therapeutics (a)	859,200	33,234
The Medicines Company (a)	237,700	5,529
TherapeuticsMD, Inc. (a)(b)	393,000	1,922
Theravance Biopharma, Inc. (a)	180,900	4,390
Zogenix, Inc. (a)	284,300	11,872
		160,291

TOTAL HEALTH CARE		1,561,962

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	203,488	34,389
Class C (a)(c)(d)	7,092	1,199
United Technologies Corp.	31,500	3,913
		39,501
Airlines - 0.5%
American Airlines Group, Inc.	272,632	9,564
Spirit Airlines, Inc. (a)	726,500	37,705
United Continental Holdings, Inc. (a)	537,300	45,945
Wheels Up Partners Holdings LLC Series B (a)(c)(d)(f)	1,760,377	2,517
		95,731
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	89,600	4,382
Evoqua Water Technologies Corp. (a)	268,400	2,577
Tomra Systems ASA	363,400	9,010
		15,969
Machinery - 0.0%
Deere & Co.	53,300	7,219
Professional Services - 0.0%
CoStar Group, Inc. (a)	4,900	1,771
Recruit Holdings Co. Ltd.	72,800	1,954
		3,725
Road & Rail - 0.3%
J.B. Hunt Transport Services, Inc.	328,191	36,301
Knight-Swift Transportation Holdings, Inc. Class A	489,900	15,677
		51,978
Trading Companies & Distributors - 0.0%
HD Supply Holdings, Inc. (a)	283,900	10,666

TOTAL INDUSTRIALS		224,789

INFORMATION TECHNOLOGY - 38.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.	83,900	3,838
Internet Software & Services - 0.7%
ANGI Homeservices, Inc. Class A (a)(b)	2,458,544	47,057
CarGurus, Inc. Class A	1,862,949	82,752
HUYA, Inc. ADR (b)	553,400	9,585
		139,394
IT Services - 4.0%
Adyen BV (e)	130,020	84,104
Akamai Technologies, Inc. (a)	527,100	38,083
Alliance Data Systems Corp.	36,800	7,587
FleetCor Technologies, Inc. (a)	18,500	3,701
Global Payments, Inc.	138,200	15,787
GoDaddy, Inc. (a)	959,700	70,221
MasterCard, Inc. Class A	205,800	40,680
Netcompany Group A/S	74,400	2,461
PayPal Holdings, Inc. (a)	2,888,500	243,183
Shopify, Inc. Class A (a)	538,726	74,426
Square, Inc. (a)	1,030,199	75,668
Total System Services, Inc.	24,200	2,206
Visa, Inc. Class A	627,500	86,501
Wix.com Ltd. (a)	245,500	23,899
Worldpay, Inc. (a)	120,500	11,067
		779,574
Semiconductors & Semiconductor Equipment - 8.5%
Acacia Communications, Inc. (a)(b)	384,200	13,243
Analog Devices, Inc.	1,293,400	108,271
ASML Holding NV	305,100	52,587
Broadcom, Inc.	923,466	206,385
Intel Corp.	1,219,000	57,147
Lam Research Corp.	679,800	96,348
Marvell Technology Group Ltd.	7,613,136	124,932
Microchip Technology, Inc.	145,700	9,584
Micron Technology, Inc. (a)	1,638,544	61,806
NVIDIA Corp.	2,658,901	560,576
NXP Semiconductors NV	306,500	22,984
Qorvo, Inc. (a)	261,800	19,245
Qualcomm, Inc.	4,737,876	297,965
Renesas Electronics Corp. (a)	1,366,600	7,243
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	497,500	18,955
		1,657,271
Software - 14.0%
2U, Inc. (a)	198,241	12,471
Adobe, Inc. (a)	1,304,200	320,520
Atlassian Corp. PLC (a)	360,385	27,357
Atom Tickets LLC (a)(c)(d)(f)	516,103	2,116
Autodesk, Inc. (a)	1,171,720	151,445
Avalara, Inc. (b)	27,368	917
Black Knight, Inc. (a)	505,500	24,653
Cadence Design Systems, Inc. (a)	245,700	10,951
Cardlytics, Inc. (a)	4,832	102
Ceridian HCM Holding, Inc. (b)	62,200	2,362
Dataminr, Inc. Series E (c)(d)	950,001	18,905
Dropbox, Inc. Class A (a)	221,016	5,187
Ellie Mae, Inc. (a)(b)	38,600	2,558
HIVE Blockchain Technologies Ltd. (a)(b)	2,883,100	1,062
HIVE Blockchain Technologies Ltd. warrants 11/14/19 (a)	2,163,600	74
HubSpot, Inc. (a)	904,580	122,706
Intuit, Inc.	604,900	127,634
Microsoft Corp.	13,466,399	1,438,346
MINDBODY, Inc. (a)	881,900	28,080
Nutanix, Inc.:
Class A (a)	1,698,390	70,500
Class B (a)(e)	311,503	12,930
Parametric Technology Corp. (a)	54,900	4,524
Paylocity Holding Corp. (a)	188,400	12,395
Pivotal Software, Inc.	506,100	10,324
Pluralsight, Inc.	210,500	4,717
Proofpoint, Inc. (a)	125,600	11,423
Salesforce.com, Inc. (a)	1,605,048	220,277
ServiceNow, Inc. (a)	13,700	2,480
Talend SA ADR (a)	82,000	5,080
Tanium, Inc. Class B (a)(c)(d)	392,200	3,410
Workday, Inc. Class A (a)	142,500	18,955
Zendesk, Inc. (a)	699,484	38,451
Zuora, Inc. (b)	1,120,700	22,885
		2,735,797
Technology Hardware, Storage & Peripherals - 10.9%
Apple, Inc.	9,667,960	2,115,935
Samsung Electronics Co. Ltd.	696,460	25,881
		2,141,816

TOTAL INFORMATION TECHNOLOGY		7,457,690

MATERIALS - 0.3%
Chemicals - 0.3%
CF Industries Holdings, Inc.	182,400	8,761
FMC Corp.	52,180	4,074
LG Chemical Ltd.	13,965	4,247
LyondellBasell Industries NV Class A	530,000	47,313
The Chemours Co. LLC	96,100	3,172
		67,567
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Ant International Co. Ltd. Class C (c)(d)	6,818,398	38,251
Equinix, Inc.	44,300	16,778
		55,029
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(c)(d)	29,911	2,266

TOTAL REAL ESTATE		57,295

TOTAL COMMON STOCKS
(Cost $12,603,717)		19,097,032

Preferred Stocks - 2.4%
Convertible Preferred Stocks - 2.3%
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.6%
Pinterest, Inc. Series G, 8.00% (a)(c)(d)	139,290	657
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	2,234,768	108,990
Series E, 8.00% (a)(c)(d)	148,620	7,248
		116,895
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	2,113,909	2,706
TOTAL COMMUNICATION SERVICES		119,601
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	4,896,249	222
One Kings Lane, Inc. Series E (Escrow) (a)(c)(d)	648,635	259
The Honest Co., Inc. Series D (a)(c)(d)	75,268	1,476
		1,957
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Roofoods Ltd. Series F (a)(c)(d)	93,930	29,364
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	620,983	5,823
HEALTH CARE - 0.5%
Biotechnology - 0.3%
23andMe, Inc.:
Series E (a)(c)(d)	1,817,170	31,528
Series F (a)(c)(d)	683,367	11,856
Moderna, Inc.:
Series B (a)(c)(d)	1,193,491	12,007
Series C (a)(c)(d)	453,177	4,559
		59,950
Health Care Providers & Services - 0.2%
Mulberry Health, Inc. Series A8 (a)(c)(d)	4,342,250	31,029
TOTAL HEALTH CARE		90,979
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	62,037	10,484
Series H (a)(c)(d)	65,670	11,098
		21,582
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	335,546	1,470
TOTAL INDUSTRIALS		23,052
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.4%
Lyft, Inc.:
Series H (c)(d)	595,228	28,186
Series I (c)(d)	642,291	30,415
Reddit, Inc.:
Series B (a)(c)(d)	1,337,584	14,861
Series C (a)(c)(d)	300,673	3,340
Starry, Inc. Series B (a)(c)(d)	1,811,120	1,670
		78,472
IT Services - 0.0%
AppNexus, Inc.:
Series E (Escrow) (a)(c)(d)	1,416,796	1,367
Series F (Escrow) (a)(c)(d)	90,913	112
		1,479
Software - 0.4%
Bracket Computing, Inc. Series C (a)(c)(d)	1,877,241	0
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	395,787	4,354
Dataminr, Inc. Series D (a)(c)(d)	2,219,446	44,167
Delphix Corp. Series D (a)(c)(d)	427,177	2,871
Jello Labs, Inc. Series C (a)(c)(d)	302,678	0
Taboola.Com Ltd. Series E (a)(c)(d)	1,918,392	34,474
		85,866
TOTAL INFORMATION TECHNOLOGY		165,817
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork Companies, Inc.:
Series E (a)(c)(d)	269,198	20,394
Series F (a)(c)(d)	14,513	1,100
		21,494

TOTAL CONVERTIBLE PREFERRED STOCKS		458,087

Nonconvertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (c)(d)	30,303	12,480
TOTAL PREFERRED STOCKS
(Cost $351,955)		470,567

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 2.23% (g)	72,863,940	72,879
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)	302,002,825	302,033
TOTAL MONEY MARKET FUNDS
(Cost $374,912)		374,912
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $13,330,584)		19,942,511
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(378,927)
NET ASSETS - 100%		$19,563,584

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $574,417,000 or 2.9% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,717,000 or 0.6% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
23andMe, Inc. Series F	8/31/17	$9,488
Altiostar Networks, Inc. Series A1	1/10/17	$9,724
Ant International Co. Ltd. Class C	5/16/18	$38,251
AppNexus, Inc. Series E (Escrow)	8/1/14 - 9/17/14	$28,382
AppNexus, Inc. Series F (Escrow)	8/23/16	$2,364
Atom Tickets LLC	8/15/17	$3,000
Bracket Computing, Inc. Series C	9/9/15	$14,766
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$10,000
Cloudflare, Inc. Series D, 8.00%	11/5/14	$2,424
Clover Health Series D	6/7/17	$5,823
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Dataminr, Inc. Series E	7/28/17 - 5/21/18	$14,368
Delphix Corp. Series D	7/10/15	$3,845
Jello Labs, Inc. Series C	12/22/16	$4,899
Jet.Com, Inc. Series B1 (Escrow)	9/9/16	$0
Lyft, Inc. Series H	11/22/17	$23,658
Lyft, Inc. Series I	6/27/18	$30,415
Moderna, Inc. Series B	4/13/17	$6,922
Moderna, Inc. Series C	4/13/17	$2,633
Mulberry Health, Inc. Series A8	1/20/16	$29,331
One Kings Lane, Inc. Series E (Escrow)	1/29/14	$429
Pinterest, Inc. Series G, 8.00%	2/27/15	$1,000
Reddit, Inc. Series B	7/26/17	$18,989
Reddit, Inc. Series C	7/24/17	$4,743
Roofoods Ltd. Series F	9/12/17	$33,211
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$21,156
Space Exploration Technologies Corp. Class C	9/11/17	$957
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Space Exploration Technologies Corp. Series H	8/4/17	$8,865
Starry, Inc. Series B	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
Tanium, Inc. Class B	4/21/17	$1,947
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. (Escrow)	4/11/17	$863
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$34,668
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$4,952
WeWork Companies, Inc. Class A	6/23/15	$984
WeWork Companies, Inc. Series E	6/23/15	$8,854
WeWork Companies, Inc. Series F	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$668
Fidelity Securities Lending Cash Central Fund	1,629
Total	$2,297

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$4,621,073	$4,449,156	$51,519	$120,398
Consumer Discretionary	3,592,310	3,588,555	1,798	1,957
Consumer Staples	637,094	567,904	39,826	29,364
Energy	112,422	112,422	--	--
Financials	921,575	915,752	--	5,823
Health Care	1,665,421	1,561,962	--	103,459
Industrials	247,841	184,730	1,954	61,157
Information Technology	7,623,507	7,433,259	--	190,248
Materials	67,567	67,567	--	--
Real Estate	78,789	16,778	--	62,011
Money Market Funds	374,912	374,912	--	--
Total Investments in Securities:	$19,942,511	$19,272,997	$95,097	$574,417

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$359,526
Net Realized Gain (Loss) on Investment Securities	(96)
Net Unrealized Gain (Loss) on Investment Securities	(137,937)
Cost of Purchases	14,170
Proceeds of Sales	(45,415)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$190,248
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$(137,937)
Other Investments in Securities
Beginning Balance	$290,448
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	96,156
Cost of Purchases	10,011
Proceeds of Sales	(12,446)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$384,169
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$96,156

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$574,417	Market comparable	Enterprise value/Sales multiple (EV/S)	1.3 - 8.9 / 4.2	Increase
			Transaction price	$10.06 - $411.85 / $182.70	Increase
			Discount rate	50.0% - 78.0% / 72.4%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 13.4%	Decrease
			Premium rate	7.5% - 40.0% / 34.6%	Increase
			Conversion ratio	3.0	Increase
			Liquidity preference	$14.90	Increase
		Market approach	Transaction price	$0.81 - $169.00 / $48.49	Increase
			Conversion ratio	1.6	Increase
		Recovery value	Recovery value	0.0% - 1.2% / 0.8%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth & Income Portfolio

October 31, 2018

GAI-QTLY-1218
1.809089.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	360,715	$11,067
Verizon Communications, Inc.	1,734,874	99,044
		110,111
Entertainment - 1.2%
The Walt Disney Co.	492,500	56,554
Viacom, Inc. Class B (non-vtg.)	137,100	4,384
Vivendi SA	757,700	18,274
		79,212
Interactive Media & Services - 0.8%
Alphabet, Inc.:
Class A (a)	23,507	25,636
Class C (a)	22,136	23,835
		49,471
Media - 4.3%
Comcast Corp. Class A	5,997,500	228,745
Interpublic Group of Companies, Inc.	1,682,700	38,971
Omnicom Group, Inc.	198,400	14,745
		282,461

TOTAL COMMUNICATION SERVICES		521,255

CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.1%
Gentex Corp.	282,100	5,938
Hotels, Restaurants & Leisure - 0.1%
Cedar Fair LP (depositary unit)	48,500	2,486
Dunkin' Brands Group, Inc.	72,693	5,275
Starbucks Corp.	27,400	1,597
		9,358
Multiline Retail - 0.2%
Target Corp.	176,675	14,775
Specialty Retail - 2.3%
L Brands, Inc.	704,600	22,843
Lowe's Companies, Inc.	662,079	63,043
Ross Stores, Inc.	295,300	29,235
TJX Companies, Inc.	284,500	31,261
		146,382

TOTAL CONSUMER DISCRETIONARY		176,453

CONSUMER STAPLES - 9.7%
Beverages - 1.5%
The Coca-Cola Co.	1,973,703	94,501
Food & Staples Retailing - 1.8%
Walgreens Boots Alliance, Inc.	246,300	19,647
Walmart, Inc.	992,700	99,548
		119,195
Food Products - 0.4%
The Hershey Co.	240,200	25,737
The Kraft Heinz Co.	29,900	1,644
		27,381
Household Products - 1.8%
Kimberly-Clark Corp.	133,300	13,903
Procter & Gamble Co.	1,017,715	90,251
Spectrum Brands Holdings, Inc.	136,200	8,846
		113,000
Tobacco - 4.2%
Altria Group, Inc.	2,946,000	191,608
British American Tobacco PLC sponsored ADR	1,873,400	81,306
		272,914

TOTAL CONSUMER STAPLES		626,991

ENERGY - 12.5%
Energy Equipment & Services - 1.6%
Baker Hughes, a GE Co. Class A	1,018,500	27,184
Nabors Industries Ltd.	722,900	3,593
National Oilwell Varco, Inc.	513,700	18,904
Oceaneering International, Inc. (a)	750,300	14,211
Schlumberger Ltd.	425,100	21,812
TechnipFMC PLC	668,800	17,589
		103,293
Oil, Gas & Consumable Fuels - 10.9%
BP PLC sponsored ADR	1,705,598	73,972
Cabot Oil & Gas Corp.	1,027,100	24,887
Cenovus Energy, Inc.	37,200	315
Cenovus Energy, Inc. (Canada)	8,852,742	74,913
Chevron Corp.	1,213,196	135,453
Enterprise Products Partners LP	236,400	6,340
Equinor ASA sponsored ADR	1,782,500	45,810
Exxon Mobil Corp.	2,816,600	224,427
Imperial Oil Ltd.	854,200	26,681
Kosmos Energy Ltd. (a)	2,177,985	14,135
Legacy Reserves, Inc. (a)	1,051,668	4,428
Suncor Energy, Inc.	1,406,450	47,179
Teekay LNG Partners LP	295,874	4,204
The Williams Companies, Inc.	1,137,265	27,670
		710,414

TOTAL ENERGY		813,707

FINANCIALS - 19.7%
Banks - 13.3%
Bank of America Corp.	7,618,156	209,499
Citigroup, Inc.	2,084,530	136,453
First Hawaiian, Inc.	331,800	8,222
JPMorgan Chase & Co.	1,586,692	172,981
M&T Bank Corp.	65,200	10,785
PNC Financial Services Group, Inc.	451,354	57,994
SunTrust Banks, Inc.	937,566	58,748
U.S. Bancorp	1,183,473	61,860
Wells Fargo & Co.	2,741,441	145,927
		862,469
Capital Markets - 5.0%
Apollo Global Management LLC Class A	348,900	10,265
Brookfield Asset Management, Inc.	48,200	1,964
Cboe Global Markets, Inc.	73,100	8,249
Charles Schwab Corp.	650,543	30,081
KKR & Co. LP	1,178,843	27,880
Morgan Stanley	839,797	38,345
Northern Trust Corp.	860,464	80,944
Oaktree Capital Group LLC Class A	365,482	15,288
S&P Global, Inc.	88,100	16,062
State Street Corp.	1,289,827	88,676
Virtu Financial, Inc. Class A	322,600	7,652
		325,406
Insurance - 1.1%
Chubb Ltd.	136,500	17,050
Marsh & McLennan Companies, Inc.	245,407	20,798
MetLife, Inc.	654,200	26,946
The Travelers Companies, Inc.	81,900	10,248
		75,042
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	864,968	16,599

TOTAL FINANCIALS		1,279,516

HEALTH CARE - 14.4%
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	360,100	40,356
Amgen, Inc.	83,812	16,158
Intercept Pharmaceuticals, Inc. (a)	169,326	16,257
		72,771
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	9,300	2,144
Boston Scientific Corp. (a)	333,300	12,045
Danaher Corp.	235,600	23,419
Fisher & Paykel Healthcare Corp.	334,280	2,967
Zimmer Biomet Holdings, Inc.	53,010	6,021
		46,596
Health Care Providers & Services - 6.7%
AmerisourceBergen Corp.	502,100	44,185
Anthem, Inc.	152,800	42,107
Cardinal Health, Inc.	884,000	44,730
Cigna Corp.	263,800	56,403
CVS Health Corp.	1,654,204	119,748
Fresenius Medical Care AG & Co. KGaA sponsored ADR	174,500	6,819
Humana, Inc.	50,100	16,053
McKesson Corp.	430,287	53,683
Patterson Companies, Inc. (b)	736,270	16,625
UnitedHealth Group, Inc.	117,200	30,630
		430,983
Pharmaceuticals - 5.9%
Allergan PLC	46,700	7,379
AstraZeneca PLC sponsored ADR	718,100	27,848
Bayer AG	643,286	49,309
Eli Lilly & Co.	105,600	11,451
GlaxoSmithKline PLC sponsored ADR	2,777,922	108,506
Johnson & Johnson	814,669	114,046
Novartis AG sponsored ADR	58,944	5,155
Perrigo Co. PLC	160,200	11,262
Sanofi SA	264,413	23,628
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,273,620	25,447
		384,031

TOTAL HEALTH CARE		934,381

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
General Dynamics Corp.	160,700	27,734
Huntington Ingalls Industries, Inc.	8,800	1,923
Meggitt PLC	218,664	1,481
Rolls-Royce Holdings PLC	1,143,700	12,265
United Technologies Corp.	753,782	93,627
		137,030
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	210,900	18,776
Expeditors International of Washington, Inc.	9,700	652
United Parcel Service, Inc. Class B	852,604	90,836
		110,264
Building Products - 0.0%
A.O. Smith Corp.	29,700	1,352
Commercial Services & Supplies - 0.3%
Healthcare Services Group, Inc. (b)	239,500	9,721
Interface, Inc.	236,400	3,851
Ritchie Brothers Auctioneers, Inc.	19,100	642
Stericycle, Inc. (a)	86,075	4,301
		18,515
Electrical Equipment - 0.7%
Acuity Brands, Inc.	196,200	24,651
Hubbell, Inc. Class B	179,839	18,290
Rockwell Automation, Inc.	22,400	3,690
		46,631
Industrial Conglomerates - 1.7%
3M Co.	30,700	5,841
General Electric Co.	10,564,127	106,698
		112,539
Machinery - 0.9%
Donaldson Co., Inc.	210,600	10,800
Flowserve Corp.	749,900	34,420
Wabtec Corp.	158,390	12,991
		58,211
Professional Services - 0.3%
Nielsen Holdings PLC	627,100	16,292
Road & Rail - 2.4%
J.B. Hunt Transport Services, Inc.	341,240	37,745
Knight-Swift Transportation Holdings, Inc. Class A	407,800	13,050
Norfolk Southern Corp.	231,399	38,836
Union Pacific Corp. (c)	444,200	64,951
		154,582
Trading Companies & Distributors - 0.9%
Fastenal Co.	453,800	23,330
MSC Industrial Direct Co., Inc. Class A	102,300	8,292
Watsco, Inc.	174,892	25,915
		57,537

TOTAL INDUSTRIALS		712,953

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.9%
Cisco Systems, Inc. (c)	1,263,852	57,821
Electronic Equipment & Components - 0.2%
Avnet, Inc.	122,500	4,909
Philips Lighting NV (d)	145,900	3,603
		8,512
IT Services - 2.7%
IBM Corp.	101,800	11,751
MasterCard, Inc. Class A	55,600	10,990
Paychex, Inc.	652,952	42,762
Unisys Corp. (a)(b)	838,218	15,432
Visa, Inc. Class A	681,884	93,998
		174,933
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	68,800	5,759
Applied Materials, Inc.	507,200	16,677
Lam Research Corp.	61,100	8,660
Qualcomm, Inc.	1,594,146	100,256
		131,352
Software - 6.6%
Micro Focus International PLC	819,462	12,703
Microsoft Corp.	2,712,299	289,703
Oracle Corp.	1,803,353	88,076
SAP SE sponsored ADR (b)	373,100	40,019
		430,501
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc. (c)	816,094	178,610
Western Digital Corp.	229,200	9,872
		188,482

TOTAL INFORMATION TECHNOLOGY		991,601

MATERIALS - 1.6%
Chemicals - 1.6%
CF Industries Holdings, Inc.	233,400	11,210
DowDuPont, Inc.	350,400	18,894
International Flavors & Fragrances, Inc.	79,700	11,529
LyondellBasell Industries NV Class A	227,200	20,282
Nutrien Ltd.	679,380	35,965
The Scotts Miracle-Gro Co. Class A	134,500	8,977
		106,857
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	153,900	23,979
CoreSite Realty Corp.	159,700	14,989
Equinix, Inc.	62,500	23,671
Omega Healthcare Investors, Inc.	138,500	4,619
Public Storage	89,000	18,287
Sabra Health Care REIT, Inc.	257,800	5,581
Simon Property Group, Inc.	37,500	6,882
Spirit MTA REIT	91,630	981
Spirit Realty Capital, Inc.	916,300	7,165
		106,154
UTILITIES - 1.4%
Electric Utilities - 1.3%
Duke Energy Corp.	116,200	9,602
Exelon Corp.	897,000	39,298
PPL Corp.	700,600	21,298
Southern Co.	320,100	14,414
		84,612
Multi-Utilities - 0.1%
Sempra Energy	85,300	9,393

TOTAL UTILITIES		94,005

TOTAL COMMON STOCKS
(Cost $5,825,409)		6,363,873

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%	155,000	9,081
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC:
(C Shares)	411,700,180	526
Series C (a)	52,610,200	67
		593
TOTAL PREFERRED STOCKS
(Cost $8,376)		9,674
	Principal Amount (000s)(e)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(d)
(Cost $7,157)	EUR 6,700	6,338
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $18,052)	18,052,449	9,521

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.23% (i)	117,542,923	117,566
Fidelity Securities Lending Cash Central Fund 2.23% (i)(j)	52,364,667	52,370
TOTAL MONEY MARKET FUNDS
(Cost $169,936)		169,936
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $6,028,930)		6,559,342
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(61,205)
NET ASSETS - 100%		$6,498,137

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Apple, Inc.	Chicago Board Options Exchange	812	$17,771	$235.00	12/21/18	$(329)
Cabot Oil & Gas Corp.	Bank of America NA	10,059	24,373	27.00	12/21/18	(571)
CF Industries Holdings, Inc.	Morgan Stanley & Co. Intl Plc	2,278	10,941	57.50	1/18/19	(200)
Cisco Systems, Inc.	Chicago Board Options Exchange	2,002	9,159	48.00	12/21/18	(211)
Union Pacific Corp.	Chicago Board Options Exchange	435	6,361	160.00	12/21/18	(42)
TOTAL WRITTEN OPTIONS						$(1,353)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $33,291,000.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,941,000 or 0.2% of net assets.

 (e) Amount is stated in United States dollars unlessotherwise noted.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,521,000 or 0.1% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$18,052

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$420
Fidelity Securities Lending Cash Central Fund	131
Total	$551

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$521,255	$502,981	$18,274	$--
Consumer Discretionary	176,453	176,453	--	--
Consumer Staples	626,991	626,991	--	--
Energy	813,707	813,707	--	--
Financials	1,279,516	1,279,516	--	--
Health Care	943,462	861,444	82,018	--
Industrials	713,546	701,281	12,265	--
Information Technology	991,601	978,898	12,703	--
Materials	106,857	106,857	--	--
Real Estate	106,154	106,154	--	--
Utilities	94,005	94,005	--	--
Corporate Bonds	6,338	--	6,338	--
Other	9,521	--	--	9,521
Money Market Funds	169,936	169,936	--	--
Total Investments in Securities:	$6,559,342	$6,418,223	$131,598	$9,521
Derivative Instruments:
Liabilities
Written Options	$(1,353)	$(582)	$(771)	$--
Total Liabilities	$(1,353)	$(582)	$(771)	$--
Total Derivative Instruments:	$(1,353)	$(582)	$(771)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Leveraged Company Stock Fund

October 31, 2018

LSF-QTLY-1218
1.809078.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.2%
Entertainment - 2.5%
Activision Blizzard, Inc.	261,800	$18,077
Electronic Arts, Inc. (a)	162,100	14,748
Take-Two Interactive Software, Inc. (a)	197,700	25,478
		58,303
Interactive Media & Services - 4.2%
Alphabet, Inc. Class A (a)	56,700	61,836
Facebook, Inc. Class A (a)	246,000	37,340
		99,176
Media - 3.1%
Comcast Corp. Class A	720,500	27,480
Naspers Ltd.:
Class N	135,500	23,813
Class N sponsored ADR (b)	181,000	6,331
Nexstar Broadcasting Group, Inc. Class A	195,498	14,641
		72,265
Wireless Telecommunication Services - 3.4%
T-Mobile U.S., Inc. (a)	1,148,300	78,721

TOTAL COMMUNICATION SERVICES		308,465

CONSUMER DISCRETIONARY - 18.6%
Hotels, Restaurants & Leisure - 9.9%
Boyd Gaming Corp.	1,595,300	42,371
Eldorado Resorts, Inc. (a)	1,413,780	51,603
Melco Crown Entertainment Ltd. sponsored ADR	1,469,400	24,436
Penn National Gaming, Inc. (a)	1,659,400	40,290
Red Rock Resorts, Inc.	437,647	10,127
Royal Caribbean Cruises Ltd.	214,400	22,454
Scientific Games Corp. Class A (a)	636,900	14,177
The Stars Group, Inc. (a)	530,200	11,012
Wyndham Hotels & Resorts, Inc.	289,100	14,250
Wynn Resorts Ltd.	12,895	1,297
		232,017
Household Durables - 0.0%
Lennar Corp. Class B	6,642	238
Internet & Direct Marketing Retail - 5.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	545,500	77,614
Amazon.com, Inc. (a)	31,500	50,337
		127,951
Media - 1.4%
Altice U.S.A., Inc. Class A	1,071,500	17,476
Studio City International Holdings Ltd. ADR	695,700	14,262
		31,738
Textiles, Apparel & Luxury Goods - 1.8%
adidas AG	124,368	29,300
Puma AG	25,100	12,907
		42,207

TOTAL CONSUMER DISCRETIONARY		434,151

CONSUMER STAPLES - 2.8%
Food Products - 2.8%
Darling International, Inc. (a)	1,932,283	39,921
JBS SA	9,507,900	26,187
		66,108
ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Cheniere Energy, Inc. (a)	319,640	19,309
Diamondback Energy, Inc.	271,000	30,450
EQT Corp.	306,506	10,412
MEG Energy Corp. (a)	1,809,300	14,472
Parsley Energy, Inc. Class A (a)	677,000	15,855
Pioneer Natural Resources Co.	145,200	21,384
Whiting Petroleum Corp. (a)	430,473	16,057
		127,939
FINANCIALS - 5.6%
Banks - 2.5%
Bank of America Corp.	891,999	24,530
Huntington Bancshares, Inc.	757,980	10,862
JPMorgan Chase & Co.	199,700	21,771
		57,163
Capital Markets - 0.5%
MSCI, Inc.	73,500	11,053
Consumer Finance - 1.9%
OneMain Holdings, Inc. (a)	1,547,200	44,126
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR (a)(b)	232,604	5,459
Mortgage Real Estate Investment Trusts - 0.5%
Starwood Property Trust, Inc.	565,200	12,276

TOTAL FINANCIALS		130,077

HEALTH CARE - 6.4%
Health Care Providers & Services - 3.6%
Cigna Corp.	113,300	24,225
Humana, Inc.	99,700	31,945
UnitedHealth Group, Inc.	104,000	27,180
		83,350
Life Sciences Tools & Services - 2.0%
Quintiles Transnational Holdings, Inc. (a)	370,100	45,496
Pharmaceuticals - 0.8%
Bausch Health Cos., Inc. (Canada) (a)	56,100	1,284
Jazz Pharmaceuticals PLC (a)	114,300	18,153
		19,437

TOTAL HEALTH CARE		148,283

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.8%
TransDigm Group, Inc. (a)	57,700	19,055
Air Freight & Logistics - 0.5%
XPO Logistics, Inc. (a)	123,400	11,029
Airlines - 3.0%
Air Canada (a)	3,279,900	62,237
Allegiant Travel Co.	59,698	6,814
		69,051
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.	46,866	14
Machinery - 1.1%
Allison Transmission Holdings, Inc.	591,807	26,087
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	831	9
Trading Companies & Distributors - 2.9%
HD Supply Holdings, Inc. (a)	1,016,300	38,182
United Rentals, Inc. (a)	248,100	29,789
		67,971

TOTAL INDUSTRIALS		193,216

INFORMATION TECHNOLOGY - 26.4%
Electronic Equipment & Components - 1.4%
CDW Corp.	245,300	22,079
Control4 Corp. (a)	397,400	11,095
		33,174
IT Services - 8.5%
EPAM Systems, Inc. (a)	302,100	36,092
Global Payments, Inc.	480,900	54,933
MasterCard, Inc. Class A	152,400	30,125
PayPal Holdings, Inc. (a)	453,600	38,189
Visa, Inc. Class A	285,900	39,411
		198,750
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc. (a)	702,600	12,794
Broadcom, Inc.	119,200	26,640
Microchip Technology, Inc. (b)	530,100	34,870
Micron Technology, Inc. (a)	1,084,600	40,911
NVIDIA Corp.	258,500	54,500
NXP Semiconductors NV	151,700	11,376
ON Semiconductor Corp. (a)	1,788,000	30,396
		211,487
Software - 7.4%
Adobe, Inc. (a)	215,600	52,986
Microsoft Corp.	443,300	47,349
Salesforce.com, Inc. (a)	217,000	29,781
SS&C Technologies Holdings, Inc.	804,400	41,153
		171,269

TOTAL INFORMATION TECHNOLOGY		614,680

MATERIALS - 6.0%
Chemicals - 5.0%
DowDuPont, Inc.	657,221	35,437
Ingevity Corp. (a)	18,680	1,701
LyondellBasell Industries NV Class A	133,555	11,922
Platform Specialty Products Corp. (a)	1,754,500	18,984
The Chemours Co. LLC	943,100	31,132
Trinseo SA	193,200	10,410
Westlake Chemical Corp.	106,400	7,586
		117,172
Containers & Packaging - 0.5%
Crown Holdings, Inc. (a)	277,300	11,727
Metals & Mining - 0.5%
First Quantum Minerals Ltd.	1,151,600	11,495

TOTAL MATERIALS		140,394

UTILITIES - 2.6%
Electric Utilities - 1.3%
Vistra Energy Corp. (a)	1,364,665	30,882
Independent Power and Renewable Electricity Producers - 1.3%
NRG Energy, Inc.	837,200	30,298

TOTAL UTILITIES		61,180

TOTAL COMMON STOCKS
(Cost $2,048,148)		2,224,493

Convertible Preferred Stocks - 0.7%
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.7%
Lyft, Inc. Series I (c)(d)
(Cost $15,000)	316,764	15,000

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 2.23% (e)	101,045,940	101,066
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	34,222,115	34,226
TOTAL MONEY MARKET FUNDS
(Cost $135,290)		135,292
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $2,198,438)		2,374,785
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(43,537)
NET ASSETS - 100%		$2,331,248

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,000,000 or 0.6% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Lyft, Inc. Series I	6/27/18	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$312
Fidelity Securities Lending Cash Central Fund	79
Total	$391

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$308,465	$308,465	$--	$--
Consumer Discretionary	434,151	434,151	--	--
Consumer Staples	66,108	66,108	--	--
Energy	127,939	127,939	--	--
Financials	130,077	130,077	--	--
Health Care	148,283	148,283	--	--
Industrials	193,216	193,216	--	--
Information Technology	629,680	614,680	--	15,000
Materials	140,394	140,394	--	--
Utilities	61,180	61,180	--	--
Money Market Funds	135,292	135,292	--	--
Total Investments in Securities:	$2,374,785	$2,359,785	$--	$15,000

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Blue Chip Growth Fund

October 31, 2018

BCF-QTLY-1218
1.809076.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 16.3%
Entertainment - 4.3%
Activision Blizzard, Inc.	5,322,514	$367,520
Electronic Arts, Inc. (a)	249,126	22,665
NetEase, Inc. ADR	123,214	25,610
Netflix, Inc. (a)	1,198,702	361,744
Spotify Technology SA (a)	34,300	5,134
Take-Two Interactive Software, Inc. (a)	189,000	24,356
The Walt Disney Co.	2,201,399	252,787
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	9,739,286	30,484
		1,090,300
Interactive Media & Services - 11.8%
Alphabet, Inc.:
Class A (a)	1,585,904	1,729,555
Class C (a)	122,689	132,108
Facebook, Inc. Class A (a)	6,087,734	924,057
IAC/InterActiveCorp (a)	183,147	36,005
Momo, Inc. ADR (a)	569,000	19,101
Snap, Inc. Class A (a)(e)	889,548	5,880
Tencent Holdings Ltd.	2,918,700	99,993
Twitter, Inc. (a)	475,609	16,527
Yelp, Inc. (a)	284,000	12,161
YY, Inc. ADR (a)	82,000	5,240
		2,980,627
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	244,114	7,648
T-Mobile U.S., Inc. (a)	465,948	31,941
		39,589

TOTAL COMMUNICATION SERVICES		4,110,516

CONSUMER DISCRETIONARY - 23.5%
Automobiles - 2.9%
Eicher Motors Ltd.	14,288	4,224
Tesla, Inc. (a)(e)	2,118,014	714,448
		718,672
Diversified Consumer Services - 0.2%
Grand Canyon Education, Inc. (a)	34,563	4,310
New Oriental Education & Technology Group, Inc. sponsored ADR	428,023	25,044
Weight Watchers International, Inc. (a)	172,663	11,413
		40,767
Hotels, Restaurants & Leisure - 1.5%
Alsea S.A.B. de CV	1,341,500	3,430
Caesars Entertainment Corp. (a)(e)	273,600	2,350
Eldorado Resorts, Inc. (a)	252,956	9,233
Gaming VC Holdings SA	635,400	7,610
Haidilao International Holding Ltd.	2,682,860	5,638
Hilton Worldwide Holdings, Inc.	216,897	15,437
International Game Technology PLC	118,300	2,194
Kambi Group PLC (a)	245,800	6,809
Las Vegas Sands Corp.	795,614	40,600
Marriott International, Inc. Class A	108,691	12,705
McDonald's Corp.	402,624	71,224
MGM Mirage, Inc.	98,800	2,636
Penn National Gaming, Inc. (a)	269,400	6,541
Planet Fitness, Inc. (a)	923,905	45,354
PlayAGS, Inc. (a)	183,000	4,438
Restaurant Brands International, Inc.	430,123	23,564
Royal Caribbean Cruises Ltd.	466,586	48,866
Scientific Games Corp. Class A (a)	714,000	15,894
Shake Shack, Inc. Class A (a)	362,937	19,196
Vail Resorts, Inc.	42,475	10,675
Wynn Resorts Ltd.	198,684	19,988
YETI Holdings, Inc.	368,000	5,862
		380,244
Household Durables - 0.2%
D.R. Horton, Inc.	287,200	10,328
Forbo Holding AG (Reg.)	1,251	1,837
iRobot Corp. (a)	67,149	5,921
Lennar Corp. Class A	251,000	10,788
Roku, Inc. Class A (a)	316,400	17,592
Taylor Morrison Home Corp. (a)	155,500	2,572
		49,038
Internet & Direct Marketing Retail - 9.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,277,668	181,787
Amazon.com, Inc. (a)	1,122,196	1,793,280
Etsy, Inc. (a)	416,600	17,714
GrubHub, Inc. (a)	56,100	5,203
JD.com, Inc. sponsored ADR (a)	3,038,464	71,465
Meituan Dianping:
Class B	947,300	6,125
Class B	3,163,704	18,409
Stamps.com, Inc. (a)	82,358	16,650
The Booking Holdings, Inc. (a)	109,277	204,848
The Honest Co., Inc. (a)(c)(d)	150,143	1,727
Wayfair LLC Class A (a)	346,564	38,223
		2,355,431
Multiline Retail - 1.1%
Avenue Supermarts Ltd. (a)(f)	135,551	2,452
Dollar General Corp.	148,500	16,540
Dollar Tree, Inc. (a)	2,842,534	239,626
Ollie's Bargain Outlet Holdings, Inc. (a)	118,618	11,020
Target Corp.	246,800	20,640
		290,278
Specialty Retail - 4.9%
At Home Group, Inc. (a)	1,997,889	54,622
Best Buy Co., Inc.	468,400	32,863
Burlington Stores, Inc. (a)	375,458	64,387
Five Below, Inc. (a)	369,643	42,073
Floor & Decor Holdings, Inc. Class A (a)	760,628	19,457
Home Depot, Inc.	2,402,193	422,498
Lowe's Companies, Inc.	2,593,548	246,958
RH (a)(e)	771,739	89,298
Ross Stores, Inc.	534,381	52,904
TCNS Clothing Co. Ltd. (a)	417,395	3,488
Tiffany & Co., Inc.	369,034	41,073
TJX Companies, Inc.	891,319	97,938
Ulta Beauty, Inc. (a)	218,705	60,039
		1,227,598
Textiles, Apparel & Luxury Goods - 3.4%
adidas AG	528,165	124,431
Allbirds, Inc. (c)(d)	36,216	1,986
Axonics Modulation Technologies, Inc. (a)	309,800	4,641
Canada Goose Holdings, Inc. (a)	383,571	20,944
Cibus Global Ltd. Series C (b)(c)(d)	3,045,600	6,396
lululemon athletica, Inc. (a)	1,462,870	205,870
LVMH Moet Hennessy - Louis Vuitton SA	105,652	32,055
NIKE, Inc. Class B	2,045,460	153,491
PagSeguro Digital Ltd. (a)(e)	657,100	17,735
Pinduoduo, Inc. ADR (e)	1,874,375	33,083
Prada SpA	4,827,200	17,051
Principia Biopharma, Inc.	103,400	2,378
PVH Corp.	777,315	93,892
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	979,114	27,973
Tapestry, Inc.	929,821	39,341
Tory Burch LLC (b)(c)(d)	293,611	19,346
Under Armour, Inc. Class C (non-vtg.) (a)(e)	876,526	17,382
VF Corp.	484,586	40,162
		858,157

TOTAL CONSUMER DISCRETIONARY		5,920,185

CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	307,591	61,281
Fever-Tree Drinks PLC	1,237,883	44,003
Keurig Dr. Pepper, Inc.	1,960,537	50,974
Monster Beverage Corp. (a)	1,077,078	56,924
Pernod Ricard SA	14,513	2,216
		215,398
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc.	1,686,123	37,348
Costco Wholesale Corp.	815,823	186,522
Kroger Co.	163,100	4,854
		228,724
Food Products - 0.1%
Blue Bottle Coffee, Inc. Class C (Escrow) (c)(d)	632,822	930
Darling International, Inc. (a)	542,992	11,218
Nestle SA (Reg. S)	31,690	2,675
The a2 Milk Co. Ltd. (a)	699,200	4,754
		19,577
Household Products - 0.1%
Energizer Holdings, Inc.	293,341	17,240
Personal Products - 0.3%
Coty, Inc. Class A	1,490,372	15,723
Estee Lauder Companies, Inc. Class A	397,504	54,633
Kose Corp.	43,552	6,511
		76,867
Tobacco - 0.0%
JUUL Labs, Inc.:
Class A (c)(d)	21,148	3,791
Class B (c)(d)	6,625	1,188
		4,979

TOTAL CONSUMER STAPLES		562,785

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	852,148	45,334
Berry Petroleum Corp.	514,700	7,206
Continental Resources, Inc. (a)	1,334,514	70,302
Delek U.S. Holdings, Inc.	706,714	25,951
Diamondback Energy, Inc.	282,885	31,785
EOG Resources, Inc.	293,896	30,959
Marathon Petroleum Corp.	325,018	22,898
Oasis Petroleum, Inc. (a)	1,494,500	15,035
Pioneer Natural Resources Co.	246,455	36,295
Reliance Industries Ltd.	4,443,038	63,753
Valero Energy Corp.	342,306	31,181
Whiting Petroleum Corp. (a)	1,932,868	72,096
		452,795
FINANCIALS - 3.0%
Banks - 1.4%
Bank of America Corp.	6,709,863	184,521
Citigroup, Inc.	739,889	48,433
Coastal Financial Corp. of Washington (a)	41,268	674
HDFC Bank Ltd. sponsored ADR	93,293	8,295
IndusInd Bank Ltd.	184,465	3,554
JPMorgan Chase & Co.	868,379	94,671
Kotak Mahindra Bank Ltd.	615,886	9,319
		349,467
Capital Markets - 0.8%
Charles Schwab Corp.	1,464,466	67,717
Edelweiss Financial Services Ltd.	1,204,598	2,648
Fairfax India Holdings Corp. (a)(f)	221,792	2,815
Goldman Sachs Group, Inc.	285,355	64,310
HDFC Asset Management Co. Ltd. (a)	1,726	33
TD Ameritrade Holding Corp.	1,212,715	62,722
Virtu Financial, Inc. Class A	170,670	4,048
		204,293
Diversified Financial Services - 0.7%
Allakos, Inc. (a)	156,342	7,559
Berkshire Hathaway, Inc. Class B (a)	824,206	169,193
GDS Holdings Ltd. ADR (a)(e)	511,100	11,996
		188,748
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	16,691
LendingTree, Inc. (a)	12,500	2,521
		19,212

TOTAL FINANCIALS		761,720

HEALTH CARE - 11.0%
Biotechnology - 4.4%
AC Immune SA (a)	728,427	6,031
ACADIA Pharmaceuticals, Inc. (a)	261,119	5,087
Acceleron Pharma, Inc. (a)	80,467	4,085
Agios Pharmaceuticals, Inc. (a)	300,066	18,922
Aimmune Therapeutics, Inc. (a)	534,211	14,199
Alexion Pharmaceuticals, Inc. (a)	1,813,432	203,231
Alkermes PLC (a)	899,963	36,745
Allogene Therapeutics, Inc.	115,100	2,764
Alnylam Pharmaceuticals, Inc. (a)	770,577	61,978
Amgen, Inc.	188,479	36,337
AnaptysBio, Inc. (a)	174,823	13,063
Arena Pharmaceuticals, Inc. (a)	363,842	12,975
Array BioPharma, Inc. (a)	180,000	2,916
Ascendis Pharma A/S sponsored ADR (a)	388,910	25,003
BeiGene Ltd.	601,400	5,215
BeiGene Ltd. ADR (a)	119,096	14,999
bluebird bio, Inc. (a)	321,350	36,859
Blueprint Medicines Corp. (a)	54,097	3,287
Cellectis SA sponsored ADR (a)	131,977	3,351
Coherus BioSciences, Inc. (a)	585,024	6,839
Crinetics Pharmaceuticals, Inc. (a)	121,507	3,027
CytomX Therapeutics, Inc. (a)	152,639	2,177
CytomX Therapeutics, Inc. (a)(f)	378,621	5,399
DBV Technologies SA sponsored ADR (a)	99,162	1,829
Deciphera Pharmaceuticals, Inc. (a)	64,850	1,309
Denali Therapeutics, Inc. (a)(e)	766,028	11,084
Editas Medicine, Inc. (a)(e)	455,304	11,533
Epizyme, Inc. (a)	306,388	2,466
Esperion Therapeutics, Inc. (a)(e)	232,000	10,540
Exelixis, Inc. (a)	688,830	9,554
FibroGen, Inc. (a)	326,173	13,983
GenSight Biologics SA (a)(e)(f)	161,295	305
Global Blood Therapeutics, Inc. (a)	652,939	22,912
Heron Therapeutics, Inc. (a)	195,441	5,425
ImmunoGen, Inc. (a)	226,127	1,228
Intellia Therapeutics, Inc. (a)(e)	559,509	9,500
Intercept Pharmaceuticals, Inc. (a)	262,811	25,232
Ionis Pharmaceuticals, Inc. (a)	116,379	5,767
Ironwood Pharmaceuticals, Inc. Class A (a)	982,411	12,870
La Jolla Pharmaceutical Co. (a)	162,585	2,650
Momenta Pharmaceuticals, Inc. (a)	89,065	1,114
Natera, Inc. (a)	612,300	13,446
Neurocrine Biosciences, Inc. (a)	580,746	62,227
Portola Pharmaceuticals, Inc. (a)(e)	351,872	6,928
Regeneron Pharmaceuticals, Inc. (a)	388,345	131,742
Rubius Therapeutics, Inc.	128,102	2,105
Sage Therapeutics, Inc. (a)	418,527	53,856
Sarepta Therapeutics, Inc. (a)	328,458	43,935
Scholar Rock Holding Corp.	128,395	3,016
Ultragenyx Pharmaceutical, Inc. (a)	138,473	6,709
Vertex Pharmaceuticals, Inc. (a)	503,700	85,357
Viking Therapeutics, Inc. (a)(e)	512,400	6,969
Xencor, Inc. (a)	419,714	13,733
Zai Lab Ltd. ADR (a)	297,236	4,863
		1,108,676
Health Care Equipment & Supplies - 3.1%
Align Technology, Inc. (a)	139,723	30,907
Atricure, Inc. (a)	176,900	5,627
Becton, Dickinson & Co.	201,133	46,361
Boston Scientific Corp. (a)	7,479,995	270,327
Danaher Corp.	426,052	42,350
DexCom, Inc. (a)	155,652	20,666
Edwards Lifesciences Corp. (a)	35,441	5,231
Establishment Labs Holdings, Inc. (a)	380,002	8,672
Fisher & Paykel Healthcare Corp.	255,660	2,269
Insulet Corp. (a)	220,711	19,469
Intuitive Surgical, Inc. (a)	461,866	240,715
iRhythm Technologies, Inc. (a)	504,602	38,986
Novocure Ltd. (a)	146,627	4,859
Penumbra, Inc. (a)	33,879	4,608
Quanterix Corp. (a)	147,078	2,575
Stryker Corp.	105,275	17,078
Tandem Diabetes Care, Inc. (a)	142,500	5,359
ViewRay, Inc. (a)(e)	547,000	4,732
Wright Medical Group NV (a)	308,100	8,313
		779,104
Health Care Providers & Services - 2.5%
Anthem, Inc.	57,000	15,707
Centene Corp. (a)	75,100	9,787
CVS Health Corp.	419,500	30,368
Guardant Health, Inc. (e)	180,400	6,040
HCA Holdings, Inc.	281,900	37,642
Henry Schein, Inc. (a)	162,200	13,463
Humana, Inc.	620,379	198,776
National Vision Holdings, Inc.	348,371	14,433
OptiNose, Inc.	655,811	6,938
UnitedHealth Group, Inc.	1,115,655	291,576
		624,730
Health Care Technology - 0.1%
Evolent Health, Inc. (a)	306,073	6,795
Teladoc Health, Inc. (a)	327,588	22,715
		29,510
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	90,088	28,031
Pharmaceuticals - 0.8%
Akcea Therapeutics, Inc. (a)(e)	806,566	18,003
AstraZeneca PLC sponsored ADR	556,293	21,573
Chiasma, Inc. warrants 12/16/24 (a)	55,391	58
Dova Pharmaceuticals, Inc. (a)(e)	203,660	3,780
Eli Lilly & Co.	146,000	15,832
Jazz Pharmaceuticals PLC (a)	311,883	49,533
MyoKardia, Inc. (a)	99,501	5,268
Nektar Therapeutics (a)	759,414	29,374
Perrigo Co. PLC	370,800	26,067
The Medicines Company (a)	488,163	11,355
TherapeuticsMD, Inc. (a)(e)	960,716	4,698
Theravance Biopharma, Inc. (a)	56,924	1,382
Zogenix, Inc. (a)	110,477	4,614
		191,537

TOTAL HEALTH CARE		2,761,588

INDUSTRIALS - 4.2%
Aerospace & Defense - 1.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	5,539,176	13,422
Elbit Systems Ltd. (e)	50,472	6,031
Northrop Grumman Corp.	298,529	78,200
Raytheon Co.	267,680	46,855
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	242,545	40,990
Class C (a)(c)(d)	2,783	470
The Boeing Co.	384,745	136,531
United Technologies Corp.	162,969	20,242
		342,741
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)	621,551	55,554
Airlines - 0.9%
American Airlines Group, Inc.	714,000	25,047
Delta Air Lines, Inc.	1,325,274	72,532
Spirit Airlines, Inc. (a)	1,421,359	73,769
United Continental Holdings, Inc. (a)	625,942	53,524
Wizz Air Holdings PLC (a)(f)	248,126	8,154
		233,026
Building Products - 0.0%
Resideo Technologies, Inc. (a)	71,117	1,497
Commercial Services & Supplies - 0.1%
HomeServe PLC	947,833	11,528
Tomra Systems ASA	588,900	14,601
		26,129
Construction & Engineering - 0.0%
Dycom Industries, Inc. (a)	65,900	4,473
Electrical Equipment - 0.2%
Fortive Corp.	470,794	34,956
Melrose Industries PLC	196,152	423
Regal Beloit Corp.	261,523	18,751
		54,130
Industrial Conglomerates - 0.4%
General Electric Co.	2,388,887	24,128
Honeywell International, Inc.	426,704	61,795
ITT, Inc.	170,000	8,585
		94,508
Machinery - 0.5%
Aumann AG (f)	131,925	6,515
Deere & Co.	613,291	83,064
Rational AG	15,129	8,774
Xylem, Inc.	400,788	26,284
		124,637
Professional Services - 0.1%
Equifax, Inc.	5,770	585
IHS Markit Ltd. (a)	479,373	25,181
		25,766
Road & Rail - 0.4%
CSX Corp.	110,300	7,595
Knight-Swift Transportation Holdings, Inc. Class A	1,955,799	62,586
Norfolk Southern Corp.	78,200	13,124
		83,305
Trading Companies & Distributors - 0.0%
Ferguson PLC	29,955	2,023

TOTAL INDUSTRIALS		1,047,789

INFORMATION TECHNOLOGY - 32.1%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	146,880	33,834
Carvana Co. Class A (a)(e)	281,300	10,900
NETGEAR, Inc. (a)	604,029	33,512
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,568,500	13,583
		91,829
Electronic Equipment & Components - 0.2%
Corning, Inc.	1,475,528	47,143
Internet Software & Services - 0.2%
ANGI Homeservices, Inc. Class A (a)(e)	1,475,352	28,238
CarGurus, Inc. Class A	572,598	25,435
Farfetch Ltd. Class A	428,200	8,795
		62,468
IT Services - 5.8%
Adyen BV (f)	44,238	28,616
Akamai Technologies, Inc. (a)	623,224	45,028
Alliance Data Systems Corp.	37,000	7,629
Elastic NV (e)	24,700	1,680
Endava PLC ADR (a)	89,831	2,089
FleetCor Technologies, Inc. (a)	106,976	21,398
GoDaddy, Inc. (a)	471,502	34,500
Keywords Studios PLC	113,998	1,996
MasterCard, Inc. Class A	1,938,923	383,267
Netcompany Group A/S	94,900	3,139
Okta, Inc. (a)	50,180	2,929
PayPal Holdings, Inc. (a)	2,624,347	220,944
Shopify, Inc. Class A (a)	287,282	39,689
Square, Inc. (a)	298,588	21,931
Total System Services, Inc.	60,054	5,474
Visa, Inc. Class A	4,007,388	552,418
Wirecard AG	18,471	3,460
Wix.com Ltd. (a)	384,255	37,407
Worldpay, Inc. (a)	489,363	44,943
		1,458,537
Semiconductors & Semiconductor Equipment - 7.7%
Acacia Communications, Inc. (a)(e)	154,382	5,322
Advanced Micro Devices, Inc. (a)	2,360,504	42,985
Analog Devices, Inc.	413,294	34,597
ASML Holding NV	64,972	11,199
Broadcom, Inc.	2,405,896	537,694
Inphi Corp. (a)	638,469	20,431
Intel Corp.	402,000	18,846
Lam Research Corp.	358,500	50,810
Marvell Technology Group Ltd.	14,964,639	245,570
Micron Technology, Inc. (a)	1,459,222	55,042
Monolithic Power Systems, Inc.	435,878	51,486
NVIDIA Corp.	3,269,682	689,347
NXP Semiconductors NV	568,896	42,662
Qualcomm, Inc.	1,700,013	106,914
Semtech Corp. (a)	47,700	2,144
Xilinx, Inc.	342,800	29,265
		1,944,314
Software - 9.5%
Adobe, Inc. (a)	1,053,419	258,888
Altair Engineering, Inc. Class A (a)	90,717	3,460
Atom Tickets LLC (a)(b)(c)(d)	1,204,239	4,937
DocuSign, Inc. (e)	177,184	7,431
Dropbox, Inc. Class A (a)	1,092,691	25,645
HubSpot, Inc. (a)	48,284	6,550
Intuit, Inc.	218,003	45,999
Microsoft Corp.	10,142,236	1,083,292
Nutanix, Inc. Class B (a)(f)	482,746	20,039
Paycom Software, Inc. (a)	411,832	51,561
RingCentral, Inc. (a)	430,724	33,480
SailPoint Technologies Holding, Inc. (a)	288,078	7,502
Salesforce.com, Inc. (a)	5,045,280	692,414
ServiceNow, Inc. (a)	14,900	2,697
Splunk, Inc. (a)	70,129	7,002
StoneCo Ltd. Class A (a)	101,600	2,915
Tanium, Inc. Class B (a)(c)(d)	554,900	4,824
Tenable Holdings, Inc. (e)	46,664	1,329
The Trade Desk, Inc. (a)	316,201	39,067
Upwork, Inc.	5,210	100
Workday, Inc. Class A (a)	494,873	65,828
Zendesk, Inc. (a)	336,836	18,516
Zuora, Inc.	137,400	2,806
		2,386,282
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	9,498,416	2,078,808
NetApp, Inc.	67,400	5,290
		2,084,098

TOTAL INFORMATION TECHNOLOGY		8,074,671

MATERIALS - 1.6%
Chemicals - 1.6%
CF Industries Holdings, Inc.	2,792,129	134,106
DowDuPont, Inc.	452,960	24,424
FMC Corp.	213,080	16,637
LG Chemical Ltd.	18,286	5,561
LyondellBasell Industries NV Class A	461,236	41,175
Nutrien Ltd.	685,643	36,296
Sherwin-Williams Co.	6,400	2,518
The Chemours Co. LLC	2,352,060	77,642
The Mosaic Co.	1,785,987	55,258
Tronox Ltd. Class A	1,324,854	15,170
		408,787
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (c)(d)	4,367,660	24,503
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)	15,643,447	1,512

TOTAL REAL ESTATE		26,015

TOTAL COMMON STOCKS
(Cost $14,092,944)		24,126,851

Preferred Stocks - 4.2%
Convertible Preferred Stocks - 4.1%
COMMUNICATION SERVICES - 1.0%
Interactive Media & Services - 1.0%
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	5,107,956	249,115
Series E, 8.00% (a)(c)(d)	101,698	4,960
		254,075
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(b)(c)(d)	74,995	11,965
Neutron Holdings, Inc. Series C (c)(d)	50,654,200	9,262
Topgolf International, Inc. Series F (c)(d)	415,730	5,741
		26,968
Internet & Direct Marketing Retail - 0.1%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,928,086	133
The Honest Co., Inc.:
Series C (a)(c)(d)	350,333	6,868
Series D (a)(c)(d)	77,448	1,518
Series E (a)(c)(d)	551,397	10,810
		19,329
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	1,341,716	19,375
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	14,293	784
Series B (c)(d)	2,512	138
Series C (c)(d)	23,999	1,316
		2,238
TOTAL CONSUMER DISCRETIONARY		67,910
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(c)(d)	41,941	13,112
Food Products - 0.0%
Agbiome LLC Series C (c)(d)	1,091,300	6,912
Tobacco - 1.9%
JUUL Labs, Inc.:
Series C (a)(c)(d)	2,613,078	468,394
Series D (c)(d)	13,822	2,478
Series E (c)(d)	14,959	2,681
		473,553
TOTAL CONSUMER STAPLES		493,577
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Oportun Finance Corp. Series H (a)(c)(d)	3,552,125	9,236
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(c)(d)	800,982	13,897
Axcella Health, Inc. Series C (a)(c)(d)	545,634	6,095
Generation Bio Series B (c)(d)	460,500	4,212
Immunocore Ltd. Series A (a)(c)(d)	11,275	1,461
		25,665
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	2,728,716	19,499
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (c)(d)	3,301	1,360
TOTAL HEALTH CARE		46,524
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	97,277	16,440
Series H (a)(c)(d)	25,767	4,355
		20,795
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	692,196	3,032
TOTAL INDUSTRIALS		23,827
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.4%
ContextLogic, Inc. Series G (c)(d)	133,922	16,968
Lyft, Inc.:
Series H (c)(d)	719,567	34,074
Series I (c)(d)	547,120	25,908
Reddit, Inc. Series B (a)(c)(d)	524,232	5,824
Starry, Inc. Series C (c)(d)	5,833,836	5,379
		88,153
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	646,522	624
Software - 0.2%
Bracket Computing, Inc. Series C (a)(c)(d)	1,207,761	0
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	1,160,525	12,766
Compass, Inc. Series E (c)(d)	53,263	6,315
Dataminr, Inc. Series D (a)(c)(d)	277,250	5,517
Delphix Corp. Series D (a)(c)(d)	675,445	4,539
Malwarebytes Corp. Series B (a)(c)(d)	1,056,193	15,864
Taboola.Com Ltd. Series E (a)(c)(d)	634,902	11,409
		56,410
TOTAL INFORMATION TECHNOLOGY		145,187

TOTAL CONVERTIBLE PREFERRED STOCKS		1,040,336

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	7,680	421
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (c)(d)	29,758	12,256

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,677

TOTAL PREFERRED STOCKS
(Cost $401,166)		1,053,013

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 2.23% (g)	37,927,904	37,935
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)	729,607,167	729,680
TOTAL MONEY MARKET FUNDS
(Cost $767,615)		767,615
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $15,261,725)		25,947,479
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(751,975)
NET ASSETS - 100%		$25,195,504

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,194,582,000 or 4.7% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,295,000 or 0.3% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$11,121
Agbiome LLC Series C	6/29/18	$6,912
Allbirds, Inc.	10/9/18	$1,986
Allbirds, Inc.	10/9/18	$421
Allbirds, Inc. Series A	10/9/18	$784
Allbirds, Inc. Series B	10/9/18	$138
Allbirds, Inc. Series C	10/9/18	$1,316
Ant International Co. Ltd. Class C	5/16/18	$24,503
AppNexus, Inc. Series E (Escrow)	8/1/14	$1,166
Atom Tickets LLC	8/15/17	$7,000
Axcella Health, Inc. Series C	1/30/15	$5,500
Blue Bottle Coffee, Inc. Class C (Escrow)	10/30/17	$385
Bracket Computing, Inc. Series C	9/9/15	$9,500
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$9,831
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$1,360
Cibus Global Ltd. Series C	2/16/18	$6,396
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$9,459
Compass, Inc. Series E	11/3/17	$3,594
ContextLogic, Inc. Series G	10/24/17	$18,017
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Generation Bio Series B	2/21/18	$4,212
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1 (Escrow)	9/9/16	$--
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$3,621
JUUL Labs, Inc. Class B	11/21/17	$21
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$15,390
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$1,665
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$2,561
Lyft, Inc. Series H	11/22/17	$28,600
Lyft, Inc. Series I	6/27/18	$25,908
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$10,293
Mulberry Health, Inc. Series A8	1/20/16	$18,432
Neutron Holdings, Inc. Series C	7/3/18	$9,262
Oportun Finance Corp. Series H	2/6/15	$10,114
Peloton Interactive, Inc. Series E	3/31/17	$7,266
Reddit, Inc. Series B	7/26/17	$7,442
Roofoods Ltd. Series F	9/12/17	$14,829
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$23,515
Space Exploration Technologies Corp. Class C	9/11/17	$376
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Space Exploration Technologies Corp. Series H	8/4/17	$3,479
Starry, Inc. Series C	12/8/17	$5,379
Taboola.Com Ltd. Series E	12/22/14	$6,619
Tanium, Inc. Class B	4/21/17	$2,755
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
The Honest Co., Inc. Series E	9/28/17	$10,810
Topgolf International, Inc. Series F	11/10/17	$5,751
Tory Burch LLC	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$79,240
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,388
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$19,025
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$102
Fidelity Securities Lending Cash Central Fund	2,002
Total	$2,104

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$4,364,591	$3,980,039	$99,993	$284,559
Consumer Discretionary	5,988,516	5,840,266	50,464	97,786
Consumer Staples	1,056,362	554,201	2,675	499,486
Energy	452,795	452,795	--	--
Financials	770,956	761,720	--	9,236
Health Care	2,820,368	2,761,530	58	58,780
Industrials	1,071,616	1,006,329	--	65,287
Information Technology	8,219,858	8,064,910	--	154,948
Materials	408,787	408,787	--	--
Real Estate	26,015	1,512	--	24,503
Money Market Funds	767,615	767,615	--	--
Total Investments in Securities:	$25,947,479	$24,599,704	$153,190	$1,194,585

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Communication Services
Beginning Balance	$--
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	284,559
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$284,559
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$284,559
Equities - Consumer Staples
Beginning Balance	$476,524
Net Realized Gain (Loss) on Investment Securities	1,099
Net Unrealized Gain (Loss) on Investment Securities	25,923
Cost of Purchases	--
Proceeds of Sales	(4,060)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$499,486
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$27,738
Equities - Information Technology
Beginning Balance	$388,432
Net Realized Gain (Loss) on Investment Securities	(38)
Net Unrealized Gain (Loss) on Investment Securities	(224,645)
Cost of Purchases	13,612
Proceeds of Sales	(22,413)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$154,948
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$(224,645)
Other Investments in Securities
Beginning Balance	$295,337
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(35,753)
Cost of Purchases	15,838
Proceeds of Sales	(19,830)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$255,592
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$(29,935)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$1,194,585	Market comparable	Enterprise value/Sales multiple (EV/S)	1.2 - 7.8 / 3.0	Increase
			Transaction price	$9.15 - $411.85 / $232.51	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	11.4	Increase
			Discount rate	7.5% - 78.0% / 34.1%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 13.7%	Decrease
			Price/Earnings multiple (P/E)	10.8	Increase
			Premium rate	7.5% - 40.0% / 15.4%	Increase
			Conversion ratio	3.0	Increase
			Proxy premium	10.8%	Increase
			Liquidity preference	$14.90	Increase
		Market approach	Transaction price	$0.18 - $179.25 / $112.39	Increase
		Recovery value	Recovery value	0.0% - 1.5% / 1.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Dividend Growth Fund

October 31, 2018

DGF-QTLY-1218
1.809095.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 2.8%
Verizon Communications, Inc.	3,325,900	$189,876
Entertainment - 0.3%
Cinemark Holdings, Inc.	412,400	17,143
Media - 7.9%
Comcast Corp. Class A	10,262,392	391,408
GCI Liberty, Inc. (a)	571,138	27,032
Interpublic Group of Companies, Inc.	2,719,200	62,977
Liberty Broadband Corp. Class A (a)	285,934	23,672
Omnicom Group, Inc.	572,800	42,570
		547,659

TOTAL COMMUNICATION SERVICES		754,678

CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.7%
Gentex Corp.	1,374,400	28,931
Lear Corp.	145,700	19,364
		48,295
Distributors - 0.8%
LKQ Corp. (a)	2,020,700	55,104
Diversified Consumer Services - 0.5%
H&R Block, Inc.	1,320,000	35,033
Household Durables - 1.5%
Lennar Corp.:
Class A	644,100	27,683
Class B	13,702	490
NVR, Inc. (a)	34,000	76,127
		104,300
Multiline Retail - 1.3%
Dollar General Corp.	143,800	16,016
Dollar Tree, Inc. (a)	842,800	71,048
		87,064
Specialty Retail - 0.2%
AutoZone, Inc. (a)	23,500	17,237
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	376,000	6,452

TOTAL CONSUMER DISCRETIONARY		353,485

CONSUMER STAPLES - 11.2%
Food & Staples Retailing - 1.0%
Walgreens Boots Alliance, Inc.	859,200	68,538
Food Products - 2.4%
Ingredion, Inc.	274,100	27,733
The Hershey Co.	347,400	37,224
The Kraft Heinz Co.	1,778,900	97,786
		162,743
Household Products - 1.7%
Kimberly-Clark Corp.	556,400	58,033
Spectrum Brands Holdings, Inc.	900,600	58,494
		116,527
Tobacco - 6.1%
Altria Group, Inc.	4,392,900	285,714
British American Tobacco PLC (United Kingdom)	1,263,700	54,782
Philip Morris International, Inc.	919,200	80,954
		421,450

TOTAL CONSUMER STAPLES		769,258

ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp.	1,652,100	184,457
Exxon Mobil Corp.	3,292,797	262,370
		446,827
FINANCIALS - 22.1%
Banks - 8.1%
Bank of America Corp.	4,605,217	126,643
JPMorgan Chase & Co.	531,735	57,970
M&T Bank Corp.	438,600	72,549
PNC Financial Services Group, Inc.	459,700	59,067
Signature Bank	125,700	13,814
U.S. Bancorp	1,663,600	86,956
Wells Fargo & Co.	2,683,993	142,869
		559,868
Capital Markets - 0.5%
Oaktree Capital Group LLC Class A	449,900	18,819
Virtu Financial, Inc. Class A	525,900	12,474
		31,293
Consumer Finance - 0.9%
American Express Co.	595,400	61,165
Imperial Holdings, Inc. warrants 4/11/19 (a)	48,012	0
		61,165
Diversified Financial Services - 6.9%
Berkshire Hathaway, Inc. Class B (a)	2,319,400	476,132
Insurance - 5.7%
Allstate Corp.	500,000	47,860
Chubb Ltd.	701,700	87,649
MetLife, Inc.	1,781,800	73,392
The Travelers Companies, Inc.	951,100	119,011
Torchmark Corp.	791,900	67,042
		394,954

TOTAL FINANCIALS		1,523,412

HEALTH CARE - 16.0%
Biotechnology - 2.0%
Amgen, Inc.	386,510	74,515
Biogen, Inc. (a)	67,200	20,447
Gilead Sciences, Inc.	648,500	44,215
		139,177
Health Care Providers & Services - 9.7%
AmerisourceBergen Corp.	441,900	38,887
Anthem, Inc.	401,800	110,724
Cardinal Health, Inc.	896,900	45,383
Cigna Corp.	540,800	115,628
CVS Health Corp.	1,480,100	107,144
Express Scripts Holding Co. (a)	94,000	9,115
McKesson Corp.	298,200	37,203
Quest Diagnostics, Inc.	645,900	60,786
UnitedHealth Group, Inc.	390,400	102,031
Universal Health Services, Inc. Class B	317,300	38,571
		665,472
Pharmaceuticals - 4.3%
Bayer AG	556,000	42,619
Johnson & Johnson	1,177,543	164,844
Pfizer, Inc.	2,143,100	92,282
		299,745

TOTAL HEALTH CARE		1,104,394

INDUSTRIALS - 12.6%
Aerospace & Defense - 0.6%
United Technologies Corp.	366,500	45,523
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	883,200	94,096
Airlines - 1.2%
Delta Air Lines, Inc.	984,800	53,898
Southwest Airlines Co.	539,100	26,470
		80,368
Commercial Services & Supplies - 0.4%
Deluxe Corp.	610,800	28,836
Electrical Equipment - 0.5%
Acuity Brands, Inc.	265,800	33,395
Industrial Conglomerates - 1.3%
General Electric Co.	8,758,900	88,465
Machinery - 3.5%
Allison Transmission Holdings, Inc.	606,002	26,713
Cummins, Inc.	282,100	38,560
PACCAR, Inc.	1,096,000	62,702
Snap-On, Inc.	395,900	60,945
WABCO Holdings, Inc. (a)	522,200	56,110
		245,030
Professional Services - 0.3%
Dun & Bradstreet Corp.	130,600	18,582
Road & Rail - 3.4%
Knight-Swift Transportation Holdings, Inc. Class A (b)	2,317,600	74,163
Norfolk Southern Corp.	381,100	63,960
Union Pacific Corp.	674,300	98,596
		236,719

TOTAL INDUSTRIALS		871,014

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 0.8%
Cisco Systems, Inc.	1,225,386	56,061
IT Services - 1.4%
Amdocs Ltd.	897,100	56,760
IBM Corp.	363,900	42,005
		98,765
Semiconductors & Semiconductor Equipment - 0.5%
Qualcomm, Inc.	492,383	30,966
Software - 1.8%
Oracle Corp.	2,494,200	121,817
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	1,022,118	223,701
HP, Inc.	1,434,100	34,619
		258,320

TOTAL INFORMATION TECHNOLOGY		565,929

MATERIALS - 1.0%
Chemicals - 1.0%
DowDuPont, Inc.	1,284,700	69,271
UTILITIES - 1.4%
Electric Utilities - 1.4%
Exelon Corp.	271,800	11,908
PPL Corp.	2,725,300	82,849
		94,757
TOTAL COMMON STOCKS
(Cost $6,089,572)		6,553,025

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 2.23% (c)	308,553,277	308,615
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	5,814,844	5,815
TOTAL MONEY MARKET FUNDS
(Cost $314,425)		314,430
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $6,403,997)		6,867,455
NET OTHER ASSETS (LIABILITIES) - 0.4%		25,478
NET ASSETS - 100%		$6,892,933

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,896
Fidelity Securities Lending Cash Central Fund	10
Total	$1,906

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$754,678	$754,678	$--	$--
Consumer Discretionary	353,485	353,485	--	--
Consumer Staples	769,258	714,476	54,782	--
Energy	446,827	446,827	--	--
Financials	1,523,412	1,523,412	--	--
Health Care	1,104,394	1,061,775	42,619	--
Industrials	871,014	871,014	--	--
Information Technology	565,929	565,929	--	--
Materials	69,271	69,271	--	--
Utilities	94,757	94,757	--	--
Money Market Funds	314,430	314,430	--	--
Total Investments in Securities:	$6,867,455	$6,770,054	$97,401	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Blue Chip Value Fund

October 31, 2018

BCV-QTLY-1218
1.809087.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
COMMUNICATION SERVICES - 13.3%
Entertainment - 5.6%
The Walt Disney Co.	93,900	$10,782,537
Twenty-First Century Fox, Inc. Class A	244,500	11,129,640
		21,912,177
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	6,000	6,543,480
Media - 6.0%
Comcast Corp. Class A	447,100	17,052,394
Interpublic Group of Companies, Inc.	263,600	6,104,976
		23,157,370

TOTAL COMMUNICATION SERVICES		51,613,027

CONSUMER DISCRETIONARY - 3.1%
Multiline Retail - 1.6%
Dollar General Corp.	54,100	6,025,658
Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	49,700	6,003,263

TOTAL CONSUMER DISCRETIONARY		12,028,921

CONSUMER STAPLES - 7.1%
Beverages - 1.9%
C&C Group PLC	2,004,512	7,446,946
Food Products - 3.1%
The Hershey Co.	46,500	4,982,475
The J.M. Smucker Co.	65,700	7,116,624
		12,099,099
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	187,300	8,128,820

TOTAL CONSUMER STAPLES		27,674,865

ENERGY - 10.5%
Energy Equipment & Services - 1.4%
Baker Hughes, a GE Co. Class A	202,800	5,412,732
Oil, Gas & Consumable Fuels - 9.1%
Exxon Mobil Corp.	188,000	14,979,840
GasLog Partners LP	246,300	6,120,555
Golar LNG Partners LP	485,900	6,856,049
Teekay LNG Partners LP	433,300	6,157,193
Teekay Offshore Partners LP	492,269	1,073,146
		35,186,783

TOTAL ENERGY		40,599,515

FINANCIALS - 25.9%
Banks - 7.7%
U.S. Bancorp	236,197	12,346,017
Wells Fargo & Co.	326,298	17,368,843
		29,714,860
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	24,900	5,611,713
Consumer Finance - 1.9%
Discover Financial Services	105,700	7,364,119
Diversified Financial Services - 5.0%
Berkshire Hathaway, Inc. Class B (a)	95,500	19,604,240
Insurance - 6.7%
Chubb Ltd.	66,600	8,319,006
Prudential PLC	426,798	8,546,043
The Travelers Companies, Inc.	72,800	9,109,464
		25,974,513
Mortgage Real Estate Investment Trusts - 3.2%
AGNC Investment Corp.	338,600	6,040,624
Annaly Capital Management, Inc.	635,400	6,271,398
		12,312,022

TOTAL FINANCIALS		100,581,467

HEALTH CARE - 22.2%
Biotechnology - 6.3%
Amgen, Inc.	81,200	15,654,548
Shire PLC sponsored ADR	48,068	8,738,762
		24,393,310
Health Care Providers & Services - 12.3%
Anthem, Inc.	34,100	9,396,937
Cigna Corp.	92,400	19,756,046
CVS Health Corp.	257,300	18,625,947
		47,778,930
Pharmaceuticals - 3.6%
Bayer AG	79,142	6,066,429
Roche Holding AG (participation certificate)	32,180	7,831,402
		13,897,831

TOTAL HEALTH CARE		86,070,071

INDUSTRIALS - 2.5%
Aerospace & Defense - 2.5%
United Technologies Corp.	76,800	9,539,328
INFORMATION TECHNOLOGY - 4.4%
IT Services - 4.4%
Amdocs Ltd.	81,700	5,169,159
Cognizant Technology Solutions Corp. Class A	105,000	7,248,150
The Western Union Co.	253,400	4,571,336
		16,988,645
MATERIALS - 1.2%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	51,800	4,624,186
REAL ESTATE - 2.5%
Real Estate Management & Development - 2.5%
CBRE Group, Inc. (a)	242,700	9,778,383
UTILITIES - 1.6%
Electric Utilities - 1.6%
Exelon Corp.	140,600	6,159,686
TOTAL COMMON STOCKS
(Cost $357,940,963)		365,658,094

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 2.23% (b)
(Cost $25,578,526)	25,573,412	25,578,526
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $383,519,489)		391,236,620
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,374,059)
NET ASSETS - 100%		$387,862,561

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85,360
Fidelity Securities Lending Cash Central Fund	4,160
Total	$89,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$51,613,027	$51,613,027	$--	$--
Consumer Discretionary	12,028,921	12,028,921	--	--
Consumer Staples	27,674,865	27,674,865	--	--
Energy	40,599,515	40,599,515	--	--
Financials	100,581,467	92,035,424	8,546,043	--
Health Care	86,070,071	72,172,240	13,897,831	--
Industrials	9,539,328	9,539,328	--	--
Information Technology	16,988,645	16,988,645	--	--
Materials	4,624,186	4,624,186	--	--
Real Estate	9,778,383	9,778,383	--	--
Utilities	6,159,686	6,159,686	--	--
Money Market Funds	25,578,526	25,578,526	--	--
Total Investments in Securities:	$391,236,620	$368,792,746	$22,443,874	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Growth Fund

October 31, 2018

SCP-QTLY-1218
1.823237.114

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.5%
Iridium Communications, Inc. (a)	1,012,700	$20,061,587
Media - 1.7%
Gray Television, Inc. (a)	1,132,200	19,598,382
Nexstar Broadcasting Group, Inc. Class A	336,400	25,192,996
The New York Times Co. Class A	929,600	24,541,440
		69,332,818
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)	922,676	28,907,439

TOTAL COMMUNICATION SERVICES		118,301,844

CONSUMER DISCRETIONARY - 15.0%
Diversified Consumer Services - 3.2%
Arco Platform Ltd. Class A	879,696	18,746,322
Bright Horizons Family Solutions, Inc. (a)	289,910	33,313,558
Grand Canyon Education, Inc. (a)	291,548	36,356,036
Weight Watchers International, Inc. (a)	630,266	41,660,583
		130,076,499
Hotels, Restaurants & Leisure - 3.3%
Boyd Gaming Corp.	322,467	8,564,724
Dunkin' Brands Group, Inc.	220,900	16,028,504
Hilton Grand Vacations, Inc. (a)	724,853	19,476,800
Marriott Vacations Worldwide Corp.	168,672	14,925,785
Planet Fitness, Inc. (a)	936,209	45,958,500
Vail Resorts, Inc.	122,459	30,776,396
		135,730,709
Household Durables - 2.5%
Cavco Industries, Inc. (a)	244,723	49,093,881
LGI Homes, Inc. (a)(b)	353,030	15,106,154
Skyline Champion Corp.	976,563	23,271,496
TopBuild Corp. (a)	271,275	12,375,566
		99,847,097
Internet & Direct Marketing Retail - 2.5%
Etsy, Inc. (a)	281,693	11,977,586
Gaia, Inc. Class A (a)	1,060,745	15,497,484
GrubHub, Inc. (a)	226,700	21,024,158
Stamps.com, Inc. (a)	263,234	53,218,018
		101,717,246
Multiline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	239,377	22,238,123
Specialty Retail - 2.3%
Five Below, Inc. (a)	346,452	39,433,167
The Children's Place Retail Stores, Inc. (b)	370,805	55,398,267
		94,831,434
Textiles, Apparel & Luxury Goods - 0.6%
Axonics Modulation Technologies, Inc. (a)	416,610	6,240,818
Columbia Sportswear Co.	176,365	15,922,232
Gritstone Oncology, Inc.	189,894	3,230,097
		25,393,147

TOTAL CONSUMER DISCRETIONARY		609,834,255

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.6%
Performance Food Group Co. (a)	863,866	25,328,551
Food Products - 1.2%
Nomad Foods Ltd. (a)	1,174,190	22,427,029
Post Holdings, Inc. (a)	294,468	26,036,861
		48,463,890
Household Products - 0.6%
Central Garden & Pet Co. (a)(b)	413,786	13,439,769
Central Garden & Pet Co. Class A (non-vtg.) (a)	402,777	11,942,338
		25,382,107

TOTAL CONSUMER STAPLES		99,174,548

ENERGY - 1.3%
Energy Equipment & Services - 0.3%
NCS Multistage Holdings, Inc. (a)	953,062	10,769,601
Oil, Gas & Consumable Fuels - 1.0%
Delek U.S. Holdings, Inc.	512,169	18,806,846
Renewable Energy Group, Inc. (a)(b)	404,087	12,559,024
Whiting Petroleum Corp. (a)	276,670	10,319,791
		41,685,661

TOTAL ENERGY		52,455,262

FINANCIALS - 9.4%
Banks - 1.4%
First Citizen Bancshares, Inc.	87,320	37,253,332
Popular, Inc.	420,391	21,864,536
		59,117,868
Capital Markets - 3.6%
Apollo Global Management LLC Class A	566,203	16,657,692
Cboe Global Markets, Inc.	207,700	23,438,945
Hamilton Lane, Inc. Class A	487,716	18,718,540
LPL Financial	266,915	16,441,964
Morningstar, Inc.	203,492	25,395,802
MSCI, Inc.	178,165	26,792,453
Virtu Financial, Inc. Class A (b)	837,240	19,859,333
		147,304,729
Consumer Finance - 0.7%
Green Dot Corp. Class A (a)	353,283	26,757,654
Diversified Financial Services - 1.2%
Gores Holdings II, Inc. (a)	5,041,449	47,339,206
Insurance - 1.4%
Enstar Group Ltd. (a)	141,329	25,665,346
Primerica, Inc.	291,160	31,951,898
		57,617,244
Real Estate Management & Development - 0.4%
The RMR Group, Inc.	221,573	16,812,959
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd. (a)	692,130	27,283,765

TOTAL FINANCIALS		382,233,425

HEALTH CARE - 26.0%
Biotechnology - 8.1%
Abeona Therapeutics, Inc. (a)	688,816	5,923,818
Acceleron Pharma, Inc. (a)	355,030	18,024,873
Acorda Therapeutics, Inc. (a)	332,599	6,355,967
Adaptimmune Therapeutics PLC sponsored ADR (a)	431,906	2,677,817
Aduro Biotech, Inc. (a)	713,219	3,024,049
Alder Biopharmaceuticals, Inc. (a)(b)	746,996	9,486,849
AnaptysBio, Inc. (a)	260,447	19,460,600
Arena Pharmaceuticals, Inc. (a)	267,021	9,521,969
Argenx SE ADR (a)	226,790	18,145,468
Array BioPharma, Inc. (a)	187,072	3,030,566
Ascendis Pharma A/S sponsored ADR (a)	390,617	25,112,767
Atara Biotherapeutics, Inc. (a)	307,908	10,521,216
Audentes Therapeutics, Inc. (a)	517,610	14,596,602
Blueprint Medicines Corp. (a)	321,110	19,513,855
Crinetics Pharmaceuticals, Inc. (a)	6,100	151,951
Dynavax Technologies Corp. (a)(b)	826,143	8,170,554
FibroGen, Inc. (a)	517,839	22,199,758
Five Prime Therapeutics, Inc. (a)	258,127	3,133,662
Global Blood Therapeutics, Inc. (a)	418,964	14,701,447
Heron Therapeutics, Inc. (a)	448,216	12,442,476
Kezar Life Sciences, Inc.	278,290	6,882,112
Ligand Pharmaceuticals, Inc. Class B (a)	94,661	15,601,079
Loxo Oncology, Inc. (a)	193,203	29,494,370
Mirati Therapeutics, Inc. (a)(b)	258,488	9,659,697
Sarepta Therapeutics, Inc. (a)	237,950	31,828,192
Spark Therapeutics, Inc. (a)	177,412	7,981,766
TESARO, Inc. (a)	78,034	2,253,622
		329,897,102
Health Care Equipment & Supplies - 9.4%
Cerus Corp. (a)	551,044	3,691,995
CONMED Corp.	247,375	16,680,496
Glaukos Corp. (a)(b)	322,542	18,688,083
Globus Medical, Inc. (a)	797,826	42,165,104
Hill-Rom Holdings, Inc.	266,218	22,383,609
ICU Medical, Inc. (a)	71,506	18,214,723
Insulet Corp. (a)	682,401	60,194,592
Integer Holdings Corp. (a)	257,783	19,197,100
Integra LifeSciences Holdings Corp. (a)	611,609	32,763,894
iRhythm Technologies, Inc. (a)	430,258	33,241,733
Masimo Corp. (a)	438,472	50,687,363
Merit Medical Systems, Inc. (a)	569,900	32,552,688
Novocure Ltd. (a)	631,355	20,923,105
Nuvectra Corp. (a)	22,101	442,241
Quanterix Corp. (a)(b)	742,460	13,000,475
		384,827,201
Health Care Providers & Services - 3.5%
Chemed Corp.	69,577	21,174,368
G1 Therapeutics, Inc. (a)	507,541	20,306,715
LHC Group, Inc. (a)	272,000	24,868,960
Magellan Health Services, Inc. (a)	412,445	26,833,672
Molina Healthcare, Inc. (a)	394,854	50,055,642
		143,239,357
Health Care Technology - 2.0%
Evolent Health, Inc. (a)	658,732	14,623,850
HMS Holdings Corp. (a)	1,117,700	32,212,114
HTG Molecular Diagnostics (a)	786,272	2,995,696
Teladoc Health, Inc. (a)(b)	465,362	32,268,201
		82,099,861
Life Sciences Tools & Services - 1.1%
ICON PLC (a)	261,755	36,143,130
Morphosys AG (a)	99,547	9,223,106
		45,366,236
Pharmaceuticals - 1.9%
Aclaris Therapeutics, Inc. (a)	544,982	6,479,836
Aerie Pharmaceuticals, Inc. (a)	301,647	16,041,587
Akcea Therapeutics, Inc. (a)(b)	270,015	6,026,735
GW Pharmaceuticals PLC ADR (a)(b)	69,287	9,526,270
Nektar Therapeutics (a)	402,558	15,570,943
SCYNEXIS, Inc. warrants 6/21/21 (a)	168,750	10,856
The Medicines Company (a)	330,565	7,688,942
Theravance Biopharma, Inc. (a)	289,029	7,014,734
Xeris Pharmaceuticals, Inc.	327,546	7,179,808
		75,539,711

TOTAL HEALTH CARE		1,060,969,468

INDUSTRIALS - 14.4%
Aerospace & Defense - 2.4%
BWX Technologies, Inc.	518,600	30,317,356
HEICO Corp. Class A	561,702	37,443,055
Teledyne Technologies, Inc. (a)	137,981	30,532,436
		98,292,847
Air Freight & Logistics - 0.5%
Forward Air Corp.	326,953	19,613,910
Airlines - 0.6%
SkyWest, Inc.	458,228	26,251,882
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	695,724	34,027,861
Construction & Engineering - 2.6%
Argan, Inc.	280,614	12,352,628
Dycom Industries, Inc. (a)	529,759	35,960,041
Jacobs Engineering Group, Inc.	770,943	57,890,110
		106,202,779
Electrical Equipment - 1.0%
Generac Holdings, Inc. (a)	775,730	39,352,783
Industrial Conglomerates - 0.7%
ITT, Inc.	597,973	30,197,637
Machinery - 1.8%
AGCO Corp.	327,648	18,361,394
Allison Transmission Holdings, Inc.	503,635	22,200,231
Gardner Denver Holdings, Inc. (a)	432,658	11,707,725
Luxfer Holdings PLC sponsored	261,275	6,030,227
Milacron Holdings Corp. (a)	1,088,612	15,240,568
		73,540,145
Professional Services - 3.3%
Asgn, Inc. (a)	611,019	40,987,155
Exponent, Inc.	560,848	28,300,390
FTI Consulting, Inc. (a)	341,311	23,588,003
Insperity, Inc.	367,308	40,348,784
		133,224,332
Trading Companies & Distributors - 0.7%
SiteOne Landscape Supply, Inc. (a)	195,805	13,322,572
Univar, Inc. (a)	528,140	13,002,807
		26,325,379

TOTAL INDUSTRIALS		587,029,555

INFORMATION TECHNOLOGY - 21.4%
Electronic Equipment & Components - 1.3%
Dolby Laboratories, Inc. Class A	233,039	16,035,414
FLIR Systems, Inc.	49,867	2,309,341
Novanta, Inc. (a)	243,674	14,184,264
Zebra Technologies Corp. Class A (a)	117,003	19,457,599
		51,986,618
Internet Software & Services - 3.8%
ANGI Homeservices, Inc. Class A (a)(b)	1,285,467	24,603,838
BlackLine, Inc. (a)	366,867	17,015,291
CarGurus, Inc. Class A	2,236,308	99,336,803
ShotSpotter, Inc. (a)(b)	370,875	14,345,445
		155,301,377
IT Services - 5.0%
Booz Allen Hamilton Holding Corp. Class A	608,300	30,135,182
Elastic NV (b)	180,094	12,246,392
EPAM Systems, Inc. (a)	274,715	32,820,201
Euronet Worldwide, Inc. (a)	273,800	30,441,084
EVO Payments, Inc. Class A (b)	423,086	10,044,062
GoDaddy, Inc. (a)	479,091	35,055,088
Interxion Holding N.V. (a)	415,509	24,461,015
Leidos Holdings, Inc.	252,954	16,386,360
Okta, Inc. (a)	226,286	13,206,051
		204,795,435
Semiconductors & Semiconductor Equipment - 1.4%
Brooks Automation, Inc.	629,569	19,535,526
Entegris, Inc.	1,344,215	35,675,466
		55,210,992
Software - 9.9%
2U, Inc. (a)(b)	889,979	55,988,579
8x8, Inc. (a)	958,779	16,481,411
Black Knight, Inc. (a)	421,107	20,537,388
Cardlytics, Inc. (a)(c)	1,935,515	40,955,497
Dropbox, Inc. Class A (a)	348,100	8,169,907
Everbridge, Inc. (a)	7,206	366,281
Five9, Inc. (a)	747,330	29,414,909
HubSpot, Inc. (a)	293,654	39,834,165
New Relic, Inc. (a)	104,553	9,331,355
Parametric Technology Corp. (a)	214,300	17,660,463
Pivotal Software, Inc.	421,243	8,593,357
Pluralsight, Inc. (b)	1,538,414	34,475,858
PROS Holdings, Inc. (a)	631,107	20,776,042
RealPage, Inc. (a)	416,616	22,080,648
Talend SA ADR (a)	245,668	15,219,133
The Trade Desk, Inc. (a)(b)	270,518	33,422,499
Upwork, Inc. (b)	3,822	73,382
Zendesk, Inc. (a)	313,207	17,216,989
Zuora, Inc. (b)	668,300	13,646,686
		404,244,549

TOTAL INFORMATION TECHNOLOGY		871,538,971

MATERIALS - 2.8%
Chemicals - 1.4%
Orion Engineered Carbons SA	1,087,531	28,069,175
The Chemours Co. LLC	866,028	28,587,584
		56,656,759
Containers & Packaging - 1.1%
Aptargroup, Inc.	328,502	33,494,064
Avery Dennison Corp.	108,431	9,836,860
		43,330,924
Paper & Forest Products - 0.3%
Neenah, Inc.	179,230	14,420,846
Quintis Ltd. (a)(b)(d)	10,830,535	77
		14,420,923

TOTAL MATERIALS		114,408,606

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Rexford Industrial Realty, Inc.	533,481	16,895,343
Store Capital Corp.	573,915	16,660,752
Terreno Realty Corp.	478,027	17,892,551
		51,448,646
TOTAL COMMON STOCKS
(Cost $3,470,257,666)		3,947,394,580

Convertible Preferred Stocks - 1.0%
INFORMATION TECHNOLOGY - 1.0%
Software - 1.0%
Compass, Inc. Series E (d)(e)
(Cost $23,873,990)	353,803	41,950,422

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 2.23% (f)	51,850,708	51,861,078
Fidelity Securities Lending Cash Central Fund 2.23% (f)(g)	126,540,935	126,553,589
TOTAL MONEY MARKET FUNDS
(Cost $178,414,667)		178,414,667
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $3,672,546,323)		4,167,759,669
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(94,587,067)
NET ASSETS - 100%		$4,073,172,602

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,950,422 or 1.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$23,873,990

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$314,804
Fidelity Securities Lending Cash Central Fund	258,387
Total	$573,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Cardlytics, Inc.	$31,989,182	$6,123,287	$1,807,370	$--	$932,893	$3,717,505	$40,955,497
Total	$31,989,182	$6,123,287	$1,807,370	$--	$932,893	$3,717,505	$40,955,497

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$118,301,844	$118,301,844	$--	$--
Consumer Discretionary	609,834,255	609,834,255	--	--
Consumer Staples	99,174,548	99,174,548	--	--
Energy	52,455,262	52,455,262	--	--
Financials	382,233,425	382,233,425	--	--
Health Care	1,060,969,468	1,060,958,612	10,856	--
Industrials	587,029,555	587,029,555	--	--
Information Technology	913,489,393	871,538,971	--	41,950,422
Materials	114,408,606	114,408,529	--	77
Real Estate	51,448,646	51,448,646	--	--
Money Market Funds	178,414,667	178,414,667	--	--
Total Investments in Securities:	$4,167,759,669	$4,125,798,314	$10,856	$41,950,499

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$23,873,990
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	18,076,432
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$41,950,422
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$18,076,432
Other Investments in Securities
Beginning Balance	$1,361,915
Net Realized Gain (Loss) on Investment Securities	336,700
Net Unrealized Gain (Loss) on Investment Securities	(176,935)
Cost of Purchases	--
Proceeds of Sales	(1,521,603)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$77
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$302,369

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$41,950,499	Market approach	Transaction price	$118.57	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Value Fund

October 31, 2018

SCV-QTLY-1218
1.823236.114

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 1.5%
Media - 1.5%
Gray Television, Inc. (a)	1,966,400	$34,038,384
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 2.7%
Standard Motor Products, Inc. (b)	1,154,600	62,475,406
Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (a)	122,400	15,263,280
Hotels, Restaurants & Leisure - 0.7%
Bluegreen Vacations Corp. (c)	1,296,868	16,988,971
Household Durables - 1.0%
LGI Homes, Inc. (a)(c)	55,900	2,391,961
Taylor Morrison Home Corp. (a)	1,217,800	20,142,412
		22,534,373
Specialty Retail - 3.6%
Aaron's, Inc. Class A	810,500	38,198,865
Sally Beauty Holdings, Inc. (a)(c)	1,831,600	32,620,796
Signet Jewelers Ltd.	218,400	12,241,320
		83,060,981
Textiles, Apparel & Luxury Goods - 1.2%
G-III Apparel Group Ltd. (a)	722,200	28,786,892

TOTAL CONSUMER DISCRETIONARY		229,109,903

CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 1.7%
BJ's Wholesale Club Holdings, Inc.	1,822,200	40,361,730
Food Products - 2.3%
Nomad Foods Ltd. (a)	2,772,800	52,960,480
Tobacco - 1.3%
Universal Corp.	431,400	29,274,804

TOTAL CONSUMER STAPLES		122,597,014

ENERGY - 7.3%
Energy Equipment & Services - 3.5%
Oil States International, Inc. (a)	999,200	22,252,184
ShawCor Ltd. Class A	3,200,400	58,054,276
		80,306,460
Oil, Gas & Consumable Fuels - 3.8%
Berry Petroleum Corp.	561,734	7,864,276
CVR Refining, LP	920,306	17,715,891
Denbury Resources, Inc. (a)(c)	5,020,000	17,319,000
Riviera Resources, Inc. (a)	262,156	5,589,166
Roan Resources, Inc. (a)	1,650,800	26,858,516
Whiting Petroleum Corp. (a)	339,569	12,665,924
		88,012,773

TOTAL ENERGY		168,319,233

FINANCIALS - 28.5%
Banks - 15.7%
Associated Banc-Corp.	359,700	8,337,846
BOK Financial Corp.	149,800	12,842,354
Cadence Bancorp Class A	1,265,000	27,905,900
Cullen/Frost Bankers, Inc.	349,000	34,174,080
CVB Financial Corp.	1,607,400	35,121,690
Equity Bancshares, Inc. (a)	710,600	25,645,554
First Citizen Bancshares, Inc.	114,624	48,902,037
Heartland Financial U.S.A., Inc.	717,000	38,101,380
Hilltop Holdings, Inc.	2,049,100	40,777,090
Popular, Inc.	1,196,300	62,219,563
The Bank of NT Butterfield & Son Ltd.	129,300	5,209,497
Trico Bancshares	630,540	22,712,051
		361,949,042
Capital Markets - 1.9%
Cowen Group, Inc. Class A (a)(c)	158,482	2,345,534
Morningstar, Inc.	161,600	20,167,680
OM Asset Management Ltd.	1,928,201	21,981,491
		44,494,705
Consumer Finance - 0.6%
Green Dot Corp. Class A (a)	192,700	14,595,098
Diversified Financial Services - 1.0%
Donnelley Financial Solutions, Inc. (a)	1,451,100	22,564,605
Insurance - 7.2%
Argo Group International Holdings, Ltd.	762,875	47,000,729
Axis Capital Holdings Ltd.	186,000	10,376,940
Enstar Group Ltd. (a)	316,500	57,476,400
First American Financial Corp.	316,875	14,047,069
Primerica, Inc.	329,900	36,203,226
		165,104,364
Thrifts & Mortgage Finance - 2.1%
Beneficial Bancorp, Inc.	2,942,434	45,990,243
Washington Federal, Inc.	53,503	1,506,644
		47,496,887

TOTAL FINANCIALS		656,204,701

HEALTH CARE - 4.5%
Health Care Equipment & Supplies - 1.2%
LivaNova PLC (a)	252,751	28,305,584
Health Care Technology - 0.8%
Cegedim SA (a)	701,397	17,557,065
Pharmaceuticals - 2.5%
Prestige Brands Holdings, Inc. (a)	1,588,000	57,422,080

TOTAL HEALTH CARE		103,284,729

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.3%
Moog, Inc. Class A	751,100	53,741,205
Electrical Equipment - 2.1%
Melrose Industries PLC	929,799	2,004,353
Regal Beloit Corp.	662,468	47,498,956
		49,503,309
Machinery - 1.1%
Apergy Corp. (a)	436,800	17,030,832
Mueller Industries, Inc.	321,300	7,823,655
		24,854,487
Professional Services - 2.4%
CBIZ, Inc. (a)	2,563,200	56,851,776
Road & Rail - 1.4%
Genesee & Wyoming, Inc. Class A (a)	397,700	31,509,771
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	445,100	29,256,423

TOTAL INDUSTRIALS		245,716,971

INFORMATION TECHNOLOGY - 8.8%
Electronic Equipment & Components - 3.1%
SYNNEX Corp.	156,084	12,113,679
Tech Data Corp. (a)	341,800	24,151,588
TTM Technologies, Inc. (a)	3,037,800	35,542,260
		71,807,527
IT Services - 5.1%
Computer Services, Inc.	572,367	28,658,416
EVERTEC, Inc.	2,115,800	55,180,064
Hackett Group, Inc.	1,351,786	27,671,059
Presidio, Inc.	523,678	7,017,285
		118,526,824
Software - 0.6%
j2 Global, Inc.	172,400	12,557,616

TOTAL INFORMATION TECHNOLOGY		202,891,967

MATERIALS - 2.9%
Chemicals - 1.0%
Orion Engineered Carbons SA	856,100	22,095,941
Containers & Packaging - 1.9%
Silgan Holdings, Inc.	1,839,700	44,207,991

TOTAL MATERIALS		66,303,932

REAL ESTATE - 12.7%
Equity Real Estate Investment Trusts (REITs) - 12.7%
CareTrust (REIT), Inc.	2,410,000	42,560,600
Clipper Realty, Inc.	288,233	3,873,852
Corporate Office Properties Trust (SBI)	1,248,900	32,271,576
Equity Commonwealth	1,751,700	52,165,626
Four Corners Property Trust, Inc.	1,272,200	33,178,976
Rexford Industrial Realty, Inc.	2,088,400	66,139,626
Store Capital Corp.	2,133,700	61,941,311
		292,131,567
UTILITIES - 5.4%
Electric Utilities - 3.1%
El Paso Electric Co.	517,100	29,500,555
IDACORP, Inc.	443,500	41,360,810
		70,861,365
Independent Power and Renewable Electricity Producers - 2.3%
NRG Yield, Inc. Class C	2,715,500	53,250,955

TOTAL UTILITIES		124,112,320

TOTAL COMMON STOCKS
(Cost $2,148,526,910)		2,244,710,721
	Principal Amount	Value

Nonconvertible Bonds - 0.4%
INDUSTRIALS - 0.4%
Machinery - 0.4%
Mueller Industries, Inc. 6% 3/1/27 (Cost $10,499,000)	10,499,000	10,052,793
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 2.23% (d)	44,049,840	44,058,650
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	23,668,803	23,671,170
TOTAL MONEY MARKET FUNDS
(Cost $67,729,820)		67,729,820
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,226,755,730)		2,322,493,334
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(18,255,356)
NET ASSETS - 100%		$2,304,237,978

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$166,065
Fidelity Securities Lending Cash Central Fund	40,309
Total	$206,374

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Beneficial Bancorp, Inc.	$70,619,250	$--	$23,557,047	$184,525	$(119,595)	$(952,365)	$--
Standard Motor Products, Inc.	61,899,800	2,703,509	8,035,502	266,700	(549,212)	6,456,811	62,475,406
Total	$132,519,050	$2,703,509	$31,592,549	$451,225	$(668,807)	$5,504,446	$62,475,406

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$34,038,384	$34,038,384	$--	$--
Consumer Discretionary	229,109,903	229,109,903	--	--
Consumer Staples	122,597,014	122,597,014	--	--
Energy	168,319,233	168,319,233	--	--
Financials	656,204,701	656,204,701	--	--
Health Care	103,284,729	103,284,729	--	--
Industrials	245,716,971	245,716,971	--	--
Information Technology	202,891,967	202,891,967	--	--
Materials	66,303,932	66,303,932	--	--
Real Estate	292,131,567	292,131,567	--	--
Utilities	124,112,320	124,112,320	--	--
Corporate Bonds	10,052,793	--	10,052,793	--
Money Market Funds	67,729,820	67,729,820	--	--
Total Investments in Securities:	$2,322,493,334	$2,312,440,541	$10,052,793	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Opportunities Fund

October 31, 2018

SMO-QTLY-1218
1.858552.112

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 2.0%
Entertainment - 0.3%
Cinemark Holdings, Inc.	457,400	$19,014,118
Media - 1.2%
Nexstar Broadcasting Group, Inc. Class A	451,900	33,842,791
The New York Times Co. Class A	1,128,900	29,802,960
		63,645,751
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)	885,300	27,736,449

TOTAL COMMUNICATION SERVICES		110,396,318

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.8%
Fox Factory Holding Corp. (a)	465,700	25,022,061
Standard Motor Products, Inc.	360,834	19,524,728
		44,546,789
Diversified Consumer Services - 0.6%
Frontdoor, Inc. (a)	439,400	14,961,570
Weight Watchers International, Inc. (a)	284,907	18,832,353
		33,793,923
Hotels, Restaurants & Leisure - 3.4%
Bluegreen Vacations Corp.	1,262,270	16,535,737
Churchill Downs, Inc.	106,800	26,658,348
Eldorado Resorts, Inc. (a)	367,700	13,421,050
Marriott Vacations Worldwide Corp.	360,100	31,865,249
Planet Fitness, Inc. (a)	616,300	30,254,167
PlayAGS, Inc. (a)	882,883	21,409,913
Texas Roadhouse, Inc. Class A	546,100	33,017,206
YETI Holdings, Inc.	659,700	10,509,021
		183,670,691
Household Durables - 2.0%
Cavco Industries, Inc. (a)	141,319	28,350,005
Helen of Troy Ltd. (a)	200,479	24,883,453
Taylor Morrison Home Corp. (a)	1,277,700	21,133,158
TopBuild Corp. (a)	382,489	17,449,148
TRI Pointe Homes, Inc. (a)	1,543,333	18,365,663
		110,181,427
Leisure Products - 0.7%
Brunswick Corp.	390,300	20,291,697
Johnson Outdoors, Inc. Class A	238,893	17,991,032
		38,282,729
Multiline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	361,000	33,536,900
Specialty Retail - 2.3%
Burlington Stores, Inc. (a)	138,100	23,682,769
Monro, Inc.	359,481	26,745,386
Murphy U.S.A., Inc. (a)	324,400	26,156,372
The Children's Place Retail Stores, Inc.	192,900	28,819,260
Williams-Sonoma, Inc. (b)	297,600	17,671,488
		123,075,275
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. (a)	290,600	36,955,602
Steven Madden Ltd.	1,123,708	35,138,349
Wolverine World Wide, Inc.	787,652	27,701,721
		99,795,672

TOTAL CONSUMER DISCRETIONARY		666,883,406

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Cott Corp.	947,400	14,248,896
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc.	1,208,090	26,759,194
Casey's General Stores, Inc.	141,700	17,869,787
Performance Food Group Co. (a)	779,425	22,852,741
		67,481,722
Food Products - 0.8%
Ingredion, Inc.	145,500	14,721,690
Lamb Weston Holdings, Inc.	189,000	14,772,240
Nomad Foods Ltd. (a)	902,800	17,243,480
		46,737,410
Household Products - 0.3%
Central Garden & Pet Co. (a)	482,300	15,665,104
Personal Products - 0.3%
Inter Parfums, Inc.	273,100	16,110,169

TOTAL CONSUMER STAPLES		160,243,301

ENERGY - 4.5%
Energy Equipment & Services - 1.5%
Liberty Oilfield Services, Inc. Class A (b)	654,823	12,428,541
Nabors Industries Ltd.	5,059,200	25,144,224
Rowan Companies PLC (a)	2,083,210	33,143,871
Total Energy Services, Inc.	1,488,477	10,775,332
		81,491,968
Oil, Gas & Consumable Fuels - 3.0%
Delek U.S. Holdings, Inc.	1,201,100	44,104,392
Diamondback Energy, Inc.	130,793	14,695,901
PDC Energy, Inc. (a)	784,277	33,292,559
Viper Energy Partners LP	786,685	28,289,193
WPX Energy, Inc. (a)	2,627,310	42,142,052
		162,524,097

TOTAL ENERGY		244,016,065

FINANCIALS - 17.8%
Banks - 10.9%
Associated Banc-Corp.	1,631,612	37,820,766
BancFirst Corp.	663,786	38,088,041
Banner Corp.	704,826	40,753,039
Boston Private Financial Holdings, Inc.	522,884	7,058,934
City Holding Co.	487,800	35,989,884
Cullen/Frost Bankers, Inc.	365,200	35,760,384
First Citizen Bancshares, Inc.	75,000	31,997,250
First Hawaiian, Inc.	1,397,900	34,639,962
First Interstate Bancsystem, Inc.	659,671	27,349,960
First Merchants Corp.	842,770	35,067,660
Heartland Financial U.S.A., Inc.	750,400	39,876,256
Independent Bank Corp., Massachusetts	429,779	33,716,163
Old National Bancorp, Indiana	2,187,278	39,042,912
Preferred Bank, Los Angeles	382,177	19,647,720
Trico Bancshares	1,059,069	38,147,665
Trustmark Corp.	847,922	26,115,998
WesBanco, Inc.	834,600	33,467,460
Wintrust Financial Corp.	513,800	39,120,732
		593,660,786
Capital Markets - 2.5%
Hamilton Lane, Inc. Class A	885,700	33,993,166
Houlihan Lokey	683,000	28,125,940
Morningstar, Inc.	290,238	36,221,702
PJT Partners, Inc.	818,866	37,127,384
		135,468,192
Diversified Financial Services - 0.4%
Allakos, Inc. (a)	484,488	23,424,995
Insurance - 2.9%
Amerisafe, Inc.	387,600	25,228,884
Employers Holdings, Inc.	954,170	43,853,653
First American Financial Corp.	832,400	36,900,292
Primerica, Inc.	477,830	52,437,064
		158,419,893
Thrifts & Mortgage Finance - 1.1%
Beneficial Bancorp, Inc.	222,602	3,479,269
Meridian Bancorp, Inc. Maryland	426,479	6,755,427
Washington Federal, Inc.	237,936	6,700,278
WSFS Financial Corp.	958,405	40,760,965
		57,695,939

TOTAL FINANCIALS		968,669,805

HEALTH CARE - 15.1%
Biotechnology - 7.1%
Abeona Therapeutics, Inc. (a)	826,215	7,105,449
ACADIA Pharmaceuticals, Inc. (a)	378,261	7,368,524
Acorda Therapeutics, Inc. (a)	767,471	14,666,371
Agios Pharmaceuticals, Inc. (a)	249,145	15,711,084
AnaptysBio, Inc. (a)	221,900	16,580,368
Argenx SE ADR (a)	206,700	16,538,067
Array BioPharma, Inc. (a)	254,386	4,121,053
Ascendis Pharma A/S sponsored ADR (a)	324,348	20,852,333
Atara Biotherapeutics, Inc. (a)	410,497	14,026,682
Audentes Therapeutics, Inc. (a)	489,080	13,792,056
bluebird bio, Inc. (a)	116,656	13,380,443
Cellectis SA sponsored ADR (a)	502,444	12,757,053
Crinetics Pharmaceuticals, Inc. (a)(b)	659,689	16,432,853
CytomX Therapeutics, Inc. (a)	294,000	4,192,440
CytomX Therapeutics, Inc. (a)(c)	105,499	1,504,416
FibroGen, Inc. (a)	475,300	20,376,111
Heron Therapeutics, Inc. (a)	632,800	17,566,528
Insmed, Inc. (a)	874,182	12,763,057
Intercept Pharmaceuticals, Inc. (a)	170,498	16,369,513
Ionis Pharmaceuticals, Inc. (a)	280,172	13,882,523
Kezar Life Sciences, Inc. (b)	733,100	18,129,563
La Jolla Pharmaceutical Co. (a)(b)	668,700	10,899,810
Mirati Therapeutics, Inc. (a)(b)	440,000	16,442,800
Neurocrine Biosciences, Inc. (a)	206,782	22,156,691
Protagonist Therapeutics, Inc. (a)	916,540	7,323,155
Sage Therapeutics, Inc. (a)	108,175	13,919,959
Sarepta Therapeutics, Inc. (a)	137,500	18,392,000
Sienna Biopharmaceuticals, Inc.(a)	120,919	1,116,082
Spark Therapeutics, Inc. (a)	260,079	11,700,954
TESARO, Inc. (a)(b)	279,800	8,080,624
		388,148,562
Health Care Equipment & Supplies - 3.0%
Integra LifeSciences Holdings Corp. (a)	494,186	26,473,544
iRhythm Technologies, Inc. (a)	497,300	38,421,398
Masimo Corp. (a)	321,900	37,211,640
Merit Medical Systems, Inc. (a)	312,400	17,844,288
Nanosonics Ltd. (a)	6,343,204	13,475,820
Steris PLC	299,900	32,782,069
		166,208,759
Health Care Providers & Services - 2.4%
G1 Therapeutics, Inc. (a)	482,300	19,296,823
Magellan Health Services, Inc. (a)	355,290	23,115,167
Molina Healthcare, Inc. (a)	293,200	37,168,964
National Vision Holdings, Inc.	637,100	26,395,053
NMC Health PLC	445,800	20,126,098
Wellcare Health Plans, Inc. (a)	26,700	7,368,933
		133,471,038
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	267,800	24,463,530
Life Sciences Tools & Services - 0.8%
ICON PLC (a)	307,000	42,390,560
Pharmaceuticals - 1.3%
MyoKardia, Inc. (a)	204,530	10,827,818
Nektar Therapeutics (a)	264,200	10,219,256
Theravance Biopharma, Inc. (a)	619,172	15,027,304
Xeris Pharmaceuticals, Inc.	659,400	14,454,048
Zogenix, Inc. (a)	419,000	17,497,440
		68,025,866

TOTAL HEALTH CARE		822,708,315

INDUSTRIALS - 14.2%
Aerospace & Defense - 1.5%
Moog, Inc. Class A	551,260	39,442,653
Teledyne Technologies, Inc. (a)	192,340	42,560,995
		82,003,648
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	1,355,030	26,558,588
Building Products - 1.2%
Allegion PLC	299,990	25,718,143
Simpson Manufacturing Co. Ltd.	669,180	38,196,794
		63,914,937
Commercial Services & Supplies - 1.3%
Deluxe Corp.	412,840	19,490,176
Interface, Inc.	1,678,920	27,349,607
Tomra Systems ASA	1,071,898	26,575,563
		73,415,346
Construction & Engineering - 2.9%
Comfort Systems U.S.A., Inc.	928,260	49,643,345
EMCOR Group, Inc.	746,820	53,009,284
Jacobs Engineering Group, Inc.	378,380	28,412,554
Valmont Industries, Inc.	200,240	24,891,834
		155,957,017
Industrial Conglomerates - 0.7%
ITT, Inc.	787,060	39,746,530
Machinery - 2.1%
AGCO Corp.	314,040	17,598,802
John Bean Technologies Corp.	400,100	41,598,397
SPX Flow, Inc. (a)	814,709	27,887,489
Standex International Corp.	320,330	25,985,170
		113,069,858
Professional Services - 0.5%
CBIZ, Inc. (a)	1,319,800	29,273,164
Road & Rail - 0.6%
Landstar System, Inc.	312,150	31,243,094
Trading Companies & Distributors - 2.9%
Kaman Corp.	752,430	47,794,354
MRC Global, Inc. (a)	1,898,620	30,055,155
SiteOne Landscape Supply, Inc. (a)(b)	520,040	35,383,522
Univar, Inc. (a)	799,979	19,695,483
Watsco, Inc.	162,330	24,054,059
		156,982,573

TOTAL INDUSTRIALS		772,164,755

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.5%
InterDigital, Inc.	409,167	29,030,399
Electronic Equipment & Components - 2.1%
CTS Corp.	424,654	11,334,015
ePlus, Inc. (a)	341,132	28,955,284
Fabrinet	522,200	22,621,704
Plexus Corp. (a)	528,218	30,847,931
TTM Technologies, Inc. (a)	1,915,485	22,411,175
		116,170,109
Internet Software & Services - 1.0%
BlackLine, Inc. (a)	464,338	21,535,996
CarGurus, Inc. Class A	740,500	32,893,010
		54,429,006
IT Services - 4.7%
Amdocs Ltd.	500,400	31,660,308
Carbonite, Inc. (a)	785,200	26,861,692
Conduent, Inc. (a)	1,243,319	23,747,393
EPAM Systems, Inc. (a)	220,048	26,289,135
ExlService Holdings, Inc. (a)	410,101	26,287,474
Maximus, Inc.	405,901	26,371,388
Presidio, Inc.	1,217,200	16,310,480
Science Applications International Corp.	363,199	25,245,962
Wix.com Ltd. (a)	236,268	23,000,690
WNS Holdings Ltd. sponsored ADR (a)	573,584	28,788,181
		254,562,703
Semiconductors & Semiconductor Equipment - 1.9%
Cabot Microelectronics Corp.	197,500	19,279,950
Entegris, Inc.	1,322,291	35,093,603
Nanometrics, Inc. (a)	521,647	16,724,003
Semtech Corp. (a)	712,100	32,001,774
		103,099,330
Software - 4.7%
CommVault Systems, Inc. (a)	411,500	23,957,530
Everbridge, Inc. (a)	487,600	24,784,708
Five9, Inc. (a)	720,800	28,370,688
j2 Global, Inc.	152,303	11,093,751
LivePerson, Inc. (a)	1,348,778	30,482,383
MINDBODY, Inc. (a)	528,700	16,833,808
New Relic, Inc. (a)	333,400	29,755,950
Paycom Software, Inc. (a)	136,293	17,063,884
RealPage, Inc. (a)	396,591	21,019,323
RingCentral, Inc. (a)	325,551	25,305,079
SPS Commerce, Inc. (a)	305,600	28,448,304
		257,115,408

TOTAL INFORMATION TECHNOLOGY		814,406,955

MATERIALS - 4.4%
Chemicals - 2.5%
Chase Corp.	304,600	32,848,064
Ingevity Corp. (a)	367,104	33,435,832
Innospec, Inc.	558,600	37,381,512
Olin Corp.	721,300	14,570,260
Trinseo SA	228,400	12,306,192
Tronox Ltd. Class A	597,200	6,837,940
		137,379,800
Construction Materials - 0.4%
nVent Electric PLC	900,900	21,999,978
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	976,200	15,297,054
Sonoco Products Co.	499,100	27,240,878
		42,537,932
Metals & Mining - 0.7%
B2Gold Corp. (a)	5,508,100	13,598,181
Steel Dynamics, Inc.	673,818	26,683,193
		40,281,374

TOTAL MATERIALS		242,199,084

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.5%
Americold Realty Trust	2,058,000	50,935,500
CoreSite Realty Corp.	411,926	38,663,374
Corporate Office Properties Trust (SBI)	1,594,100	41,191,544
Equity Lifestyle Properties, Inc.	415,879	39,379,583
Four Corners Property Trust, Inc.	2,331,254	60,799,104
Rexford Industrial Realty, Inc.	1,884,500	59,682,115
Store Capital Corp.	1,988,103	57,714,630
Terreno Realty Corp.	1,681,600	62,942,284
		411,308,134
UTILITIES - 3.2%
Electric Utilities - 1.8%
El Paso Electric Co.	521,780	29,767,549
Hawaiian Electric Industries, Inc.	285,800	10,660,340
IDACORP, Inc.	328,100	30,598,606
Portland General Electric Co.	146,032	6,583,123
Vistra Energy Corp. (a)	911,300	20,622,719
		98,232,337
Gas Utilities - 1.2%
Atmos Energy Corp.	156,586	14,575,025
China Resource Gas Group Ltd.	2,544,300	9,733,421
Southwest Gas Holdings, Inc.	258,100	19,943,387
Spire, Inc.	288,608	20,947,169
		65,199,002
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. Class C	488,000	9,569,680

TOTAL UTILITIES		173,001,019

TOTAL COMMON STOCKS
(Cost $4,706,384,573)		5,385,997,157
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.99% 11/1/18 (d)
(Cost $3,230,000)	3,230,000	3,230,000
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.23% (e)	64,658,675	$64,671,607
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	46,990,172	46,994,871
TOTAL MONEY MARKET FUNDS
(Cost $111,666,275)		111,666,478
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $4,821,280,848)		5,500,893,635
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(43,845,010)
NET ASSETS - 100%		$5,457,048,625

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	340	Dec. 2018	$25,702,300	$(1,869,310)	$(1,869,310)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,504,416 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,276,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$394,118
Fidelity Securities Lending Cash Central Fund	170,459
Total	$564,577

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Kezar Life Sciences, Inc.	$17,029,271	$--	$7,230,750	$--	$1,617,525	$6,713,517	$--
Total	$17,029,271	$--	$7,230,750	$--	$1,617,525	$6,713,517	$--

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$110,396,318	$110,396,318	$--	$--
Consumer Discretionary	666,883,406	666,883,406	--	--
Consumer Staples	160,243,301	160,243,301	--	--
Energy	244,016,065	244,016,065	--	--
Financials	968,669,805	968,669,805	--	--
Health Care	822,708,315	822,708,315	--	--
Industrials	772,164,755	772,164,755	--	--
Information Technology	814,406,955	814,406,955	--	--
Materials	242,199,084	242,199,084	--	--
Real Estate	411,308,134	411,308,134	--	--
Utilities	173,001,019	173,001,019	--	--
U.S. Government and Government Agency Obligations	3,230,000	--	3,230,000	--
Money Market Funds	111,666,478	111,666,478	--	--
Total Investments in Securities:	$5,500,893,635	$5,497,663,635	$3,230,000	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,869,310)	$(1,869,310)	$--	$--
Total Liabilities	$(1,869,310)	$(1,869,310)	$--	$--
Total Derivative Instruments:	$(1,869,310)	$(1,869,310)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Income Fund

October 31, 2018

REI-QTLY-1218
1.809106.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 31.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Wyndham Destinations, Inc.	271,200	$9,730,656
Wyndham Hotels & Resorts, Inc.	172,200	8,487,738
		18,218,394
FINANCIALS - 4.7%
Capital Markets - 1.0%
Brookfield Asset Management, Inc. Class A	674,100	27,507,807
Ellington Financial LLC (a)	1,635,484	25,153,744
		52,661,551
Insurance - 0.2%
FNF Group	306,629	10,256,740
Mortgage Real Estate Investment Trusts - 3.5%
Anworth Mortgage Asset Corp.	371,436	1,619,461
Chimera Investment Corp.	1,383,300	25,729,380
Dynex Capital, Inc.	1,286,463	7,448,621
Ellington Residential Mortgage REIT (b)	483,900	5,109,984
Great Ajax Corp. (a)	1,577,762	20,574,016
Hunt Companies Finance Trust I (b)	547,901	1,928,612
Invesco Mortgage Capital, Inc.	1,037,849	15,650,763
MFA Financial, Inc.	13,149,311	91,124,725
New Residential Investment Corp.	154,000	2,753,520
Redwood Trust, Inc.	647,900	10,638,518
		182,577,600

TOTAL FINANCIALS		245,495,891

REAL ESTATE - 26.3%
Equity Real Estate Investment Trusts (REITs) - 25.9%
Acadia Realty Trust (SBI) (a)	4,329,404	120,530,607
American Homes 4 Rent Class A	808,022	17,025,024
American Tower Corp.	754,100	117,496,321
Apartment Investment & Management Co. Class A	2,952,296	127,066,820
AvalonBay Communities, Inc.	209,700	36,777,186
Boardwalk (REIT) (b)	229,500	8,544,035
Brixmor Property Group, Inc.	441,300	7,149,060
Cedar Realty Trust, Inc.	299,963	1,130,861
Colony Capital, Inc.	8,369,748	49,130,421
Crown Castle International Corp.	345,510	37,570,757
DDR Corp.	1,379,550	17,147,807
Equinix, Inc.	181,700	68,817,058
Equity Lifestyle Properties, Inc.	1,593,802	150,917,101
Equity Residential (SBI)	895,203	58,152,387
Extra Space Storage, Inc.	59,500	5,358,570
Healthcare Realty Trust, Inc.	431,300	12,016,018
Healthcare Trust of America, Inc.	1,158,860	30,431,664
Lexington Corporate Properties Trust	4,316,674	33,540,557
Mid-America Apartment Communities, Inc.	847,806	82,839,124
Omega Healthcare Investors, Inc. (b)	807,623	26,934,227
Outfront Media, Inc.	601,663	10,661,468
Public Storage	168,491	34,619,846
Sabra Health Care REIT, Inc.	2,563,575	55,501,399
Safety Income and Growth, Inc.	396,570	7,130,329
Senior Housing Properties Trust (SBI)	2,202,000	35,386,140
Spirit MTA REIT	120,120	1,286,485
Spirit Realty Capital, Inc.	1,201,200	9,393,384
Store Capital Corp.	908,900	26,385,367
Terreno Realty Corp.	448,628	16,792,146
Ventas, Inc.	2,068,886	120,078,143
VEREIT, Inc.	2,775,234	20,342,465
Welltower, Inc.	115,374	7,622,760
		1,353,775,537
Real Estate Management & Development - 0.4%
Colony NorthStar Credit Real Estate, Inc. (b)	832,722	17,770,287
Retail Value, Inc. (c)	173,255	4,852,873
		22,623,160

TOTAL REAL ESTATE		1,376,398,697

TOTAL COMMON STOCKS
(Cost $1,451,679,298)		1,640,112,982

Preferred Stocks - 18.9%
Convertible Preferred Stocks - 1.5%
FINANCIALS - 0.4%
Mortgage Real Estate Investment Trusts - 0.4%
Great Ajax Corp. 7.25% (a)	281,000	6,921,873
ZAIS Financial Corp. 7.00%	404,700	10,570,764
		17,492,637
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	136,759	4,680,440
Braemar Hotels & Resorts, Inc. 5.50%	95,791	1,714,659
Equity Commonwealth 6.50%	31,237	799,814
iStar Financial, Inc. Series J, 4.50%	213,773	9,797,046
Lexington Corporate Properties Trust Series C, 6.50%	468,142	22,949,117
QTS Realty Trust, Inc. 6.50%	42,000	4,107,890
RLJ Lodging Trust Series A, 1.95%	31,935	815,578
Wheeler REIT, Inc. 8.75%	516,748	9,735,532
		54,600,076
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 7.012%	191,800	4,294,402
TOTAL REAL ESTATE		58,894,478

TOTAL CONVERTIBLE PREFERRED STOCKS		76,387,115

Nonconvertible Preferred Stocks - 17.4%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Global Partners LP 9.75%	150,000	3,795,000
FINANCIALS - 8.5%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,383,511
Mortgage Real Estate Investment Trusts - 8.3%
AG Mortgage Investment Trust, Inc.:
8.00%	618,287	15,559,069
8.25%	38,935	980,422
AGNC Investment Corp.:
Series B, 7.75%	427,100	10,848,340
Series C, 7.00%	361,900	9,156,070
Annaly Capital Management, Inc.:
Series C, 7.625%	190,417	4,841,752
Series D, 7.50%	621,976	15,748,681
Series F, 6.95%	1,250,552	31,426,372
Series G, 6.50%	720,300	17,157,546
Series H, 8.125%	248,636	6,397,379
Anworth Mortgage Asset Corp. Series A, 8.625%	238,275	6,109,085
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	485,559	12,129,264
Arbor Realty Trust, Inc.:
Series A, 8.25%	189,089	4,850,133
Series B, 7.75%	240,000	6,091,200
Series C, 8.50%	100,000	2,567,100
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,836,956
Capstead Mortgage Corp. Series E, 7.50%	202,984	5,022,596
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	246,500	6,172,705
Chimera Investment Corp.:
Series A, 8.00%	204,800	5,206,016
Series B, 8.00%	1,259,804	32,628,924
Series C 7.75%	965,893	24,717,202
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,230,232
Series B, 7.625%	252,120	6,008,020
Exantas Capital Corp. 8.625%	168,316	4,266,811
Hunt Companies Finance Trust I Series A, 8.75%	86,727	2,184,879
Invesco Mortgage Capital, Inc.:
7.50%	1,344,215	33,444,069
Series A, 7.75%	123,342	3,084,783
Series B, 7.75%	856,479	22,045,769
MFA Financial, Inc.:
8.00%	538,930	13,772,356
Series B, 7.50%	616,232	15,313,365
New York Mortgage Trust, Inc.:
Series B, 7.75%	284,267	6,594,994
Series C, 7.875%	280,725	6,554,929
Series D, 8.00%	313,300	7,199,634
PennyMac Mortgage Investment Trust:
8.125%	377,700	9,374,514
Series B, 8.00%	593,631	14,603,323
Two Harbors Investment Corp.:
7.50%	496,667	11,905,108
7.75%	118,428	2,897,519
Series A, 8.125%	450,000	11,625,750
Series B, 7.625%	665,837	16,432,857
Series C, 7.25%	601,187	14,614,255
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	137,600	3,500,544
		436,100,523
Real Estate Management & Development - 0.1%
Brookfield Properties Corp. Series EE, 5.10%	353,100	6,590,199
TOTAL FINANCIALS		447,074,233
REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 8.7%
American Homes 4 Rent:
6.25%	100,030	2,349,705
Series D, 6.50%	280,000	6,736,968
Series E, 6.35%	210,000	4,976,748
Series F, 5.875%	250,809	5,595,549
Series G, 5.875%	202,000	4,468,240
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	11,770	300,841
Series F, 7.375%	268,000	6,165,126
Series G, 7.375%	120,000	2,735,460
Series H, 7.50%	168,800	3,951,895
Series I, 7.50%	168,900	3,916,791
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	486,775	12,295,937
Series C, 7.625%	146,969	3,644,831
Series D, 7.125%	170,000	3,825,000
Brookfield Property REIT, Inc. 6.375%	190,963	4,573,564
Cedar Realty Trust, Inc.:
Series B, 7.25%	97,922	2,357,962
Series C, 6.50%	294,900	6,293,166
City Office REIT, Inc. Series A, 6.625%	180,500	4,378,930
Colony Capital, Inc.:
Series B, 8.25%	207,961	5,253,095
Series E, 8.75%	493,204	12,724,663
Series G, 7.50%	221,282	5,000,973
Series H, 7.125%	732,865	16,342,890
Series I, 7.15%	834,142	18,434,538
Series J, 7.15%	926,538	20,498,078
DDR Corp.:
Series J, 6.50%	340,721	7,929,259
Series K, 6.25%	228,888	5,008,161
Digital Realty Trust, Inc.:
Series C, 6.625%	84,000	2,199,120
Series G, 5.875%	40,444	988,840
Series H, 7.375%	50,000	1,276,000
Farmland Partners, Inc. Series B, 6.00%	630,200	13,790,604
Gladstone Commercial Corp. Series D, 7.00%	538,800	13,416,120
Gladstone Land Corp. Series A, 6.375%	64,000	1,635,834
Global Medical REIT, Inc. Series A, 7.50%	135,100	3,348,075
Global Net Lease, Inc. Series A, 7.25%	509,800	12,688,922
Government Properties Income Trust 5.875%	202,500	4,999,725
Hersha Hospitality Trust:
Series C, 6.875%	50,000	1,161,000
Series D, 6.50%	200,000	4,220,000
Investors Real Estate Trust Series C, 6.625%	320,900	7,846,005
iStar Financial, Inc.:
Series D, 8.00%	188,329	4,619,710
Series G, 7.65%	222,721	5,309,669
Series I, 7.50%	161,269	3,773,695
Jernigan Capital, Inc. Series B, 7.00%	111,162	2,695,679
LaSalle Hotel Properties:
Series I, 6.375%	354,698	8,576,598
Series J, 6.30%	240,000	5,697,600
Monmouth Real Estate Investment Corp. Series C, 6.125%	225,900	5,421,577
National Retail Properties, Inc. Series E, 5.70%	301,404	7,179,443
National Storage Affiliates Trust Series A, 6.00%	67,600	1,638,577
Pebblebrook Hotel Trust:
Series C, 6.50%	204,321	4,985,432
Series D, 6.375%	350,000	8,447,915
Pennsylvania (REIT):
Series B, 7.375%	100,510	2,326,807
Series C, 7.20%	51,000	1,144,440
Series D, 6.875%	151,800	3,328,215
Plymouth Industrial REIT, Inc. Series A, 7.50%	169,400	4,114,726
Prologis, Inc. Series Q, 8.54%	94,446	5,761,206
Public Storage:
Series F, 5.15%	173,400	3,953,520
Series Y, 6.375%	102,224	2,608,859
QTS Realty Trust, Inc. Series A, 7.125%	30,000	750,000
RAIT Financial Trust:
7.125%	336,786	7,880,792
7.625%	224,590	4,368,276
Rexford Industrial Realty, Inc.:
Series A, 5.875%	135,000	3,138,750
Series B, 5.875%	79,500	1,849,965
Saul Centers, Inc.:
Series C, 6.875%	183,479	4,570,058
Series D, 6.125%	83,700	1,830,519
Sotherly Hotels, Inc.:
Series B, 8.00%	68,000	1,748,892
Series C, 7.875%	108,200	2,713,331
Spirit Realty Capital, Inc. Series A, 6.00%	95,200	2,122,008
Stag Industrial, Inc. Series C, 6.875%	83,000	2,145,550
Summit Hotel Properties, Inc.:
Series D, 6.45%	210,000	5,061,000
Series E, 6.25%	190,000	4,360,500
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	42,000	1,061,487
Series F, 6.45%	84,000	2,105,880
Taubman Centers, Inc. Series K, 6.25%	157,322	3,759,996
UMH Properties, Inc.:
Series B, 8.00%	319,604	8,330,350
Series C, 6.75%	341,140	7,812,106
Series D, 6.375%	93,800	2,114,336
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	160,000	3,972,048
Series H, 6.25%	284,500	6,552,035
VEREIT, Inc. Series F, 6.70%	1,959,376	48,710,087
Washington Prime Group, Inc.:
Series H, 7.50%	198,527	4,165,096
Series I, 6.875%	298,115	5,723,570
		455,758,915
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP Series B, 7.90%	117,700	2,769,952
TOTAL REAL ESTATE		458,528,867
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	169,300	3,224,088

TOTAL NONCONVERTIBLE PREFERRED STOCKS		912,622,188

TOTAL PREFERRED STOCKS
(Cost $999,887,392)		989,009,303
	Principal Amount	Value

Corporate Bonds - 19.4%
Convertible Bonds - 4.5%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23 unit (d)	8,100,000	8,145,417
FINANCIALS - 4.4%
Diversified Financial Services - 0.3%
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (d)	6,770,000	6,767,258
6.375% 10/1/23	6,800,000	6,777,302
		13,544,560
Mortgage Real Estate Investment Trusts - 4.1%
Apollo Commercial Real Estate Finance, Inc. 5.375% 10/15/23	1,700,000	1,669,262
Arbor Realty Trust, Inc. 5.25% 7/1/21 (d)	6,710,000	6,783,971
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22	16,780,000	16,510,295
4.75% 3/15/23	3,900,000	3,832,635
Colony Financial, Inc.:
3.875% 1/15/21	19,280,000	18,254,632
5% 4/15/23	26,083,000	24,322,398
Exantas Capital Corp.:
6% 12/1/18	6,100,000	6,115,073
8% 1/15/20	13,890,000	14,428,932
PennyMac Corp. 5.375% 5/1/20	35,606,000	35,103,101
Redwood Trust, Inc. 5.625% 7/15/24	14,234,000	14,069,042
RWT Holdings, Inc. 5.625% 11/15/19	36,880,000	37,224,054
Starwood Property Trust, Inc. 4.375% 4/1/23	11,080,000	11,033,542
Two Harbors Investment Corp. 6.25% 1/15/22	4,380,000	4,462,887
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	21,100,000	20,756,576
		214,566,400
TOTAL FINANCIALS		228,110,960

TOTAL CONVERTIBLE BONDS		236,256,377

Nonconvertible Bonds - 14.9%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,301,625
CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 0.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (d)	11,040,000	10,446,600
FelCor Lodging LP 6% 6/1/25	2,025,000	2,095,875
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (d)	4,000,000	4,040,000
Times Square Hotel Trust 8.528% 8/1/26 (d)	6,342,506	7,242,266
		23,824,741
Household Durables - 3.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (d)	17,332,000	16,075,430
6.875% 2/15/21 (d)	15,709,000	15,709,000
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	10,165,000	8,208,238
6.75% 3/15/25	5,850,000	5,133,375
8.75% 3/15/22	5,840,000	5,898,400
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (d)	5,495,000	5,385,100
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (d)	5,580,000	5,252,175
6.5% 12/15/20 (d)	12,085,000	12,085,000
KB Home 8% 3/15/20	8,465,000	8,856,506
LGI Homes, Inc. 6.875% 7/15/26 (d)	11,065,000	10,511,750
M/I Homes, Inc.:
5.625% 8/1/25	7,965,000	7,327,800
6.75% 1/15/21	3,803,000	3,812,508
Meritage Homes Corp.:
5.125% 6/6/27	5,035,000	4,430,800
6% 6/1/25	4,000,000	3,890,000
7% 4/1/22	7,525,000	7,748,493
7.15% 4/15/20	7,060,000	7,236,500
New Home Co. LLC 7.25% 4/1/22	9,200,000	9,062,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (d)	4,100,000	4,048,750
TRI Pointe Homes, Inc.:
5.25% 6/1/27	5,045,000	4,307,169
5.875% 6/15/24	7,890,000	7,377,150
William Lyon Homes, Inc.:
5.875% 1/31/25	6,135,000	5,406,469
7% 8/15/22	8,180,000	8,169,775
		165,932,388
TOTAL CONSUMER DISCRETIONARY		189,757,129
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
Ahold Lease U.S.A., Inc. 7.82% 1/2/20	87,104	88,242
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	17,225,000	15,158,000
6.625% 6/15/24	8,225,000	7,772,625
Albertsons, Inc. 8.7% 5/1/30	5,080,000	4,559,300
C&S Group Enterprises LLC 5.375% 7/15/22 (d)	9,705,000	9,365,325
Cumberland Farms, Inc. 6.75% 5/1/25 (d)	2,075,000	2,132,063
		39,075,555
FINANCIALS - 0.7%
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.65% 6/15/24	6,000,000	5,764,596
3.85% 2/1/25	8,384,000	8,003,976
Five Point Operation Co. LP 7.875% 11/15/25 (d)	11,025,000	10,922,468
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,680,368
6.25% 2/1/22	1,695,000	1,711,204
		30,082,612
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25	4,235,000	4,033,838
TOTAL FINANCIALS		34,116,450
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	5,675,000	5,646,625
5.5% 2/1/21	12,305,000	12,466,503
		18,113,128
INDUSTRIALS - 0.2%
Building Products - 0.2%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (d)	10,610,000	9,867,300
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	3,610,000	3,610,000
REAL ESTATE - 9.2%
Equity Real Estate Investment Trusts (REITs) - 6.6%
ARC Properties Operating Partnership LP 4.6% 2/6/24	10,480,000	10,484,936
Care Capital Properties LP 5.125% 8/15/26	20,493,000	19,620,135
CBL & Associates LP:
4.6% 10/15/24	26,758,000	21,272,610
5.25% 12/1/23	11,500,000	9,660,000
5.95% 12/15/26	10,434,000	8,688,183
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	7,577,000	7,387,575
DDR Corp.:
3.625% 2/1/25	5,551,000	5,219,087
4.625% 7/15/22	2,096,000	2,132,480
Equinix, Inc. 5.375% 5/15/27	6,620,000	6,553,800
HCP, Inc.:
4% 6/1/25	1,000,000	972,285
4.25% 11/15/23	1,707,000	1,696,651
Healthcare Realty Trust, Inc. 3.75% 4/15/23	966,000	946,347
Healthcare Trust of America Holdings LP 3.75% 7/1/27	8,395,000	7,830,389
Hospitality Properties Trust 5% 8/15/22	3,177,000	3,242,985
iStar Financial, Inc.:
4.625% 9/15/20	6,755,000	6,704,338
5% 7/1/19	15,659,000	15,668,787
5.25% 9/15/22	4,220,000	4,082,850
6% 4/1/22	8,375,000	8,354,063
Lexington Corporate Properties Trust 4.4% 6/15/24	2,180,000	2,129,915
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	9,555,000	8,978,834
5.25% 8/1/26	7,700,000	7,430,500
6.375% 3/1/24	4,000,000	4,140,000
National Retail Properties, Inc.:
3.5% 10/15/27	3,421,000	3,191,761
4.3% 10/15/28	2,500,000	2,460,527
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,303,000	3,266,687
4.5% 4/1/27	2,462,000	2,355,429
4.75% 1/15/28	12,204,000	11,830,485
4.95% 4/1/24	2,898,000	2,917,714
Regency Centers LP 3.6% 2/1/27	2,558,000	2,409,723
SBA Communications Corp. 4% 10/1/22	5,535,000	5,299,763
Select Income REIT:
4.15% 2/1/22	11,170,000	11,000,790
4.25% 5/15/24	5,030,000	4,793,350
4.5% 2/1/25	21,294,000	20,372,005
Senior Housing Properties Trust:
3.25% 5/1/19	7,382,000	7,381,437
4.75% 5/1/24	44,895,000	44,398,437
4.75% 2/15/28	1,000,000	955,008
6.75% 4/15/20	13,624,000	13,970,105
6.75% 12/15/21	8,000,000	8,469,689
VEREIT Operating Partnership LP 4.875% 6/1/26	10,945,000	10,931,361
WP Carey, Inc.:
4% 2/1/25	6,985,000	6,765,754
4.25% 10/1/26	7,242,000	6,974,712
4.6% 4/1/24	11,323,000	11,383,178
		344,324,665
Real Estate Management & Development - 2.6%
Greystar Real Estate Partners 5.75% 12/1/25 (d)	9,625,000	9,336,250
Howard Hughes Corp. 5.375% 3/15/25 (d)	26,067,000	25,024,320
Kennedy-Wilson, Inc. 5.875% 4/1/24	42,515,000	40,814,400
Mattamy Group Corp.:
6.5% 10/1/25 (d)	16,715,000	15,712,100
6.875% 12/15/23 (d)	5,425,000	5,282,594
Mid-America Apartments LP:
3.75% 6/15/24	1,663,000	1,625,181
4.3% 10/15/23	2,203,000	2,225,493
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (d)	2,803,000	2,792,489
5.625% 3/1/24 (d)	9,935,000	9,636,950
Washington Prime Group LP 5.95% 8/15/24	27,489,000	25,369,048
		137,818,825
TOTAL REAL ESTATE		482,143,490

TOTAL NONCONVERTIBLE BONDS		777,984,677

TOTAL CORPORATE BONDS
(Cost $1,038,048,142)		1,014,241,054

Asset-Backed Securities - 2.4%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (d)	3,000,000	3,222,340
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	9,025,000	9,795,055
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (d)	1,999,310	2,080,591
Class F, 5.885% 4/17/52 (d)	2,000,000	2,092,373
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (d)	8,259,000	8,800,920
Class XS, 0% 10/17/45 (d)(e)(f)(g)	4,737,994	47
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.7796% 3/20/50 (d)(e)(g)(h)	2,250,000	225
Colony Starwood Homes Series 2016-2A Class F, 1 month U.S. LIBOR + 4.150% 6.4295% 12/17/33 (d)(e)(h)	1,500,000	1,508,528
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	440,596	406,261
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	1,802,082	1,832,275
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (e)	891,976	903,173
Series 1997-3 Class M1, 7.53% 3/15/28	5,931,669	5,920,530
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 5.8285% 7/17/34 (d)(e)(h)	6,318,500	6,358,394
Home Partners of America Trust:
Series 2016-2 Class F, 1 month U.S. LIBOR + 4.700% 6.9895% 10/17/33 (d)(e)(h)	3,393,000	3,404,692
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.6395% 7/17/37 (d)(e)(h)	3,896,000	3,905,742
Invitation Homes Trust:
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 3.000% 5.2895% 12/17/36 (d)(e)(h)	8,442,000	8,534,560
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.5295% 6/17/37 (d)(e)(h)	3,000,000	3,008,476
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	750,549	529,953
Merit Securities Corp. Series 13 Class M1, 7.9388% 12/28/33 (e)	1,765,916	1,840,825
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (d)	2,940,000	3,020,194
Series 2017-SFR1 Class F, 5.35% 8/17/34 (d)	3,073,000	3,105,135
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (d)(h)	2,568,000	2,549,567
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)	3,402,000	3,351,799
Series 2018-SFR3 Class F, 5.368% 10/17/35 (d)	3,412,000	3,421,276
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.8795% 1/17/35 (d)(e)(h)	5,906,000	5,928,495
Class F, 1 month U.S. LIBOR + 3.400% 5.6795% 1/17/35 (d)(e)(h)	12,671,000	12,764,611
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.9905% 2/5/36 (d)(e)(g)(h)	4,412,962	331
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (d)	8,442,000	8,444,660
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	3,785,000	3,771,873
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)	1,000,000	976,287
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (d)	2,544,000	2,584,045
VB-S1 Issuer LLC:
Series 2016-1A Class F, 6.901% 6/15/46 (d)	7,797,000	7,981,422
Series 2018-1A Class F, 5.25% 2/15/48 (d)	1,354,000	1,342,555
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 4.2619% 11/21/40 (d)(e)(g)(h)	250,000	225,000
TOTAL ASSET-BACKED SECURITIES
(Cost $126,171,146)		123,612,210

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3672% 12/25/46 (d)(e)	4,500,000	4,590,996
Series 2010-K7 Class B, 5.5005% 4/25/20 (d)(e)	3,200,000	3,281,685
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 14.2341% 6/10/35 (d)(e)(h)	46,205	24,959

TOTAL PRIVATE SPONSOR		7,897,640

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.8768% 2/25/42 (d)(e)	49,018	16,822
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.87% 6/25/43 (d)(e)	82,688	36,687

TOTAL U.S. GOVERNMENT AGENCY		53,509

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,773,008)		7,951,149

Commercial Mortgage Securities - 17.1%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)	2,000,000	2,128,237
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	3,349,000	2,764,670
Series 2018-BN12 Class D, 3% 5/15/61 (d)	1,701,000	1,351,127
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.2844% 9/10/28 (d)(e)	8,413,000	8,080,909
Class F, 4.2844% 9/10/28 (d)(e)	4,074,000	3,768,276
BX Trust:
floater Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 4.33% 11/15/35 (d)(e)(h)	1,000,000	1,000,000
Class H, 1 month U.S. LIBOR + 3.000% 5.28% 11/15/35 (d)(e)(h)	8,967,000	8,971,342
Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.5295% 10/15/32 (d)(e)(h)	12,691,000	12,706,637
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (d)(e)	4,536,000	4,562,941
Class F, 5.4883% 4/10/29 (d)(e)	9,710,000	9,459,392
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (d)	3,391,000	2,827,578
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (d)(e)	9,911,000	9,793,877
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 5.5295% 7/15/30 (d)(e)(h)	5,000,000	4,983,275
Class E, 1 month U.S. LIBOR + 3.872% 6.151% 7/15/30 (d)(e)(h)	6,741,000	6,690,217
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2172% 9/10/46 (d)(e)	5,254,000	5,242,713
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.6295% 7/15/27 (d)(e)(h)	2,933,000	2,947,542
Series 2016-C3 Class D, 3% 11/15/49 (d)	7,089,000	5,460,197
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 5.3295% 9/15/33 (d)(e)(h)	4,265,000	4,213,478
Class G, 1 month U.S. LIBOR + 5.056% 7.3358% 9/15/33 (d)(e)(h)	4,265,000	4,013,683
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	7,300,000	5,772,628
Series 2012-CR1:
Class C, 5.3208% 5/15/45 (e)	1,000,000	1,022,040
Class D, 5.3208% 5/15/45 (d)(e)	5,550,000	5,514,613
Class G, 2.462% 5/15/45 (d)	6,346,000	4,676,216
Series 2012-CR5 Class D, 4.3201% 12/10/45 (d)(e)	2,000,000	1,944,845
Series 2012-LC4:
Class C, 5.603% 12/10/44 (e)	2,000,000	1,977,328
Class D, 5.603% 12/10/44 (d)(e)	11,675,000	10,468,269
Series 2013-CCRE6 Class E, 4.0861% 3/10/46 (d)(e)	882,000	747,310
Series 2013-CR10 Class D, 4.8118% 8/10/46 (d)(e)	4,544,000	4,341,388
Series 2013-CR12 Class D, 5.0877% 10/10/46 (d)(e)	4,500,000	3,958,103
Series 2013-CR6 Class F, 4.0861% 3/10/46 (d)(e)	8,038,000	5,623,851
Series 2013-LC6 Class D, 4.2637% 1/10/46(d)(e)	8,301,000	8,016,896
Series 2014-CR17 Class E, 4.8013% 5/10/47 (d)(e)	3,098,000	2,783,348
Series 2014-UBS2 Class D, 5.0211% 3/10/47 (d)(e)	3,713,000	3,276,845
Series 2016-CD1 Class D, 2.7696% 8/10/49 (d)(e)	9,452,000	7,633,832
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	2,800,000	2,312,645
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	2,800,000	2,238,089
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.8316% 8/15/45 (d)(e)	4,500,000	4,399,495
Class E, 4.8316% 8/15/45 (d)(e)	8,000,000	7,625,654
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (d)(e)	10,945,000	10,585,584
Series 2015-WEST Class F, 4.2268% 2/10/37 (d)(e)	12,745,000	12,079,466
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (d)	4,346,000	3,843,034
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(e)	7,210,000	6,885,589
Series 2017-CX9 Class D, 4.1581% 9/15/50 (d)(e)	2,568,000	2,255,057
CSMC Trust Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.5295% 11/15/33 (d)(e)(h)	6,300,000	6,361,390
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (d)(e)	1,000,000	970,903
Class E, 4.9345% 1/10/34 (d)(e)	10,853,000	10,264,591
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6981% 11/10/46 (d)(e)	14,031,000	14,435,841
Class G, 4.652% 11/10/46 (d)	12,360,000	11,188,194
Series 2011-LC3A Class D, 5.3378% 8/10/44 (d)(e)	3,945,000	4,027,942
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5725% 12/25/43 (e)(f)	12,206,096	625,971
Series K012 Class X3, 2.2521% 1/25/41 (e)(f)	20,724,835	968,200
Series K013 Class X3, 2.8141% 1/25/43 (e)(f)	14,360,000	847,787
Series KAIV Class X2, 3.6147% 6/25/41 (e)(f)	7,430,000	627,810
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (d)(e)	4,364,000	4,315,691
Class FFX, 3.3822% 12/15/34 (d)(e)	14,402,000	14,168,796
Class GFX, 3.3822% 12/15/34 (d)(e)	24,194,000	23,735,500
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.232% 11/21/35 (d)(e)(h)	2,500,000	2,512,500
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 4.8795% 7/15/35 (d)(e)(h)	3,808,000	3,759,940
Series 2010-C2 Class D, 5.1815% 12/10/43 (d)(e)	3,000,000	3,026,557
Series 2011-GC5:
Class C, 5.3913% 8/10/44 (d)(e)	9,000,000	9,239,111
Class D, 5.3913% 8/10/44 (d)(e)	9,559,000	9,297,455
Class E, 5.3913% 8/10/44 (d)(e)	8,230,000	6,868,152
Class F, 4.5% 8/10/44 (d)	7,986,000	4,536,120
Series 2012-GC6:
Class C, 5.6517% 1/10/45 (d)(e)	3,600,000	3,719,304
Class D, 5.6517% 1/10/45 (d)(e)	6,665,000	6,605,862
Class E, 5% 1/10/45 (d)(e)	4,516,000	3,909,853
Series 2012-GCJ7:
Class C, 5.702% 5/10/45 (e)	6,500,000	6,632,871
Class D, 5.702% 5/10/45 (d)(e)	10,192,000	9,537,674
Class E, 5% 5/10/45 (d)	3,837,320	2,532,119
Series 2012-GCJ9:
Class D, 4.7474% 11/10/45 (d)(e)	5,565,000	5,439,326
Class E, 4.7474% 11/10/45 (d)(e)	1,930,000	1,721,158
Series 2013-GC14 Class D, 4.7585% 8/10/46 (d)(e)	1,680,000	1,578,892
Series 2013-GC16:
Class D, 5.2978% 11/10/46 (d)(e)	3,750,000	3,676,599
Class F, 3.5% 11/10/46 (d)	7,303,000	5,355,169
Series 2016-GS3 Class D, 2.62% 10/10/49 (d)	3,398,000	2,690,718
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (d)	29,826,000	30,376,862
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (d)(e)	4,340,000	4,253,569
Class F, 4.0667% 2/10/29 (d)(e)	15,890,000	15,491,064
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (d)(e)	8,440,000	7,519,810
Series 2016-SFP Class F, 6.1552% 11/5/35 (d)	8,457,000	8,513,566
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (d)(e)	9,317,000	8,495,419
Class FFL, 1 month U.S. LIBOR + 2.850% 5.1295% 6/15/34 (d)(e)(h)	3,909,000	3,905,328
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	2,896,000	2,826,580
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.5395% 7/17/37 (d)(e)(h)	8,405,000	8,428,991
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 4.5% 1/17/38 (d)(e)(h)(i)	3,410,000	3,409,786
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 5.2795% 6/15/35 (d)(e)(h)	1,680,000	1,692,590
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	8,738,000	7,365,522
Series 2014-C26 Class D, 3.9219% 1/15/48 (d)(e)	3,398,000	3,086,435
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4571% 12/15/49 (d)(e)	10,241,000	8,624,464
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0939% 12/15/49 (d)(e)	7,388,000	5,988,315
Series 2018-C8 Class D, 3.2456% 6/15/51 (d)(e)	1,698,000	1,371,698
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4805% 1/12/37 (d)(e)	616,823	628,183
Series 2012-CBX:
Class C, 5.1909% 6/15/45 (e)	4,530,000	4,550,191
Class E, 5.1909% 6/15/45 (d)(e)	5,640,000	5,147,001
Class F, 4% 6/15/45 (d)	8,192,000	6,322,992
Class G 4% 6/15/45 (d)	4,044,000	2,095,109
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.6762% 2/15/46 (d)(e)	13,930,000	13,682,326
Class G, 4.409% 2/15/46 (d)(e)	4,671,000	3,843,437
Class H, 4.409% 2/15/46 (d)(e)	7,077,000	5,303,592
Series 2011-C4 Class F, 3.873% 7/15/46 (d)	1,400,000	1,363,038
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (e)	848,000	828,990
Class D, 4.1629% 4/15/46 (e)	7,672,000	6,692,527
Class E, 3.25% 4/15/46 (d)(e)	472,000	344,072
Class F, 3.25% 4/15/46 (d)(e)	2,518,000	1,547,572
Series 2014-DSTY Class E, 3.8046% 6/10/27 (d)(e)	2,752,000	2,217,458
Series 2015-UES Class F, 3.621% 9/5/32 (d)(e)	5,432,000	5,302,534
Series 2018-AON Class F, 4.6132% 7/5/31 (d)	5,096,000	4,976,637
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (d)	83,412	80,409
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.0964% 1/20/41 (d)(e)	3,000,000	2,993,966
Class E, 5.0964% 1/20/41 (d)(e)	4,800,000	4,452,329
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5939% 5/12/39 (e)	2,091,642	2,103,022
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.6859% 8/15/45 (d)(e)	3,889,000	3,832,949
Series 2012-C6 Class D, 4.5736% 11/15/45 (d)(e)	2,000,000	1,991,111
Series 2013-C12 Class D, 4.7613% 10/15/46 (d)(e)	7,164,000	6,909,903
Series 2013-C13:
Class D, 4.903% 11/15/46 (d)(e)	5,277,000	5,237,611
Class E, 4.903% 11/15/46 (d)(e)	3,379,000	3,015,268
Series 2013-C7:
Class D, 4.2328% 2/15/46 (d)(e)	5,650,000	5,106,959
Class E, 4.2328% 2/15/46 (d)(e)	1,000,000	792,563
Series 2013-C9:
Class C, 4.0385% 5/15/46 (e)	3,339,000	3,305,304
Class D, 4.1265% 5/15/46 (d)(e)	5,137,000	4,781,504
Series 2016-C30 Class D, 3% 9/15/49 (d)	5,408,000	4,401,035
Series 2016-C31 Class D, 3% 11/15/49 (d)(e)	1,500,000	1,151,194
Series 2016-C32 Class D, 3.396% 12/15/49 (d)	5,929,000	4,846,634
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.42% 3/15/45 (d)(e)	3,640,000	3,156,135
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)	408,463	348,238
Series 2011-C2:
Class D, 5.4847% 6/15/44 (d)(e)	5,387,000	5,348,468
Class E, 5.4847% 6/15/44 (d)(e)	12,150,000	11,558,927
Class F, 5.4847% 6/15/44 (d)(e)	4,440,000	3,944,211
Class XB, 0.5352% 6/15/44 (d)(e)(f)	63,708,222	809,630
Series 2011-C3:
Class D, 5.1539% 7/15/49 (d)(e)	7,400,000	7,554,613
Class E, 5.1539% 7/15/49 (d)(e)	1,353,000	1,346,377
Class F, 5.1539% 7/15/49 (d)(e)	5,688,050	5,493,026
Class G, 5.1539% 7/15/49 (d)(e)	3,902,000	3,405,057
Series 2012-C4 Class D, 5.42% 3/15/45 (d)(e)	6,310,000	5,991,529
Series 2015-MS1 Class D, 4.0305% 5/15/48 (d)(e)	10,956,000	9,748,427
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	5,013,000	4,203,443
Series 2016-BNK2 Class C, 3% 11/15/49 (d)	3,000,000	2,426,723
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 9.206% 8/15/19 (d)(e)(h)	7,738,249	7,812,229
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.5295% 8/15/34 (d)(e)(h)	13,256,275	13,272,759
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.45% 10/15/28 (d)(e)(h)	5,118,000	5,106,923
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)	10,105,650	9,967,833
Class E, 6.8087% 11/15/34 (d)	9,659,400	9,154,685
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(e)	1,500,000	1,332,765
Natixis Commercial Mortgage Securities Trust floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 4.909% 6/15/35 (d)(e)(h)	1,743,000	1,738,976
Class WAN2, 1 month U.S. LIBOR + 3.750% 5.909% 6/15/35 (d)(e)(h)	651,000	649,538
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	4,155,513	4,856,004
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 5.5295% 11/15/27 (d)(e)(h)	2,500,000	2,430,135
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.481% 8/15/39 (e)	116,141	116,336
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5439% 5/10/45 (d)(e)	3,235,000	3,185,521
Class E, 5% 5/10/45 (d)(e)	6,339,000	5,581,311
Class F, 5% 5/10/45 (d)(e)	2,221,350	1,598,953
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0506% 1/10/45 (d)(e)	3,000,000	3,168,030
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.763% 10/15/45 (d)(e)	12,964,000	12,748,411
Class E, 4.763% 10/15/45 (d)(e)	8,441,000	8,194,476
Series 2016-BNK1 Class D, 3% 8/15/49 (d)	6,979,000	5,654,648
Series 2016-C35 Class D, 3.142% 7/15/48 (d)	18,542,000	14,818,587
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	5,094,000	4,083,732
Series 2017-C38 Class D, 3% 7/15/50 (d)(e)	4,373,000	3,450,608
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)	4,000,000	2,365,668
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)	4,900,000	4,966,749
Class D, 5.6827% 3/15/44 (d)(e)	1,000,000	879,122
Class E, 5% 3/15/44 (d)	3,000,000	1,501,746
Series 2011-C5:
Class E, 5.6724% 11/15/44 (d)(e)	3,807,000	3,776,982
Class F, 5.25% 11/15/44 (d)(e)	3,000,000	2,631,033
Class G, 5.25% 11/15/44 (d)(e)	2,000,000	1,656,350
Series 2012-C7:
Class D, 4.8217% 6/15/45 (d)(e)	2,380,000	2,166,601
Class F, 4.5% 6/15/45 (d)	2,000,000	1,264,766
Series 2012-C8 Class E, 4.892% 8/15/45 (d)(e)	2,922,500	2,843,721
Series 2013-C11:
Class D, 4.2694% 3/15/45 (d)(e)	5,830,000	5,572,509
Class E, 4.2694% 3/15/45 (d)(e)	4,780,000	4,213,157
Series 2013-C13 Class D, 4.133% 5/15/45 (d)(e)	4,000,000	3,742,919
Series 2013-C16 Class D, 5.0381% 9/15/46 (d)(e)	3,728,000	3,475,789
Series 2013-UBS1 Class D, 4.6915% 3/15/46 (d)(e)	4,589,000	4,219,573
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 5.9998% 11/15/29 (d)(e)(h)	5,152,378	5,142,131
Class G, 1 month U.S. LIBOR + 3.020% 5.2995% 11/15/29 (d)(e)(h)	8,859,793	8,753,258
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(e)	6,725,000	5,227,733
Class PR2, 3.516% 6/5/35 (d)(e)	2,541,000	1,825,688
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $879,488,553)		897,806,390

Bank Loan Obligations - 4.7%
COMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.31% 4/11/25 (e)(h)	11,930,100	11,898,962
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.7%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 12/22/24 (e)(h)	3,354,650	3,354,180
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 8/30/23 (e)(h)	12,647,308	12,623,657
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0626% 6/10/22 (e)(h)	2,537,186	2,532,441
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 8/31/25 (e)(h)	3,630,000	3,639,075
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.05% 4/27/24 (e)(h)	6,284,872	6,188,651
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 5/31/25 (e)(h)	6,326,025	6,322,103
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 5/30/25 (e)(h)	1,000,000	998,960
		35,659,067
Multiline Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5673% 6/23/23 (e)(h)	12,279,281	10,972,397

TOTAL CONSUMER DISCRETIONARY		46,631,464

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.3114% 6/22/23 (e)(h)	17,105,947	17,020,417
3 month U.S. LIBOR + 3.000% 5.381% 12/21/22 (e)(h)	11,470,567	11,435,467
		28,455,884
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.56% 6/1/25 (e)(h)	4,488,750	4,514,919
Oil, Gas & Consumable Fuels - 0.5%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.1361% 12/19/20 (e)(h)	22,015,520	21,809,234
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 10/2/23 (e)(h)	5,373,841	5,359,547
		27,168,781

TOTAL ENERGY		31,683,700

FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (e)(g)	9,171,000	9,607,540
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.2796% 12/5/20 (e)(h)	3,238,471	3,240,511

TOTAL FINANCIALS		12,848,051

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5626% 1/27/21 (e)(h)	7,412,799	7,247,716
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/27/25 (e)(h)	2,039,750	2,023,595
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.802% 12/20/24 (e)(h)	3,355,086	3,373,539
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.9796% 2/6/22 (e)(h)	15,000,000	14,700,000
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.028% 6/28/23 (e)(h)	12,573,488	12,573,488
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.31% 3/23/24 (e)(h)	2,984,848	2,971,805
		30,245,293
Real Estate Management & Development - 0.7%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.81% 3/24/24 (e)(h)	3,088,555	3,087,010
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/21/25 (e)(h)	23,780,000	23,757,647
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5295% 2/8/25 (e)(h)	3,989,950	3,976,224
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2796% 12/22/24 (e)(h)	5,955,000	5,937,016
		36,757,897

TOTAL REAL ESTATE		67,003,190

UTILITIES - 0.7%
Electric Utilities - 0.3%
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 1/30/24 (e)(h)	10,886,098	10,724,766
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 1/30/24 (e)(h)	584,685	576,020
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.81% 12/2/21 (e)(h)	2,423,750	2,332,859
		13,633,645
Independent Power and Renewable Electricity Producers - 0.4%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 4/13/23 (e)(h)	7,976,867	7,978,861
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 9.3861% 10/18/22 (e)(h)	14,446,698	13,941,064
		21,919,925

TOTAL UTILITIES		35,553,570

TOTAL BANK LOAN OBLIGATIONS
(Cost $247,473,845)		246,719,671

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, (d)(g)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(g)	500,000	37,100
TOTAL PREFERRED SECURITIES
(Cost $1,297,768)		37,222
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 2.23% (j)	295,489,556	295,548,654
Fidelity Securities Lending Cash Central Fund 2.23% (j)(k)	41,532,275	41,536,428
TOTAL MONEY MARKET FUNDS
(Cost $337,029,412)		337,085,082
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $5,088,848,564)		5,256,575,063
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(20,847,383)
NET ASSETS - 100%		$5,235,727,680

Legend

 (a) Affiliated company

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,200,240,153 or 22.9% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Level 3 security

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,801,124
Fidelity Securities Lending Cash Central Fund	50,121
Total	$1,851,245

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acadia Realty Trust (SBI)	$118,210,943	$--	$1,028,592	$1,168,932	$(258,244)	$3,606,507	$120,530,607
Ellington Financial LLC	26,952,776	--	--	670,548	--	(1,799,032)	25,153,744
Great Ajax Corp.	21,094,678	--	--	414,664	--	(461,997)	20,574,016
Great Ajax Corp. 7.25%	6,982,400	--	--	127,328	--	(60,527)	6,921,873
Total	$173,240,797	$--	$1,028,592	$2,381,472	$(258,244)	$1,284,951	$173,180,240

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$18,218,394	$18,218,394	$--	$--
Energy	3,795,000	3,795,000	--	--
Financials	710,062,761	692,570,124	17,492,637	--
Real Estate	1,893,822,042	1,834,927,564	58,894,478	--
Utilities	3,224,088	3,224,088	--	--
Corporate Bonds	1,014,241,054	--	1,014,241,054	--
Asset-Backed Securities	123,612,210	--	123,386,607	225,603
Collateralized Mortgage Obligations	7,951,149	--	7,951,149	--
Commercial Mortgage Securities	897,806,390	--	897,806,390	--
Bank Loan Obligations	246,719,671	--	237,112,131	9,607,540
Preferred Securities	37,222	--	--	37,222
Money Market Funds	337,085,082	337,085,082	--	--
Total Investments in Securities:	$5,256,575,063	$2,889,820,252	$2,356,884,446	$9,870,365

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Real Estate Income Fund

October 31, 2018

SRE-QTLY-1218
1.924315.107

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Destinations, Inc.	22,700	$814,476
Wyndham Hotels & Resorts, Inc.	15,000	739,350
		1,553,826
FINANCIALS - 2.2%
Capital Markets - 0.2%
Ellington Financial LLC	124,800	1,919,424
Insurance - 0.1%
FNF Group	26,100	873,045
Mortgage Real Estate Investment Trusts - 1.9%
Anworth Mortgage Asset Corp.	35,512	154,832
Chimera Investment Corp.	118,200	2,198,520
Dynex Capital, Inc.	125,700	727,803
Ellington Residential Mortgage REIT	39,900	421,344
Great Ajax Corp.	199,926	2,607,035
Hunt Companies Finance Trust I	17,008	59,868
Invesco Mortgage Capital, Inc.	92,100	1,388,868
MFA Financial, Inc.	1,141,700	7,911,981
New Residential Investment Corp.	12,200	218,136
Redwood Trust, Inc.	59,900	983,558
		16,671,945

TOTAL FINANCIALS		19,464,414

REAL ESTATE - 12.8%
Equity Real Estate Investment Trusts (REITs) - 12.6%
Acadia Realty Trust (SBI)	373,800	10,406,592
American Homes 4 Rent Class A	66,867	1,408,888
American Tower Corp.	64,300	10,018,583
Apartment Investment & Management Co. Class A	254,701	10,962,331
AvalonBay Communities, Inc.	17,600	3,086,688
Brixmor Property Group, Inc.	11,500	186,300
Cedar Realty Trust, Inc.	32,200	121,394
Colony Capital, Inc.	698,199	4,098,428
Crown Castle International Corp.	27,200	2,957,728
DDR Corp.	119,700	1,487,871
Equinix, Inc.	15,300	5,794,722
Equity Lifestyle Properties, Inc.	135,600	12,839,960
Equity Residential (SBI)	78,100	5,073,376
Extra Space Storage, Inc.	4,900	441,294
Healthcare Realty Trust, Inc.	47,500	1,323,350
Healthcare Trust of America, Inc.	98,950	2,598,427
Lexington Corporate Properties Trust	384,422	2,986,959
Mid-America Apartment Communities, Inc.	74,414	7,270,992
Omega Healthcare Investors, Inc.	69,800	2,327,830
Outfront Media, Inc.	5,000	88,600
Public Storage	14,000	2,876,580
Sabra Health Care REIT, Inc.	221,800	4,801,970
Safety Income and Growth, Inc.	46,000	827,080
Senior Housing Properties Trust (SBI)	185,800	2,985,806
Spirit MTA REIT	9,630	103,137
Spirit Realty Capital, Inc.	96,300	753,066
Store Capital Corp.	75,000	2,177,250
Terreno Realty Corp.	39,680	1,485,222
Ventas, Inc.	177,728	10,315,333
VEREIT, Inc.	240,300	1,761,399
Welltower, Inc.	9,922	655,547
		114,222,703
Real Estate Management & Development - 0.2%
Colony NorthStar Credit Real Estate, Inc.	70,000	1,493,800
Retail Value, Inc. (a)	15,070	422,111
		1,915,911

TOTAL REAL ESTATE		116,138,614

TOTAL COMMON STOCKS
(Cost $116,968,190)		137,156,854

Preferred Stocks - 23.8%
Convertible Preferred Stocks - 2.5%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
Great Ajax Corp. 7.25%	306,500	7,550,015
ZAIS Financial Corp. 7.00%	68,900	1,799,668
		9,349,683
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	8,241	282,040
Braemar Hotels & Resorts, Inc. 5.50%	17,193	307,755
iStar Financial, Inc. Series J, 4.50%	44,700	2,048,565
Lexington Corporate Properties Trust Series C, 6.50%	70,019	3,432,450
QTS Realty Trust, Inc. 6.50%	8,000	782,455
RLJ Lodging Trust Series A, 1.95%	38,600	985,794
Wheeler REIT, Inc. 8.75%	208,000	3,918,720
		11,757,779
Real Estate Management & Development - 0.2%
Landmark Infrastructure Partners LP 7.012%	55,500	1,242,645
TOTAL REAL ESTATE		13,000,424

TOTAL CONVERTIBLE PREFERRED STOCKS		22,350,107

Nonconvertible Preferred Stocks - 21.3%
FINANCIALS - 10.5%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	757,208
Mortgage Real Estate Investment Trusts - 10.4%
AG Mortgage Investment Trust, Inc.:
8.00%	137,584	3,462,274
8.25%	1,300	32,735
AGNC Investment Corp.:
Series B, 7.75%	29,100	739,140
Series C, 7.00%	61,500	1,555,950
Annaly Capital Management, Inc.:
Series C, 7.625%	14,664	372,863
Series D, 7.50%	83,513	2,114,583
Series F, 6.95%	206,600	5,191,858
Series G, 6.50%	118,900	2,832,198
Series H, 8.125%	33,100	851,660
Anworth Mortgage Asset Corp. Series A, 8.625%	108,738	2,787,912
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	89,058	2,224,669
Arbor Realty Trust, Inc.:
Series A, 8.25%	41,922	1,075,299
Series B, 7.75%	40,000	1,015,200
Series C, 8.50%	15,000	385,065
Armour Residential REIT, Inc. Series B, 7.875%	25,701	641,790
Capstead Mortgage Corp. Series E, 7.50%	37,016	915,917
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	61,500	1,540,046
Chimera Investment Corp.:
Series A, 8.00%	36,200	920,204
Series B, 8.00%	328,858	8,517,422
Series C 7.75%	166,514	4,261,093
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,449,471
Series B, 7.625%	47,335	1,127,993
Exantas Capital Corp. 8.625%	2,011	50,979
Hunt Companies Finance Trust I Series A, 8.75%	28,863	727,134
Invesco Mortgage Capital, Inc.:
7.50%	381,256	9,485,649
Series A, 7.75%	30,151	754,077
Series B, 7.75%	226,916	5,840,818
MFA Financial, Inc.:
8.00%	108,747	2,779,030
Series B, 7.50%	188,749	4,690,413
New York Mortgage Trust, Inc.:
Series B, 7.75%	78,802	1,828,206
Series C, 7.875%	117,633	2,746,731
Series D, 8.00%	74,400	1,709,712
PennyMac Mortgage Investment Trust:
8.125%	66,300	1,645,566
Series B, 8.00%	102,800	2,528,880
Two Harbors Investment Corp.:
7.50%	113,333	2,716,592
7.75%	10,314	252,347
Series A, 8.125%	104,500	2,699,758
Series B, 7.625%	220,055	5,430,957
Series C, 7.25%	123,545	3,003,255
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	23,000	585,120
		94,490,566
TOTAL FINANCIALS		95,247,774
REAL ESTATE - 10.7%
Equity Real Estate Investment Trusts (REITs) - 10.7%
American Homes 4 Rent:
6.25%	17,800	418,122
Series D, 6.50%	40,000	962,424
Series E, 6.35%	40,000	947,952
Series F, 5.875%	44,883	1,001,340
Series G, 5.875%	34,800	769,776
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	12,945	330,874
Series F, 7.375%	52,000	1,196,218
Series G, 7.375%	20,000	455,910
Series H, 7.50%	28,700	671,916
Series I, 7.50%	47,300	1,096,887
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	102,400	2,586,624
Series C, 7.625%	27,200	674,560
Series D, 7.125%	30,000	675,000
Brookfield Property REIT, Inc. 6.375%	38,990	933,811
Cedar Realty Trust, Inc.:
Series B, 7.25%	24,806	597,328
Series C, 6.50%	50,200	1,071,268
City Office REIT, Inc. Series A, 6.625%	25,500	618,630
Colony Capital, Inc.:
Series B, 8.25%	42,790	1,080,875
Series E, 8.75%	95,816	2,472,053
Series G, 7.50%	72,608	1,640,941
Series H, 7.125%	178,912	3,989,738
Series I, 7.15%	196,135	4,334,584
Series J, 7.15%	257,837	5,704,205
DDR Corp.:
Series J, 6.50%	70,181	1,633,252
Series K, 6.25%	25,489	557,710
Digital Realty Trust, Inc.:
Series C, 6.625%	16,000	418,880
Series G, 5.875%	28,270	691,190
Series H, 7.375%	10,000	255,200
Farmland Partners, Inc. Series B, 6.00%	110,000	2,407,119
Gladstone Commercial Corp. Series D, 7.00%	101,200	2,519,880
Gladstone Land Corp. Series A, 6.375%	11,000	281,159
Global Medical REIT, Inc. Series A, 7.50%	22,800	565,034
Global Net Lease, Inc. Series A, 7.25%	123,600	3,076,404
Government Properties Income Trust 5.875%	37,500	925,875
Hersha Hospitality Trust Series D, 6.50%	40,000	844,000
Investors Real Estate Trust Series C, 6.625%	54,100	1,322,745
iStar Financial, Inc.:
Series D, 8.00%	62,442	1,531,702
Series G, 7.65%	96,000	2,288,640
Series I, 7.50%	26,900	629,460
Jernigan Capital, Inc. Series B, 7.00%	26,800	649,900
Kimco Realty Corp. Series M, 5.25%	22,400	465,696
LaSalle Hotel Properties:
Series I, 6.375%	47,339	1,144,657
Series J, 6.30%	40,000	949,600
Monmouth Real Estate Investment Corp. Series C, 6.125%	40,400	969,596
National Retail Properties, Inc. Series E, 5.70%	46,124	1,098,674
National Storage Affiliates Trust Series A, 6.00%	11,300	273,904
Pebblebrook Hotel Trust:
Series C, 6.50%	71,130	1,735,572
Series D, 6.375%	50,000	1,206,845
Pennsylvania (REIT):
Series B, 7.375%	55,408	1,282,695
Series C, 7.20%	9,000	201,960
Series D, 6.875%	25,700	563,473
Plymouth Industrial REIT, Inc. Series A, 7.50%	28,100	682,549
Prologis, Inc. Series Q, 8.54%	15,800	963,800
PS Business Parks, Inc. Series U, 5.75%	102,483	2,438,060
Public Storage:
Series F, 5.15%	28,000	638,400
Series Y, 6.375%	19,826	505,979
QTS Realty Trust, Inc. Series A, 7.125%	32,500	812,500
RAIT Financial Trust:
7.125%	82,863	1,938,994
7.625%	46,080	896,256
Rexford Industrial Realty, Inc.:
Series A, 5.875%	25,000	581,250
Series B, 5.875%	49,100	1,142,557
Saul Centers, Inc.:
Series C, 6.875%	40,477	1,008,193
Series D, 6.125%	15,000	328,050
Sotherly Hotels, Inc.:
Series B, 8.00%	12,000	308,628
Series C, 7.875%	18,100	453,894
Spirit Realty Capital, Inc. Series A, 6.00%	15,500	345,495
Stag Industrial, Inc. Series C, 6.875%	17,000	439,450
Summit Hotel Properties, Inc.:
Series D, 6.45%	40,000	964,000
Series E, 6.25%	32,000	734,400
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,000	202,188
Series F, 6.45%	16,000	401,120
Taubman Centers, Inc. Series K, 6.25%	19,561	467,508
UMH Properties, Inc.:
Series B, 8.00%	150,700	3,927,935
Series C, 6.75%	58,520	1,340,108
Series D, 6.375%	19,700	444,056
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	33,500	831,648
Series H, 6.25%	48,000	1,105,440
VEREIT, Inc. Series F, 6.70%	254,483	6,326,447
Washington Prime Group, Inc.:
Series H, 7.50%	53,575	1,124,004
Series I, 6.875%	10,483	201,265
		96,276,032
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP Series B, 7.90%	20,800	489,507
TOTAL REAL ESTATE		96,765,539
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	30,700	584,640

TOTAL NONCONVERTIBLE PREFERRED STOCKS		192,597,953

TOTAL PREFERRED STOCKS
(Cost $216,990,711)		214,948,060
	Principal Amount	Value

Corporate Bonds - 24.7%
Convertible Bonds - 5.8%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23 unit (b)	1,400,000	1,407,850
FINANCIALS - 5.4%
Diversified Financial Services - 0.4%
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (b)	2,620,000	2,618,939
6.375% 10/1/23	1,200,000	1,195,994
		3,814,933
Mortgage Real Estate Investment Trusts - 5.0%
Apollo Commercial Real Estate Finance, Inc. 5.375% 10/15/23	300,000	294,576
Arbor Realty Trust, Inc. 5.25% 7/1/21 (b)	1,200,000	1,213,229
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22	2,940,000	2,892,745
4.75% 3/15/23	1,600,000	1,572,363
Colony Financial, Inc.:
3.875% 1/15/21	5,220,000	4,942,385
5% 4/15/23	3,395,000	3,165,838
Exantas Capital Corp.:
6% 12/1/18	1,110,000	1,112,743
8% 1/15/20	1,810,000	1,880,228
PennyMac Corp. 5.375% 5/1/20	6,884,000	6,786,770
Redwood Trust, Inc. 5.625% 7/15/24	2,545,000	2,515,506
RWT Holdings, Inc. 5.625% 11/15/19	11,250,000	11,354,951
Starwood Property Trust, Inc. 4.375% 4/1/23	2,680,000	2,668,763
Two Harbors Investment Corp. 6.25% 1/15/22	780,000	794,761
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	3,570,000	3,511,895
		44,706,753
TOTAL FINANCIALS		48,521,686
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Realty Capital Properties, Inc. 3.75% 12/15/20	2,660,000	2,653,728

TOTAL CONVERTIBLE BONDS		52,583,264

Nonconvertible Bonds - 18.9%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	240,000	240,300
CONSUMER DISCRETIONARY - 4.7%
Hotels, Restaurants & Leisure - 0.8%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	3,460,000	3,274,025
FelCor Lodging LP 6% 6/1/25	1,380,000	1,428,300
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	460,000	464,600
Times Square Hotel Trust 8.528% 8/1/26 (b)	1,971,693	2,251,401
		7,418,326
Household Durables - 3.9%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (b)	2,780,000	2,578,450
6.875% 2/15/21 (b)	2,669,000	2,669,000
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	1,720,000	1,388,900
6.75% 3/15/25	1,535,000	1,346,963
8.75% 3/15/22	1,030,000	1,040,300
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	1,060,000	1,038,800
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	2,000,000	1,882,500
6.5% 12/15/20 (b)	2,425,000	2,425,000
KB Home 8% 3/15/20	2,395,000	2,505,769
LGI Homes, Inc. 6.875% 7/15/26 (b)	1,935,000	1,838,250
M/I Homes, Inc.:
5.625% 8/1/25	1,395,000	1,283,400
6.75% 1/15/21	735,000	736,838
Meritage Homes Corp.:
5.125% 6/6/27	885,000	778,800
6% 6/1/25	3,085,000	3,000,163
7% 4/1/22	2,005,000	2,064,549
7.15% 4/15/20	1,940,000	1,988,500
New Home Co. LLC 7.25% 4/1/22	1,640,000	1,615,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	760,000	750,500
TRI Pointe Homes, Inc. 5.25% 6/1/27	875,000	747,031
William Lyon Homes, Inc.:
5.875% 1/31/25	1,915,000	1,687,594
7% 8/15/22	1,245,000	1,243,444
		34,610,151
TOTAL CONSUMER DISCRETIONARY		42,028,477
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,670,000	2,349,600
6.625% 6/15/24	1,455,000	1,374,975
Albertsons, Inc. 8.7% 5/1/30	845,000	758,388
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	2,280,000	2,200,200
Cumberland Farms, Inc. 6.75% 5/1/25 (b)	365,000	375,038
		7,058,201
FINANCIALS - 0.6%
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,659,000	1,583,802
Five Point Operation Co. LP 7.875% 11/15/25 (b)	1,875,000	1,857,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	820,000	820,082
6.25% 2/1/22	280,000	282,677
		4,544,124
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25	700,000	666,750
TOTAL FINANCIALS		5,210,874
HEALTH CARE - 0.9%
Health Care Providers & Services - 0.9%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	4,040,000	4,019,800
5.5% 2/1/21	4,450,000	4,508,406
		8,528,206
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	1,390,000	1,292,700
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	615,000	615,000
REAL ESTATE - 11.7%
Equity Real Estate Investment Trusts (REITs) - 8.5%
American Homes 4 Rent 4.25% 2/15/28	2,000,000	1,895,909
ARC Properties Operating Partnership LP 4.6% 2/6/24	1,640,000	1,640,772
Care Capital Properties LP 5.125% 8/15/26	6,386,000	6,113,999
CBL & Associates LP:
4.6% 10/15/24	5,401,000	4,293,795
5.25% 12/1/23	3,500,000	2,940,000
5.95% 12/15/26	2,434,000	2,026,743
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,343,000	1,309,425
DDR Corp.:
3.625% 2/1/25	128,000	120,346
4.625% 7/15/22	370,000	376,440
Equinix, Inc. 5.375% 5/15/27	1,175,000	1,163,250
HCP, Inc.:
4% 6/1/25	2,000,000	1,944,569
4.25% 11/15/23	1,185,000	1,177,816
Healthcare Realty Trust, Inc. 3.75% 4/15/23	967,000	947,326
Hospitality Properties Trust 5% 8/15/22	823,000	840,093
iStar Financial, Inc.:
4.625% 9/15/20	1,140,000	1,131,450
5% 7/1/19	2,733,000	2,734,708
5.25% 9/15/22	715,000	691,763
6% 4/1/22	1,490,000	1,486,275
Lexington Corporate Properties Trust:
4.25% 6/15/23	2,500,000	2,440,289
4.4% 6/15/24	385,000	376,155
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	4,130,000	3,880,961
5.25% 8/1/26	1,380,000	1,331,700
6.375% 3/1/24	790,000	817,650
National Retail Properties, Inc.:
3.5% 10/15/27	579,000	540,202
4.3% 10/15/28	500,000	492,105
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	579,000	572,635
4.5% 4/1/27	455,000	435,305
4.75% 1/15/28	1,479,000	1,433,734
4.95% 4/1/24	627,000	631,265
Regency Centers LP 3.6% 2/1/27	442,000	416,379
SBA Communications Corp. 4% 10/1/22	425,000	406,938
Select Income REIT:
4.15% 2/1/22	1,992,000	1,961,824
4.25% 5/15/24	890,000	848,127
4.5% 2/1/25	3,457,000	3,307,318
Senior Housing Properties Trust:
3.25% 5/1/19	500,000	499,962
4.75% 5/1/24	11,978,000	11,845,517
4.75% 2/15/28	4,000,000	3,820,034
6.75% 4/15/20	576,000	590,633
6.75% 12/15/21	2,000,000	2,117,422
VEREIT Operating Partnership LP 4.875% 6/1/26	2,055,000	2,052,439
WP Carey, Inc.:
4% 2/1/25	344,000	333,202
4.25% 10/1/26	905,000	871,598
4.6% 4/1/24	1,968,000	1,978,459
		76,836,532
Real Estate Management & Development - 3.2%
Greystar Real Estate Partners 5.75% 12/1/25 (b)	1,285,000	1,246,450
Howard Hughes Corp. 5.375% 3/15/25 (b)	6,380,000	6,124,800
Kennedy-Wilson, Inc. 5.875% 4/1/24	9,905,000	9,508,800
Mattamy Group Corp.:
6.5% 10/1/25 (b)	2,885,000	2,711,900
6.875% 12/15/23 (b)	1,985,000	1,932,894
Mid-America Apartments LP:
3.75% 6/15/24	337,000	329,336
4.3% 10/15/23	740,000	747,555
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	1,345,000	1,304,650
Washington Prime Group LP 5.95% 8/15/24	5,008,000	4,621,783
		28,528,168
TOTAL REAL ESTATE		105,364,700

TOTAL NONCONVERTIBLE BONDS		170,338,458

TOTAL CORPORATE BONDS
(Cost $227,423,568)		222,921,722

Asset-Backed Securities - 3.6%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	1,740,000	1,888,465
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	1,354,586	1,409,656
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)	1,624,000	1,730,560
Class XS, 0% 10/17/45 (b)(c)(d)(e)	936,546	9
Colony Starwood Homes Series 2016-2A Class F, 1 month U.S. LIBOR + 4.150% 6.4295% 12/17/33 (b)(c)(f)	1,500,000	1,508,528
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,288,574
Series 2002-2 Class M2, 9.163% 3/1/33	1,785,295	1,646,168
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	308,630	313,801
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 5.8285% 7/17/34 (b)(c)(f)	1,099,000	1,105,939
Home Partners of America Trust:
Series 2016-2 Class F, 1 month U.S. LIBOR + 4.700% 6.9895% 10/17/33 (b)(c)(f)	607,000	609,092
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.6395% 7/17/37 (b)(c)(f)	604,000	605,510
Invitation Homes Trust:
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 3.000% 5.2895% 12/17/36 (b)(c)(f)	1,407,000	1,422,427
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.7895% 3/17/37 (b)(c)(f)	2,058,000	2,072,640
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.5295% 6/17/37 (b)(c)(f)	1,000,000	1,002,825
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	2,524,848	1,782,763
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)	588,000	604,039
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)	526,000	531,500
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)(f)	783,000	777,380
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)	598,000	589,176
Series 2018-SFR3 Class F, 5.368% 10/17/35 (b)	588,000	589,599
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.6269% 12/25/33	211,372	137,184
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.8795% 1/17/35 (b)(c)(f)	994,000	997,786
Class F, 1 month U.S. LIBOR + 3.400% 5.6795% 1/17/35 (b)(c)(f)	2,132,000	2,147,751
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)	1,432,000	1,432,451
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)	628,000	625,822
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)	1,386,000	1,353,134
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (b)	1,310,000	1,330,621
VB-S1 Issuer LLC:
Series 2016-1A Class F, 6.901% 6/15/46 (b)	1,453,000	1,487,368
Series 2018-1A Class F, 5.25% 2/15/48 (b)	2,044,000	2,026,723
TOTAL ASSET-BACKED SECURITIES
(Cost $32,600,612)		33,017,491

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3672% 12/25/46 (b)(c)	811,000	827,400
Series 2010-K7 Class B, 5.5005% 4/25/20 (b)(c)	2,605,000	2,671,497
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,369,380)		3,498,897

Commercial Mortgage Securities - 23.7%
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	588,000	485,406
Series 2018-BN12 Class D, 3% 5/15/61 (b)	299,000	237,500
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.2844% 9/10/28 (b)(c)	1,626,000	1,561,816
Class F, 4.2844% 9/10/28 (b)(c)	800,000	739,966
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.7506% 3/15/37 (b)(c)(f)	2,000,000	2,003,101
BX Trust:
floater Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 4.33% 11/15/35 (b)(c)(f)	1,585,000	1,585,000
Class H, 1 month U.S. LIBOR + 3.000% 5.28% 11/15/35 (b)(c)(f)	1,554,000	1,554,752
Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.5295% 10/15/32 (b)(c)(f)	2,119,000	2,121,611
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (b)(c)	806,000	810,787
Class F, 5.4883% 4/10/29 (b)(c)	1,890,000	1,841,220
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (b)	2,188,000	1,824,459
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(c)	561,000	555,823
Class F, 3.7859% 4/10/28 (b)(c)	1,882,000	1,859,759
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 6.151% 7/15/30 (b)(c)(f)	1,154,000	1,145,306
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2172% 9/10/46 (b)(c)	2,496,000	2,490,638
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.6295% 7/15/27 (b)(c)(f)	567,000	569,811
Series 2016-C3 Class D, 3% 11/15/49 (b)	2,911,000	2,242,154
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 5.3295% 9/15/33 (b)(c)(f)	735,000	726,121
Class G, 1 month U.S. LIBOR + 5.056% 7.3358% 9/15/33 (b)(c)(f)	735,000	691,690
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,000,000	1,581,542
Series 2012-CR1:
Class C, 5.3208% 5/15/45 (c)	3,000,000	3,066,119
Class D, 5.3208% 5/15/45 (b)(c)	1,917,000	1,904,777
Class G, 2.462% 5/15/45 (b)	1,133,000	834,881
Series 2012-LC4:
Class C, 5.603% 12/10/44 (c)	780,000	771,158
Class D, 5.603% 12/10/44 (b)(c)	3,532,000	3,166,931
Series 2013-CCRE6 Class E, 4.0861% 3/10/46 (b)(c)	147,000	124,552
Series 2013-CR10 Class D, 4.8118% 8/10/46 (b)(c)	1,756,000	1,677,702
Series 2013-CR12 Class D, 5.0877% 10/10/46 (b)(c)	2,900,000	2,550,778
Series 2013-CR6 Class F, 4.0861% 3/10/46 (b)(c)	1,459,000	1,020,801
Series 2013-LC6 Class D, 4.2637% 1/10/46 (b)(c)	2,732,000	2,638,496
Series 2014-UBS2 Class D, 5.0211% 3/10/47 (b)(c)	537,000	473,920
Series 2016-CD1 Class D, 2.7696% 8/10/49 (b)(c)	2,104,000	1,699,279
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	1,161,000	958,922
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5449% 5/10/43 (b)(c)	1,311,456	1,298,953
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2 Class D, 4.8316% 8/15/45 (b)(c)	836,000	817,328
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)	2,067,000	1,999,123
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)	2,496,000	2,365,661
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (b)	1,717,000	1,518,290
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(c)	1,206,000	1,151,737
Series 2017-CX9 Class D, 4.1581% 9/15/50 (b)(c)	432,000	379,355
CSMC Trust Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.5295% 11/15/33 (b)(c)(f)	2,700,000	2,726,310
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (b)(c)	1,000,000	970,903
Class E, 4.9345% 1/10/34 (b)(c)	2,047,000	1,936,019
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6981% 11/10/46 (b)(c)	2,745,000	2,824,202
Class G, 4.652% 11/10/46 (b)	2,640,000	2,389,711
Series 2011-LC3A Class D, 5.3378% 8/10/44 (b)(c)	728,000	743,306
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5725% 12/25/43 (c)(d)	4,947,000	253,699
Series K012 Class X3, 2.2521% 1/25/41 (c)(d)	2,799,977	130,806
Series K013 Class X3, 2.8141% 1/25/43 (c)(d)	4,806,000	283,737
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class DFX, 3.3822% 12/15/34 (b)(c)	300,000	297,775
Class EFX, 3.3822% 12/15/34 (b)(c)	2,947,000	2,914,377
Class FFX, 3.3822% 12/15/34 (b)(c)	3,708,000	3,647,958
Class GFX, 3.3822% 12/15/34 (b)(c)	3,333,000	3,269,836
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.232% 11/21/35 (b)(c)(f)	1,500,000	1,507,500
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 4.8795% 7/15/35 (b)(c)(f)	669,000	660,557
Series 2010-C2 Class D, 5.1815% 12/10/43 (b)(c)	2,000,000	2,017,705
Series 2011-GC5:
Class D, 5.3913% 8/10/44 (b)(c)	2,516,000	2,447,159
Class E, 5.3913% 8/10/44 (b)(c)	756,000	630,902
Class F, 4.5% 8/10/44 (b)	588,000	333,989
Series 2012-GC6:
Class C, 5.6517% 1/10/45 (b)(c)	2,400,000	2,479,536
Class D, 5.6517% 1/10/45 (b)(c)	1,816,000	1,799,887
Class E, 5% 1/10/45 (b)(c)	831,000	719,462
Series 2012-GCJ7:
Class C, 5.702% 5/10/45 (c)	3,500,000	3,571,546
Class D, 5.702% 5/10/45 (b)(c)	3,425,000	3,205,115
Class E, 5% 5/10/45 (b)	975,966	644,007
Series 2012-GCJ9:
Class D, 4.7474% 11/10/45 (b)(c)	1,507,000	1,472,968
Class E, 4.7474% 11/10/45 (b)(c)	333,000	296,967
Series 2013-GC14 Class D, 4.7585% 8/10/46 (b)(c)	320,000	300,741
Series 2013-GC16:
Class D, 5.2978% 11/10/46 (b)(c)	3,250,000	3,186,386
Class F, 3.5% 11/10/46 (b)	1,428,000	1,047,129
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	1,964,000	1,612,425
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)	602,000	476,696
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)	5,523,000	5,625,005
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)	2,614,000	2,561,942
Class F, 4.0667% 2/10/29 (b)(c)	3,110,000	3,031,920
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)	1,460,000	1,300,820
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)	4,443,000	4,472,718
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (b)(c)	1,589,000	1,448,881
Class FFL, 1 month U.S. LIBOR + 2.850% 5.1295% 6/15/34 (b)(c)(f)	664,000	663,376
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	504,000	491,919
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.5395% 7/17/37 (b)(c)(f)	1,491,000	1,495,256
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 4.5% 1/17/38 (b)(c)(f)	590,000	589,963
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	1,526,000	1,286,311
Series 2014-C26 Class D, 3.9219% 1/15/48 (b)(c)	602,000	546,802
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4571% 12/15/49 (b)(c)	1,809,000	1,523,450
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0939% 12/15/49 (b)(c)	1,308,000	1,060,194
Series 2018-C8 Class D, 3.2456% 6/15/51 (b)(c)	302,000	243,965
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4805% 1/12/37 (b)(c)	466,318	474,906
Series 2012-CBX:
Class C, 5.1909% 6/15/45 (c)	1,240,000	1,245,527
Class E, 5.1909% 6/15/45 (b)(c)	1,037,000	946,355
Class G 4% 6/15/45 (b)	805,000	417,053
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.6762% 2/15/46 (b)(c)	3,311,000	3,252,131
Class G, 4.409% 2/15/46 (b)(c)	1,680,000	1,382,354
Class H, 4.409% 2/15/46 (b)(c)	1,320,000	989,224
Series 2011-C4 Class E, 5.5358% 7/15/46 (b)(c)	1,390,000	1,426,365
Series 2013-LC11:
Class D, 4.1629% 4/15/46 (c)	1,207,000	1,052,904
Class F, 3.25% 4/15/46 (b)(c)	482,000	296,239
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)	1,843,000	1,799,074
Series 2018-AON Class F, 4.6132% 7/5/31 (b)	904,000	882,826
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5939% 5/12/39 (c)	391,605	393,736
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.6859% 8/15/45 (b)(c)	670,000	660,343
Series 2012-C6 Class D, 4.5736% 11/15/45 (b)(c)	2,000,000	1,991,111
Series 2013-C12 Class D, 4.7613% 10/15/46 (b)(c)	1,500,000	1,446,797
Series 2013-C13:
Class D, 4.903% 11/15/46 (b)(c)	2,935,000	2,913,092
Class E, 4.903% 11/15/46 (b)(c)	621,000	554,153
Series 2013-C7:
Class D, 4.2328% 2/15/46 (b)(c)	998,000	902,079
Class E, 4.2328% 2/15/46 (b)(c)	1,490,000	1,180,919
Series 2013-C9 Class C, 4.0385% 5/15/46 (c)	588,000	582,066
Series 2016-C30 Class D, 3% 9/15/49 (b)	963,000	783,690
Series 2016-C31 Class D, 3% 11/15/49 (b)(c)	1,500,000	1,151,194
Series 2016-C32 Class D, 3.396% 12/15/49 (b)	1,071,000	875,484
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.42% 3/15/45 (b)(c)	1,284,000	1,113,318
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)	278,409	237,360
Series 2011-C2:
Class D, 5.4847% 6/15/44 (b)(c)	2,382,000	2,364,962
Class E, 5.4847% 6/15/44 (b)(c)	2,396,000	2,279,439
Class F, 5.4847% 6/15/44 (b)(c)	1,467,000	1,303,189
Class XB, 0.5352% 6/15/44 (b)(c)(d)	51,641,000	656,274
Series 2011-C3:
Class E, 5.1539% 7/15/49 (b)(c)	255,000	253,752
Class F, 5.1539% 7/15/49 (b)(c)	572,000	552,388
Class G, 5.1539% 7/15/49 (b)(c)	715,000	623,940
Series 2012-C4 Class D, 5.42% 3/15/45 (b)(c)	1,640,000	1,557,228
Series 2015-MS1 Class D, 4.0305% 5/15/48 (b)(c)	1,922,000	1,710,157
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)	987,000	827,608
Series 2016-BNK2 Class C, 3% 11/15/49 (b)	2,312,000	1,870,195
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 9.206% 8/15/19 (b)(c)(f)	1,319,349	1,331,963
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.5295% 8/15/34 (b)(c)(f)	2,249,497	2,252,294
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.45% 10/15/28 (b)(c)(f)	882,000	880,091
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (b)	2,828,800	2,790,222
Class E, 6.8087% 11/15/34 (b)	1,746,750	1,655,480
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)	1,000,000	888,510
Natixis Commercial Mortgage Securities Trust floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 4.909% 6/15/35 (b)(c)(f)	315,000	314,273
Class WAN2, 1 month U.S. LIBOR + 3.750% 5.909% 6/15/35 (b)(c)(f)	113,725	113,470
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,141,381	1,333,782
RETL floater Series 2018-RVP Class E, 1 month U.S. LIBOR + 4.500% 6.7795% 3/15/33 (b)(c)(f)	1,359,359	1,366,136
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5439% 5/10/45 (b)(c)	645,000	635,135
Class E, 5% 5/10/45 (b)(c)	1,165,000	1,025,750
Class F, 5% 5/10/45 (b)(c)	399,000	287,205
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)	1,460,000	1,404,941
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.763% 10/15/45 (b)(c)	492,000	483,818
Class E, 4.763% 10/15/45 (b)(c)	1,445,000	1,402,798
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	1,260,000	1,020,899
Series 2016-C35 Class D, 3.142% 7/15/48 (b)	3,317,000	2,650,914
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	906,000	726,318
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)	757,000	597,327
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)	2,100,000	2,128,607
Class D, 5.6827% 3/15/44 (b)(c)	1,000,000	879,122
Series 2011-C5:
Class C, 5.6724% 11/15/44 (b)(c)	1,250,000	1,300,855
Class E, 5.6724% 11/15/44 (b)(c)	693,000	687,536
Class F, 5.25% 11/15/44 (b)(c)	2,000,000	1,754,022
Class G, 5.25% 11/15/44 (b)(c)	1,000,000	828,175
Series 2012-C7 Class D, 4.8217% 6/15/45 (b)(c)	620,000	564,409
Series 2012-C8 Class E, 4.892% 8/15/45 (b)(c)	524,000	509,875
Series 2013-C16 Class D, 5.0381% 9/15/46 (b)(c)	673,000	627,469
Series 2013-UBS1 Class D, 4.6915% 3/15/46 (b)(c)	859,000	789,848
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 5.9998% 11/15/29 (b)(c)(f)	952,061	950,168
Class G, 1 month U.S. LIBOR + 3.020% 5.2995% 11/15/29 (b)(c)(f)	1,614,085	1,594,677
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)	1,168,000	907,954
Class PR2, 3.516% 6/5/35 (b)(c)	459,000	329,788
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $207,364,636)		214,152,326

Bank Loan Obligations - 5.2%
COMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.31% 4/11/25 (c)(f)	3,097,238	3,089,154
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.5%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 12/22/24 (c)(f)	565,725	565,646
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 8/30/23 (c)(f)	2,245,754	2,241,555
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0626% 6/10/22 (c)(f)	447,739	446,901
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.05% 4/27/24 (c)(f)	741,326	729,977
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 5/31/25 (c)(f)	455,000	454,718
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 5/30/25 (c)(f)	240,000	239,750
		4,678,547
Multiline Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5673% 6/23/23 (c)(f)	1,865,322	1,666,796

TOTAL CONSUMER DISCRETIONARY		6,345,343

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.3114% 6/22/23 (c)(f)	3,106,384	3,090,852
3 month U.S. LIBOR + 3.000% 5.381% 12/21/22 (c)(f)	3,083,984	3,074,547
		6,165,399
ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.56% 6/1/25 (c)(f)	1,496,250	1,504,973
Oil, Gas & Consumable Fuels - 0.6%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.1361% 12/19/20 (c)(f)	4,417,267	4,375,877
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 10/2/23 (c)(f)	1,002,160	999,495
		5,375,372

TOTAL ENERGY		6,880,345

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (c)(e)	1,629,000	1,706,540
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.2796% 12/5/20 (c)(f)	554,718	555,067

TOTAL FINANCIALS		2,261,607

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5626% 1/27/21 (c)(f)	1,450,394	1,418,093
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/27/25 (c)(f)	1,850,700	1,836,042
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.802% 12/20/24 (c)(f)	554,233	557,281
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.9796% 2/6/22 (c)(f)	5,000,000	4,900,000
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.028% 6/28/23 (c)(f)	2,234,400	2,234,400
		7,134,400
Real Estate Management & Development - 0.5%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.81% 3/24/24 (c)(f)	551,873	551,597
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/21/25 (c)(f)	3,220,000	3,216,973
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2796% 12/22/24 (c)(f)	1,045,000	1,041,844
		4,810,414

TOTAL REAL ESTATE		11,944,814

UTILITIES - 0.7%
Electric Utilities - 0.3%
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 1/30/24 (c)(f)	1,808,941	1,782,132
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 1/30/24 (c)(f)	97,157	95,717
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.81% 12/2/21 (c)(f)	468,125	450,570
		2,328,419
Independent Power and Renewable Electricity Producers - 0.4%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 4/13/23 (c)(f)	1,458,772	1,459,137
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 9.3861% 10/18/22 (c)(f)	2,571,898	2,481,882
		3,941,019

TOTAL UTILITIES		6,269,438

TOTAL BANK LOAN OBLIGATIONS
(Cost $46,893,207)		46,767,516
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 2.23% (g)
(Cost $27,248,148)	27,246,238	27,251,687
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $878,858,452)		899,714,553
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,919,294
NET ASSETS - 100%		$903,633,847

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $277,143,065 or 30.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$140,210
Total	$140,210

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,553,826	$1,553,826	$--	$--
Financials	124,061,871	114,712,188	9,349,683	--
Real Estate	225,904,577	212,904,153	13,000,424	--
Utilities	584,640	584,640	--	--
Corporate Bonds	222,921,722	--	222,921,722	--
Asset-Backed Securities	33,017,491	--	33,017,482	9
Collateralized Mortgage Obligations	3,498,897	--	3,498,897	--
Commercial Mortgage Securities	214,152,326	--	214,152,326	--
Bank Loan Obligations	46,767,516	--	45,060,976	1,706,540
Money Market Funds	27,251,687	27,251,687	--	--
Total Investments in Securities:	$899,714,553	$357,006,494	$541,001,510	$1,706,549

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$9,629,302
Net Realized Gain (Loss) on Investment Securities	1,842
Net Unrealized Gain (Loss) on Investment Securities	(15,574)
Cost of Purchases	--
Proceeds of Sales	(3,026,000)
Amortization/Accretion	(8,030)
Transfers into Level 3	--
Transfers out of Level 3	(4,875,000)
Ending Balance	$1,706,540
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$(2,180)
Other Investments in Securities
Beginning Balance	$--
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	9
Transfers out of Level 3	--
Ending Balance	$9
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$--

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Blue Chip Growth Fund

October 31, 2018

XS1-QTLY-1218
1.967991.104

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
COMMUNICATION SERVICES - 16.6%
Entertainment - 4.2%
Activision Blizzard, Inc.	1,134,728	$78,352,968
Electronic Arts, Inc. (a)	43,000	3,912,140
NetEase, Inc. ADR	24,300	5,050,755
Netflix, Inc. (a)	248,846	75,096,746
Spotify Technology SA (a)	7,700	1,152,613
Take-Two Interactive Software, Inc. (a)	42,500	5,476,975
The Walt Disney Co.	502,100	57,656,143
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	3,058,566	9,573,312
		236,271,652
Interactive Media & Services - 12.2%
Alphabet, Inc. Class A (a)	418,313	456,203,792
Facebook, Inc. Class A (a)	1,286,055	195,210,288
IAC/InterActiveCorp (a)	40,400	7,942,236
Momo, Inc. ADR (a)	127,400	4,276,818
Snap, Inc. Class A (a)(e)	104,072	687,916
Tencent Holdings Ltd.	529,800	18,150,558
Twitter, Inc. (a)	107,900	3,749,525
Yelp, Inc. (a)	63,400	2,714,788
YY, Inc. ADR (a)	18,400	1,175,760
		690,111,681
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	57,200	1,792,076
T-Mobile U.S., Inc. (a)	83,100	5,696,505
		7,488,581

TOTAL COMMUNICATION SERVICES		933,871,914

CONSUMER DISCRETIONARY - 22.3%
Automobiles - 2.7%
Tesla, Inc. (a)(e)	461,237	155,584,465
Diversified Consumer Services - 0.2%
Grand Canyon Education, Inc. (a)	9,000	1,122,300
New Oriental Education & Technology Group, Inc. sponsored ADR	77,400	4,528,674
Weight Watchers International, Inc. (a)	46,300	3,060,430
		8,711,404
Hotels, Restaurants & Leisure - 1.2%
Alsea S.A.B. de CV	358,600	916,923
Caesars Entertainment Corp. (a)(e)	60,800	522,272
Eldorado Resorts, Inc. (a)	57,800	2,109,700
Gaming VC Holdings SA	141,700	1,697,103
Haidilao International Holding Ltd.	598,000	1,256,708
Hilton Worldwide Holdings, Inc.	44,700	3,181,299
International Game Technology PLC	26,500	491,575
Kambi Group PLC (a)	54,700	1,515,269
Las Vegas Sands Corp.	165,000	8,419,950
Marriott International, Inc. Class A	16,000	1,870,240
McDonald's Corp.	20,900	3,697,210
MGM Mirage, Inc.	22,000	586,960
Penn National Gaming, Inc. (a)	60,000	1,456,800
Planet Fitness, Inc. (a)	192,800	9,464,552
PlayAGS, Inc. (a)	41,700	1,011,225
Restaurant Brands International, Inc.	91,400	5,007,230
Royal Caribbean Cruises Ltd.	102,400	10,724,352
Scientific Games Corp. Class A (a)	159,445	3,549,246
Shake Shack, Inc. Class A (a)	50,400	2,665,656
Vail Resorts, Inc.	10,000	2,513,200
Wynn Resorts Ltd.	44,800	4,506,880
YETI Holdings, Inc.	82,100	1,307,853
		68,472,203
Household Durables - 0.2%
D.R. Horton, Inc.	64,300	2,312,228
Forbo Holding AG (Reg.)	390	572,715
iRobot Corp. (a)	15,500	1,366,635
Lennar Corp. Class A	56,000	2,406,880
Roku, Inc. Class A (a)	71,800	3,992,080
Taylor Morrison Home Corp. (a)	34,900	577,246
		11,227,784
Internet & Direct Marketing Retail - 8.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	273,100	38,856,668
Amazon.com, Inc. (a)	213,280	340,823,573
Etsy, Inc. (a)	93,100	3,958,612
GrubHub, Inc. (a)	12,600	1,168,524
JD.com, Inc. sponsored ADR (a)	567,700	13,352,304
Meituan Dianping:
Class B	1,581,852	9,204,331
Class B	211,400	1,366,749
Stamps.com, Inc. (a)	18,700	3,780,579
The Booking Holdings, Inc. (a)	21,500	40,303,470
The Honest Co., Inc. (a)(c)(d)	71,609	823,504
Wayfair LLC Class A (a)	77,600	8,558,504
		462,196,818
Multiline Retail - 1.1%
Avenue Supermarts Ltd. (a)(f)	34,373	621,814
Dollar General Corp.	32,900	3,664,402
Dollar Tree, Inc. (a)	602,700	50,807,610
Ollie's Bargain Outlet Holdings, Inc. (a)	28,400	2,638,360
Target Corp.	55,200	4,616,376
		62,348,562
Specialty Retail - 4.8%
At Home Group, Inc. (a)	446,600	12,210,044
Best Buy Co., Inc.	104,400	7,324,704
Burlington Stores, Inc. (a)	84,000	14,405,160
Five Below, Inc. (a)	77,700	8,843,814
Floor & Decor Holdings, Inc. Class A (a)	174,900	4,473,942
Home Depot, Inc.	454,500	79,937,460
Lowe's Companies, Inc.	554,800	52,828,056
RH (a)(e)	335,818	38,857,501
Ross Stores, Inc.	106,200	10,513,800
TCNS Clothing Co. Ltd. (a)	100,259	837,751
Tiffany & Co., Inc.	83,000	9,237,900
TJX Companies, Inc.	184,000	20,217,920
Ulta Beauty, Inc. (a)	49,000	13,451,480
		273,139,532
Textiles, Apparel & Luxury Goods - 3.9%
adidas AG	87,735	20,669,594
Allbirds, Inc. (c)(d)	8,081	443,128
Axonics Modulation Technologies, Inc. (a)	69,400	1,039,612
Canada Goose Holdings, Inc. (a)	99,600	5,438,298
Cibus Global Ltd. Series C (b)(c)(d)	726,554	1,525,763
lululemon athletica, Inc. (a)	532,868	74,990,514
LVMH Moet Hennessy - Louis Vuitton SA	22,471	6,817,823
NIKE, Inc. Class B	460,000	34,518,400
PagSeguro Digital Ltd. (a)(e)	146,500	3,954,035
Pinduoduo, Inc. ADR (e)	406,500	7,174,725
Prada SpA	1,010,100	3,567,961
Principia Biopharma, Inc.	23,100	531,300
PVH Corp.	151,200	18,263,448
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	351,200	10,033,784
Tapestry, Inc.	198,200	8,385,842
Tory Burch LLC (b)(c)(d)	106,817	7,038,172
Under Armour, Inc. Class C (non-vtg.) (a)(e)	201,300	3,991,779
VF Corp.	115,800	9,597,504
		217,981,682

TOTAL CONSUMER DISCRETIONARY		1,259,662,450

CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	56,800	11,316,264
Fever-Tree Drinks PLC	273,903	9,736,359
Keurig Dr. Pepper, Inc.	447,700	11,640,200
Monster Beverage Corp. (a)	212,943	11,254,038
Pernod Ricard SA	3,500	534,384
		44,481,245
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc.	388,800	8,611,920
Costco Wholesale Corp.	156,100	35,689,143
Kroger Co.	36,600	1,089,216
		45,390,279
Food Products - 0.1%
Blue Bottle Coffee, Inc. Class C (Escrow) (c)(d)	234,006	343,989
Darling International, Inc. (a)	132,700	2,741,582
Nestle SA (Reg. S)	7,070	596,871
The a2 Milk Co. Ltd. (a)	156,000	1,060,733
		4,743,175
Household Products - 0.1%
Energizer Holdings, Inc.	69,100	4,061,007
Personal Products - 0.3%
Coty, Inc. Class A	320,500	3,381,275
Estee Lauder Companies, Inc. Class A	85,900	11,806,096
Kose Corp.	9,700	1,450,250
		16,637,621
Tobacco - 0.0%
JUUL Labs, Inc. Class B (c)(d)	2,450	439,163

TOTAL CONSUMER STAPLES		115,752,490

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp.	154,178	8,202,270
Berry Petroleum Corp.	115,600	1,618,400
Continental Resources, Inc. (a)	264,364	13,926,696
Delek U.S. Holdings, Inc.	149,700	5,496,984
Diamondback Energy, Inc.	60,900	6,842,724
EOG Resources, Inc.	58,826	6,196,731
Marathon Petroleum Corp.	68,039	4,793,348
Oasis Petroleum, Inc. (a)	338,100	3,401,286
Pioneer Natural Resources Co.	44,800	6,597,696
Reliance Industries Ltd.	958,021	13,746,617
Valero Energy Corp.	71,100	6,476,499
Whiting Petroleum Corp. (a)	439,000	16,374,700
		93,673,951
FINANCIALS - 2.6%
Banks - 1.1%
Bank of America Corp.	1,283,300	35,290,750
Citigroup, Inc.	98,489	6,447,090
Coastal Financial Corp. of Washington (a)	9,700	158,401
HDFC Bank Ltd. sponsored ADR	7,200	640,152
IndusInd Bank Ltd.	44,055	848,875
JPMorgan Chase & Co.	140,672	15,336,061
Kotak Mahindra Bank Ltd.	138,376	2,093,882
		60,815,211
Capital Markets - 0.8%
Charles Schwab Corp.	294,500	13,617,680
Edelweiss Financial Services Ltd.	287,620	632,328
Fairfax India Holdings Corp. (a)(f)	67,527	856,918
Goldman Sachs Group, Inc.	59,100	13,319,367
HDFC Asset Management Co. Ltd. (a)	403	7,631
TD Ameritrade Holding Corp.	256,000	13,240,320
Virtu Financial, Inc. Class A	40,800	967,776
		42,642,020
Diversified Financial Services - 0.7%
Allakos, Inc. (a)	35,800	1,730,930
Berkshire Hathaway, Inc. Class B (a)	185,900	38,161,552
GDS Holdings Ltd. ADR (a)(e)	114,100	2,677,927
		42,570,409
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. (a)	2,800	564,732

TOTAL FINANCIALS		146,592,372

HEALTH CARE - 11.7%
Biotechnology - 5.4%
AC Immune SA (a)	223,136	1,847,566
ACADIA Pharmaceuticals, Inc. (a)	87,700	1,708,396
Acceleron Pharma, Inc. (a)	19,900	1,010,323
Agios Pharmaceuticals, Inc. (a)	134,323	8,470,408
Aimmune Therapeutics, Inc. (a)	115,000	3,056,700
Alexion Pharmaceuticals, Inc. (a)	382,504	42,867,223
Alkermes PLC (a)	307,500	12,555,225
Allogene Therapeutics, Inc.	25,600	614,656
Alnylam Pharmaceuticals, Inc. (a)	347,200	27,925,296
Amgen, Inc.	42,200	8,135,738
AnaptysBio, Inc. (a)	43,700	3,265,264
Arena Pharmaceuticals, Inc. (a)	84,000	2,995,440
Array BioPharma, Inc. (a)	40,900	662,580
Ascendis Pharma A/S sponsored ADR (a)	122,000	7,843,380
BeiGene Ltd.	140,400	1,217,452
BeiGene Ltd. ADR (a)	32,700	4,118,238
bluebird bio, Inc. (a)	128,200	14,704,540
Blueprint Medicines Corp. (a)	14,200	862,934
Cellectis SA sponsored ADR (a)	42,400	1,076,536
Coherus BioSciences, Inc. (a)	185,500	2,168,495
Crinetics Pharmaceuticals, Inc. (a)	28,600	712,426
CytomX Therapeutics, Inc. (a)	53,200	758,632
CytomX Therapeutics, Inc. (a)(f)	137,854	1,965,798
DBV Technologies SA sponsored ADR (a)	33,900	625,116
Deciphera Pharmaceuticals, Inc. (a)	15,900	321,021
Denali Therapeutics, Inc. (a)(e)	178,800	2,587,236
Editas Medicine, Inc. (a)	108,989	2,760,691
Epizyme, Inc. (a)	77,100	620,655
Esperion Therapeutics, Inc. (a)(e)	51,800	2,353,274
Exelixis, Inc. (a)	115,800	1,606,146
FibroGen, Inc. (a)	63,500	2,722,245
GenSight Biologics SA (a)(e)(f)	53,317	100,850
Global Blood Therapeutics, Inc. (a)	149,900	5,259,991
Heron Therapeutics, Inc. (a)	57,900	1,607,304
ImmunoGen, Inc. (a)	55,500	301,365
Intellia Therapeutics, Inc. (a)	117,657	1,997,816
Intercept Pharmaceuticals, Inc. (a)	94,000	9,024,940
Ionis Pharmaceuticals, Inc. (a)	62,200	3,082,010
Ironwood Pharmaceuticals, Inc. Class A (a)	325,316	4,261,640
La Jolla Pharmaceutical Co. (a)	49,300	803,590
Momenta Pharmaceuticals, Inc. (a)	35,300	441,603
Natera, Inc. (a)	136,400	2,995,344
Neurocrine Biosciences, Inc. (a)	198,000	21,215,700
Portola Pharmaceuticals, Inc. (a)(e)	72,100	1,419,649
Regeneron Pharmaceuticals, Inc. (a)	90,880	30,830,131
Rubius Therapeutics, Inc.	30,200	496,186
Sage Therapeutics, Inc. (a)	128,986	16,597,918
Sarepta Therapeutics, Inc. (a)	79,700	10,660,672
Scholar Rock Holding Corp.	32,100	754,029
Ultragenyx Pharmaceutical, Inc. (a)	33,600	1,627,920
Vertex Pharmaceuticals, Inc. (a)	112,500	19,064,250
Viking Therapeutics, Inc. (a)(e)	114,400	1,555,840
Xencor, Inc. (a)	109,200	3,573,024
Zai Lab Ltd. ADR (a)	74,400	1,217,184
		303,028,586
Health Care Equipment & Supplies - 2.8%
Align Technology, Inc. (a)	31,100	6,879,320
Atricure, Inc. (a)	39,400	1,253,314
Becton, Dickinson & Co.	42,500	9,796,250
Boston Scientific Corp. (a)	1,406,600	50,834,524
Danaher Corp.	80,500	8,001,700
DexCom, Inc. (a)	35,400	4,700,058
Edwards Lifesciences Corp. (a)	8,600	1,269,360
Establishment Labs Holdings, Inc. (a)	128,200	2,925,524
Fisher & Paykel Healthcare Corp.	68,839	610,924
Insulet Corp. (a)	62,200	5,486,662
Intuitive Surgical, Inc. (a)	94,200	49,095,156
iRhythm Technologies, Inc. (a)	104,600	8,081,396
Novocure Ltd. (a)	45,200	1,497,928
Penumbra, Inc. (a)	8,700	1,183,200
Quanterix Corp. (a)	38,600	675,886
Stryker Corp.	24,700	4,006,834
Tandem Diabetes Care, Inc. (a)	31,700	1,192,237
ViewRay, Inc. (a)	124,600	1,077,790
Wright Medical Group NV (a)	69,900	1,885,902
		160,453,965
Health Care Providers & Services - 2.5%
Anthem, Inc.	12,700	3,499,739
Centene Corp. (a)	16,800	2,189,376
CVS Health Corp.	93,200	6,746,748
Guardant Health, Inc.	40,100	1,342,548
HCA Holdings, Inc.	62,800	8,385,684
Henry Schein, Inc. (a)	36,100	2,996,300
Humana, Inc.	144,800	46,395,368
National Vision Holdings, Inc.	83,661	3,466,075
OptiNose, Inc. (e)	175,224	1,853,870
UnitedHealth Group, Inc.	248,200	64,867,070
		141,742,778
Health Care Technology - 0.1%
Evolent Health, Inc. (a)	85,900	1,906,980
Teladoc Health, Inc. (a)	81,200	5,630,408
		7,537,388
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	20,500	6,378,575
Pharmaceuticals - 0.8%
Akcea Therapeutics, Inc. (a)	207,800	4,638,096
AstraZeneca PLC sponsored ADR	125,800	4,878,524
Chiasma, Inc. warrants 12/16/24 (a)	23,784	24,700
Dova Pharmaceuticals, Inc. (a)(e)	54,700	1,015,232
Eli Lilly & Co.	32,400	3,513,456
Jazz Pharmaceuticals PLC (a)	63,400	10,069,188
MyoKardia, Inc. (a)	24,300	1,286,442
Nektar Therapeutics (a)	167,700	6,486,636
Perrigo Co. PLC	83,100	5,841,930
The Medicines Company (a)	170,200	3,958,852
TherapeuticsMD, Inc. (a)(e)	219,300	1,072,377
Theravance Biopharma, Inc. (a)	17,300	419,871
Zogenix, Inc. (a)	30,000	1,252,800
		44,458,104

TOTAL HEALTH CARE		663,599,396

INDUSTRIALS - 3.8%
Aerospace & Defense - 1.2%
Bombardier, Inc. Class B (sub. vtg.) (a)	1,241,200	3,007,655
Elbit Systems Ltd.	12,800	1,529,472
Northrop Grumman Corp.	61,100	16,005,145
Raytheon Co.	53,900	9,434,656
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	22,703	3,836,807
Class C (a)(c)(d)	686	115,934
The Boeing Co.	77,000	27,324,220
United Technologies Corp.	38,100	4,732,401
		65,986,290
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)	134,700	12,039,486
Airlines - 0.9%
American Airlines Group, Inc.	159,400	5,591,752
Delta Air Lines, Inc.	243,100	13,304,863
Spirit Airlines, Inc. (a)	340,100	17,651,190
United Continental Holdings, Inc. (a)	134,300	11,483,993
Wizz Air Holdings PLC (a)(f)	87,213	2,866,039
		50,897,837
Building Products - 0.0%
Resideo Technologies, Inc. (a)	13,383	281,712
Commercial Services & Supplies - 0.1%
HomeServe PLC	238,600	2,901,871
Tomra Systems ASA	140,500	3,483,416
		6,385,287
Construction & Engineering - 0.0%
Dycom Industries, Inc. (a)	14,700	997,836
Electrical Equipment - 0.2%
Fortive Corp.	86,650	6,433,763
Melrose Industries PLC	48,762	105,115
Regal Beloit Corp.	58,300	4,180,110
		10,718,988
Industrial Conglomerates - 0.3%
General Electric Co.	362,900	3,665,290
Honeywell International, Inc.	80,300	11,629,046
ITT, Inc.	33,100	1,671,550
		16,965,886
Machinery - 0.5%
Aumann AG (f)	37,638	1,858,698
Deere & Co.	130,600	17,688,464
Rational AG	3,100	1,797,742
Xylem, Inc.	81,200	5,325,096
		26,670,000
Professional Services - 0.1%
Equifax, Inc.	1,300	131,872
IHS Markit Ltd. (a)	98,100	5,153,193
		5,285,065
Road & Rail - 0.3%
CSX Corp.	25,000	1,721,500
Knight-Swift Transportation Holdings, Inc. Class A	447,700	14,326,400
Norfolk Southern Corp.	17,700	2,970,591
		19,018,491
Trading Companies & Distributors - 0.0%
Ferguson PLC	9,214	622,197

TOTAL INDUSTRIALS		215,869,075

INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	27,800	6,403,730
Carvana Co. Class A (a)(e)	62,900	2,437,375
NETGEAR, Inc. (a)	140,900	7,817,132
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	350,100	3,031,866
		19,690,103
Electronic Equipment & Components - 0.2%
Corning, Inc.	333,200	10,645,740
Internet Software & Services - 0.2%
ANGI Homeservices, Inc. Class A (a)(e)	359,000	6,871,260
CarGurus, Inc. Class A	122,688	5,449,801
Farfetch Ltd. Class A	95,600	1,963,624
		14,284,685
IT Services - 5.0%
Adyen BV (f)	11,215	7,254,495
Akamai Technologies, Inc. (a)	132,400	9,565,900
Alliance Data Systems Corp.	8,300	1,711,294
Elastic NV	5,500	374,000
Endava PLC ADR (a)	21,000	488,460
FleetCor Technologies, Inc. (a)	23,200	4,640,696
GoDaddy, Inc. (a)	100,200	7,331,634
Keywords Studios PLC	26,000	455,295
MasterCard, Inc. Class A	350,000	69,184,500
Netcompany Group A/S	23,300	770,606
Okta, Inc. (a)	17,400	1,015,464
PayPal Holdings, Inc. (a)	498,400	41,960,296
Shopify, Inc. Class A (a)	80,100	11,065,963
Square, Inc. (a)	63,900	4,693,455
Total System Services, Inc.	14,300	1,303,445
Visa, Inc. Class A	723,448	99,727,307
Wirecard AG	4,500	843,031
Wix.com Ltd. (a)	81,200	7,904,820
Worldpay, Inc. (a)	105,100	9,652,384
		279,943,045
Semiconductors & Semiconductor Equipment - 7.1%
Acacia Communications, Inc. (a)	37,800	1,302,966
Advanced Micro Devices, Inc. (a)	572,400	10,423,404
Analog Devices, Inc.	88,100	7,374,851
ASML Holding NV	15,000	2,585,400
Broadcom, Inc.	463,400	103,565,266
Inphi Corp. (a)	143,200	4,582,400
Intel Corp.	89,500	4,195,760
Lam Research Corp.	83,900	11,891,147
Marvell Technology Group Ltd.	3,314,400	54,389,304
Micron Technology, Inc. (a)	186,700	7,042,324
Monolithic Power Systems, Inc.	87,256	10,306,679
NVIDIA Corp.	666,420	140,501,329
NXP Semiconductors NV	134,500	10,086,155
Qualcomm, Inc.	375,500	23,615,195
Semtech Corp. (a)	10,600	476,364
Xilinx, Inc.	84,600	7,222,302
		399,560,846
Software - 9.0%
Adobe, Inc. (a)	191,820	47,141,683
Altair Engineering, Inc. Class A (a)	24,100	919,174
Atom Tickets LLC (a)(b)(c)(d)	344,068	1,410,679
DocuSign, Inc.	40,900	1,715,346
Dropbox, Inc. Class A (a)	97,000	2,276,590
Hortonworks, Inc. (a)	28,600	510,796
HubSpot, Inc. (a)	12,800	1,736,320
Intuit, Inc.	45,600	9,621,600
Microsoft Corp.	2,371,900	253,342,639
Nutanix, Inc. Class A (a)	127,544	5,294,351
Paycom Software, Inc. (a)	75,700	9,477,640
RingCentral, Inc. (a)	100,700	7,827,411
SailPoint Technologies Holding, Inc. (a)	75,700	1,971,228
Salesforce.com, Inc. (a)	961,467	131,951,731
ServiceNow, Inc. (a)	3,300	597,432
Splunk, Inc. (a)	17,100	1,707,264
StoneCo Ltd. Class A (a)	22,700	651,263
Tanium, Inc. Class B (a)(c)(d)	151,000	1,312,734
Tenable Holdings, Inc.	10,900	310,432
The Trade Desk, Inc. (a)	67,600	8,351,980
Upwork, Inc.	400	7,680
Workday, Inc. Class A (a)	102,200	13,594,644
Zendesk, Inc. (a)	98,200	5,398,054
Zuora, Inc.	30,600	624,852
		507,753,523
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	2,192,234	479,792,332
NetApp, Inc.	15,000	1,177,350
		480,969,682

TOTAL INFORMATION TECHNOLOGY		1,712,847,624

MATERIALS - 1.4%
Chemicals - 1.4%
CF Industries Holdings, Inc.	554,000	26,608,620
DowDuPont, Inc.	52,593	2,835,815
FMC Corp.	48,936	3,820,923
LG Chemical Ltd.	4,021	1,222,863
LyondellBasell Industries NV Class A	76,400	6,820,228
Nutrien Ltd.	147,800	7,824,211
Sherwin-Williams Co.	1,400	550,858
The Chemours Co. LLC	488,800	16,135,288
The Mosaic Co.	378,400	11,707,696
Tronox Ltd. Class A	377,100	4,317,795
		81,844,297
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (c)(d)	1,065,661	5,978,358
TOTAL COMMON STOCKS
(Cost $3,191,004,060)		5,229,691,927

Preferred Stocks - 6.9%
Convertible Preferred Stocks - 6.8%
COMMUNICATION SERVICES - 2.2%
Interactive Media & Services - 2.2%
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	2,553,952	124,556,239
Series E, 8.00% (a)(c)(d)	46,973	2,290,873
		126,847,112
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(b)(c)(d)	24,573	3,920,376
Neutron Holdings, Inc. Series C (c)(d)	12,405,800	2,268,276
Topgolf International, Inc. Series F (c)(d)	106,191	1,466,498
		7,655,150
Internet & Direct Marketing Retail - 0.1%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	922,232	41,869
The Honest Co., Inc.:
Series C (a)(c)(d)	167,087	3,275,707
Series D (a)(c)(d)	27,712	543,288
Series E (a)(c)(d)	143,059	2,804,643
		6,665,507
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	377,252	5,447,587
Textiles, Apparel& Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	3,189	174,871
Series B (c)(d)	560	30,708
Series C (c)(d)	5,355	293,646
		499,225
TOTAL CONSUMER DISCRETIONARY		20,267,469
CONSUMER STAPLES - 3.1%
Food Products - 0.0%
Agbiome LLC Series C (c)(d)	266,499	1,687,925
Tobacco - 3.1%
JUUL Labs, Inc.:
Series C (a)(c)(d)	966,268	173,203,539
Series D (c)(d)	5,110	915,968
		174,119,507
TOTAL CONSUMER STAPLES		175,807,432
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)(d)	1,527,120	3,970,512
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(c)(d)	195,114	3,385,228
Axcella Health, Inc. Series C (a)(c)(d)	248,015	2,770,328
Generation Bio Series B (c)(d)	110,000	1,006,027
Immunocore Ltd. Series A (a)(c)(d)	4,035	522,923
		7,684,506
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	813,618	5,813,935
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (c)(d)	1,069	440,268
TOTAL HEALTH CARE		13,938,709
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	42,650	7,207,850
Series H (a)(c)(d)	6,348	1,072,812
		8,280,662
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	253,888	1,112,029
TOTAL INDUSTRIALS		9,392,691
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.2%
ContextLogic, Inc. Series G (c)(d)	34,750	4,402,825
Lyft, Inc. Series I (c)(d)	137,264	6,499,986
Reddit, Inc. Series B (a)(c)(d)	129,280	1,436,301
Starry, Inc. Series C (c)(d)	1,477,502	1,362,257
		13,701,369
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	307,049	296,302
Software - 0.4%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	428,680	4,715,480
Compass, Inc. Series E (c)(d)	13,605	1,613,145
Dataminr, Inc. Series D (a)(c)(d)	115,901	2,306,430
Delphix Corp. Series D (a)(c)(d)	242,876	1,632,127
Malwarebytes Corp. Series B (a)(c)(d)	329,349	4,946,822
Taboola.Com Ltd. Series E (a)(c)(d)	289,958	5,210,545
		20,424,549
TOTAL INFORMATION TECHNOLOGY		34,422,220

TOTAL CONVERTIBLE PREFERRED STOCKS		384,646,145

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	1,715	94,043
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (c)(d)	9,636	3,968,587

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,062,630

TOTAL PREFERRED STOCKS
(Cost $125,031,984)		388,708,775

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 2.23% (g)	25,222,505	25,227,549
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)	153,497,245	153,512,595
TOTAL MONEY MARKET FUNDS
(Cost $178,740,144)		178,740,144
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $3,494,776,188)		5,797,140,846
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(147,351,777)
NET ASSETS - 100%		$5,649,789,069

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $421,550,316 or 7.5% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,524,612 or 0.3% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,709,002
Agbiome LLC Series C	6/29/18	$1,687,925
Allbirds, Inc.	10/9/18	$443,128
Allbirds, Inc.	10/9/18	$94,043
Allbirds, Inc. Series A	10/9/18	$174,871
Allbirds, Inc. Series B	10/9/18	$30,708
Allbirds, Inc. Series C	10/9/18	$293,646
Ant International Co. Ltd. Class C	5/16/18	$5,978,358
AppNexus, Inc. Series E (Escrow)	8/1/14	$553,578
Atom Tickets LLC	8/15/17	$1,999,998
Axcella Health, Inc. Series C	1/30/15	$2,499,991
Blue Bottle Coffee, Inc. Class C (Escrow)	10/30/17	$142,254
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$3,179,880
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$440,268
Cibus Global Ltd. Series C	2/16/18	$1,525,763
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$3,171,631
Compass, Inc. Series E	11/3/17	$918,041
ContextLogic, Inc. Series G	10/24/17	$4,675,022
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Generation Bio Series B	2/21/18	$1,006,027
Immunocore Ltd. Series A	7/27/15	$759,303
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$0
JUUL Labs, Inc. Class B	11/21/17	$7,595
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$5,691,100
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$615,640
Lyft, Inc. Series I	6/27/18	$6,499,986
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$3,372,522
Mulberry Health, Inc. Series A8	1/20/16	$5,495,786
Neutron Holdings, Inc. Series C	7/3/18	$2,268,276
Oportun Finance Corp. Series H	2/6/15	$4,348,169
Peloton Interactive, Inc. Series E	3/31/17	$2,042,989
Reddit, Inc. Series B	7/26/17	$1,835,324
Space Exploration Technologies Corp. Class A	4/6/17 - 9/11/17	$2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	$92,610
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Space Exploration Technologies Corp. Series H	8/4/17	$856,980
Starry, Inc. Series C	12/8/17	$1,362,257
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
Tanium, Inc. Class B	4/21/17	$749,609
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
The Honest Co., Inc. Series E	9/28/17	$2,804,643
Topgolf International, Inc. Series F	11/10/17	$1,468,993
Tory Burch LLC	5/14/15	$7,600,030
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$39,619,585
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,565,026
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$5,974,752
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,949
Fidelity Securities Lending Cash Central Fund	404,660
Total	$448,609

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,060,719,026	$906,148,044	$18,150,558	$136,420,424
Consumer Discretionary	1,280,023,962	1,233,809,729	16,022,154	30,192,079
Consumer Staples	291,559,922	114,372,467	596,871	176,590,584
Energy	93,673,951	93,673,951	--	--
Financials	150,562,884	146,592,372	--	3,970,512
Health Care	681,506,692	663,574,696	24,700	17,907,296
Industrials	225,261,766	211,916,334	--	13,345,432
Information Technology	1,747,269,844	1,710,124,211	--	37,145,633
Materials	81,844,297	81,844,297	--	--
Real Estate	5,978,358	--	--	5,978,358
Money Market Funds	178,740,144	178,740,144	--	--
Total Investments in Securities:	$5,797,140,846	$5,340,796,245	$34,794,283	$421,550,318

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Communication Services
Beginning Balance	$--
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	136,420,424
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$136,420,424
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$136,420,424
Equities - Consumer Staples
Beginning Balance	$166,746,619
Net Realized Gain (Loss) on Investment Securities	406,392
Net Unrealized Gain (Loss) on Investment Securities	10,939,045
Cost of Purchases	--
Proceeds of Sales	(1,501,472)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$176,590,584
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$11,610,064
Equities - Information Technology
Beginning Balance	$149,759,371
Net Realized Gain (Loss) on Investment Securities	(18,269)
Net Unrealized Gain (Loss) on Investment Securities	(108,178,270)
Cost of Purchases	1,715,459
Proceeds of Sales	(6,132,658)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$37,145,633
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$(108,178,270)
Other Investments in Securities
Beginning Balance	$87,387,046
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(12,470,991)
Cost of Purchases	4,663,142
Proceeds of Sales	(8,185,520)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$71,393,677
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$(9,561,727)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$421,550,318	Market comparable	Enterprise value/Sales multiple (EV/S)	1.2 - 7.8 / 3.1	Increase
			Transaction price	$9.15 - $411.85 / $220.76	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	11.4	Increase
			Discount rate	7.5% - 69.0% / 30.0%	Decrease
			Discount for lack of marketability	10.0 - 25.0% / 13.8%	Decrease
			Price/Earnings multiple (P/E)	10.8	Increase
			Premium rate	7.5% - 40.0% / 14.6%	Increase
			Conversion ratio	3.0	Increase
			Proxy premium	10.8%	Increase
			Liquidity preference	$14.90	Increase
		Market approach	Transaction price	$0.18 - $179.25 / $110.85	Increase
		Recovery value	Recovery value	0.0% - 1.5% / 1.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Large Cap Growth Fund

October 31, 2018

ZLG-QTLY-1218
1.9881573.101

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 16.4%
Entertainment - 4.5%
Activision Blizzard, Inc.	3,367	$232,491
Electronic Arts, Inc. (a)	126	11,463
NetEase, Inc. ADR	64	13,302
Netflix, Inc. (a)	750	226,335
Spotify Technology SA (a)	21	3,143
Take-Two Interactive Software, Inc. (a)	122	15,722
The Walt Disney Co.	1,677	192,570
		695,026
Interactive Media & Services - 11.7%
Alphabet, Inc. Class A (a)	998	1,088,399
Facebook, Inc. Class A (a)	3,840	582,874
IAC/InterActiveCorp (a)	108	21,232
Momo, Inc. ADR (a)	347	11,649
Snap, Inc. Class A (a)	333	2,201
Tencent Holdings Ltd.	2,032	69,615
Twitter, Inc. (a)	267	9,278
Yelp, Inc. (a)	160	6,851
YY, Inc. ADR (a)	50	3,195
		1,795,294
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	129	4,042
T-Mobile U.S., Inc. (a)	285	19,537
		23,579

TOTAL COMMUNICATION SERVICES		2,513,899

CONSUMER DISCRETIONARY - 23.3%
Automobiles - 3.0%
Eicher Motors Ltd.	7	2,069
Tesla, Inc. (a)	1,336	450,660
		452,729
Diversified Consumer Services - 0.1%
Grand Canyon Education, Inc. (a)	16	1,995
New Oriental Education & Technology Group, Inc. sponsored ADR	224	13,106
Weight Watchers International, Inc. (a)	94	6,213
		21,314
Hotels, Restaurants & Leisure - 1.6%
Alsea S.A.B. de CV	700	1,790
Caesars Entertainment Corp. (a)	163	1,400
Eldorado Resorts, Inc. (a)	148	5,402
Gaming VC Holdings SA	378	4,527
Haidilao International Holding Ltd.	2,140	4,497
Hilton Worldwide Holdings, Inc.	121	8,612
International Game Technology PLC	93	1,725
Kambi Group PLC (a)	146	4,044
Las Vegas Sands Corp.	489	24,954
Marriott International, Inc. Class A	62	7,247
McDonald's Corp.	340	60,146
MGM Mirage, Inc.	59	1,574
Penn National Gaming, Inc. (a)	306	7,430
Planet Fitness, Inc. (a)	561	27,539
PlayAGS, Inc. (a)	102	2,474
Restaurant Brands International, Inc.	229	12,545
Royal Caribbean Cruises Ltd.	286	29,953
Scientific Games Corp. Class A (a)	457	10,173
Shake Shack, Inc. Class A (a)	152	8,039
Vail Resorts, Inc.	23	5,780
Wynn Resorts Ltd.	115	11,569
YETI Holdings, Inc.	224	3,568
		244,988
Household Durables - 0.2%
D.R. Horton, Inc.	174	6,257
Forbo Holding AG (Reg.)	1	1,469
iRobot Corp. (a)	37	3,262
Lennar Corp. Class A	152	6,533
Roku, Inc. Class A (a)	178	9,897
Taylor Morrison Home Corp. (a)	95	1,571
		28,989
Internet & Direct Marketing Retail - 9.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	798	113,539
Amazon.com, Inc. (a)	675	1,078,657
Etsy, Inc. (a)	244	10,375
GrubHub, Inc. (a)	34	3,153
JD.com, Inc. sponsored ADR (a)	1,859	43,724
Meituan Dianping Class B	784	5,069
Stamps.com, Inc. (a)	31	6,267
The Booking Holdings, Inc. (a)	67	125,597
Wayfair LLC Class A (a)	245	27,021
		1,413,402
Multiline Retail - 1.2%
Avenue Supermarts Ltd. (a)(b)	73	1,321
Dollar General Corp.	86	9,579
Dollar Tree, Inc. (a)	1,782	150,223
Ollie's Bargain Outlet Holdings, Inc. (a)	52	4,831
Target Corp.	146	12,210
		178,164
Specialty Retail - 4.6%
At Home Group, Inc. (a)	1,217	33,273
Best Buy Co., Inc.	269	18,873
Burlington Stores, Inc. (a)	238	40,815
Five Below, Inc. (a)	224	25,496
Floor & Decor Holdings, Inc. Class A (a)	540	13,813
Home Depot, Inc.	1,515	266,458
Lowe's Companies, Inc.	1,624	154,637
Ross Stores, Inc.	324	32,076
TCNS Clothing Co. Ltd. (a)	35	292
Tiffany & Co., Inc.	227	25,265
TJX Companies, Inc.	585	64,280
Ulta Beauty, Inc. (a)	139	38,158
		713,436
Textiles, Apparel & Luxury Goods - 3.4%
adidas AG	327	77,038
Allbirds, Inc. (c)(d)	43	2,358
Axonics Modulation Technologies, Inc. (a)	188	2,820
Canada Goose Holdings, Inc. (a)	458	25,007
lululemon athletica, Inc. (a)	978	137,634
LVMH Moet Hennessy - Louis Vuitton SA	59	17,901
NIKE, Inc. Class B	1,268	95,151
PagSeguro Digital Ltd. (a)	393	10,607
Pinduoduo, Inc. ADR	1,419	25,045
Prada SpA	2,287	8,078
Principia Biopharma, Inc.	201	4,623
PVH Corp.	475	57,375
Tapestry, Inc.	574	24,286
Under Armour, Inc. Class C (non-vtg.) (a)	516	10,232
VF Corp.	303	25,113
		523,268

TOTAL CONSUMER DISCRETIONARY		3,576,290

CONSUMER STAPLES - 2.6%
Beverages - 0.9%
Constellation Brands, Inc. Class A (sub. vtg.)	190	37,854
Fever-Tree Drinks PLC	739	26,269
Keurig Dr. Pepper, Inc.	1,281	33,306
Monster Beverage Corp. (a)	672	35,515
Pernod Ricard SA	8	1,221
		134,165
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc.	1,098	24,321
Costco Wholesale Corp.	537	122,774
Kroger Co.	99	2,946
		150,041
Food Products - 0.1%
Darling International, Inc. (a)	292	6,033
Nestle SA (Reg. S)	19	1,604
The a2 Milk Co. Ltd. (a)	406	2,761
		10,398
Household Products - 0.1%
Energizer Holdings, Inc.	159	9,344
MTG Co. Ltd.	100	4,706
		14,050
Personal Products - 0.3%
Coty, Inc. Class A	854	9,010
Estee Lauder Companies, Inc. Class A	244	33,535
		42,545
Tobacco - 0.2%
JUUL Labs, Inc. Class A (c)(d)	217	38,897

TOTAL CONSUMER STAPLES		390,096

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	538	28,622
Berry Petroleum Corp.	296	4,144
Continental Resources, Inc. (a)	822	43,303
Delek U.S. Holdings, Inc.	410	15,055
Diamondback Energy, Inc.	181	20,337
EOG Resources, Inc.	179	18,856
Marathon Petroleum Corp.	164	11,554
Oasis Petroleum, Inc. (a)	846	8,511
Pioneer Natural Resources Co.	138	20,323
Reliance Industries Ltd.	2,813	40,364
Valero Energy Corp.	214	19,493
Whiting Petroleum Corp. (a)	1,082	40,359
		270,921
FINANCIALS - 3.1%
Banks - 1.4%
Bank of America Corp.	4,185	115,088
Citigroup, Inc.	477	31,224
Coastal Financial Corp. of Washington (a)	400	6,532
HDFC Bank Ltd. sponsored ADR	49	4,357
IndusInd Bank Ltd.	95	1,831
JPMorgan Chase & Co.	547	59,634
Kotak Mahindra Bank Ltd.	291	4,403
		223,069
Capital Markets - 0.8%
Charles Schwab Corp.	866	40,044
Edelweiss Financial Services Ltd.	619	1,361
Fairfax India Holdings Corp. (a)(b)	34	431
Goldman Sachs Group, Inc.	184	41,468
TD Ameritrade Holding Corp.	730	37,756
Virtu Financial, Inc. Class A	81	1,921
		122,981
Diversified Financial Services - 0.8%
Allakos, Inc. (a)	222	10,734
Berkshire Hathaway, Inc. Class B (a)	512	105,103
GDS Holdings Ltd. ADR (a)	308	7,229
		123,066
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	365	8,731
LendingTree, Inc. (a)	8	1,614
		10,345

TOTAL FINANCIALS		479,461

HEALTH CARE - 11.1%
Biotechnology - 4.5%
AC Immune SA (a)	325	2,691
ACADIA Pharmaceuticals, Inc. (a)	144	2,805
Acceleron Pharma, Inc. (a)	40	2,031
Agios Pharmaceuticals, Inc. (a)	39	2,459
Aimmune Therapeutics, Inc. (a)	302	8,027
Alexion Pharmaceuticals, Inc. (a)	1,133	126,975
Alkermes PLC (a)	557	22,742
Allogene Therapeutics, Inc.	188	4,514
Alnylam Pharmaceuticals, Inc. (a)	519	41,743
Amgen, Inc.	312	60,150
AnaptysBio, Inc. (a)	98	7,323
Arena Pharmaceuticals, Inc. (a)	187	6,668
Array BioPharma, Inc. (a)	103	1,669
Ascendis Pharma A/S sponsored ADR (a)	175	11,251
BeiGene Ltd.	331	2,870
BeiGene Ltd. ADR (a)	79	9,949
bluebird bio, Inc. (a)	194	22,252
Blueprint Medicines Corp. (a)	31	1,884
Cellectis SA sponsored ADR (a)	40	1,016
Coherus BioSciences, Inc. (a)	288	3,367
Crinetics Pharmaceuticals, Inc. (a)	87	2,167
DBV Technologies SA sponsored ADR (a)	51	940
Deciphera Pharmaceuticals, Inc. (a)	33	666
Denali Therapeutics, Inc. (a)	448	6,483
Editas Medicine, Inc. (a)	238	6,029
Epizyme, Inc. (a)	139	1,119
Esperion Therapeutics, Inc. (a)	140	6,360
Exelixis, Inc. (a)	232	3,218
FibroGen, Inc. (a)	186	7,974
Global Blood Therapeutics, Inc. (a)	316	11,088
Heron Therapeutics, Inc. (a)	113	3,137
ImmunoGen, Inc. (a)	116	630
Intellia Therapeutics, Inc. (a)	317	5,383
Intercept Pharmaceuticals, Inc. (a)	143	13,729
Ironwood Pharmaceuticals, Inc. Class A (a)	524	6,864
Liquidia Technologies, Inc.	1,189	19,476
Natera, Inc. (a)	365	8,015
Neurocrine Biosciences, Inc. (a)	351	37,610
Portola Pharmaceuticals, Inc. (a)	199	3,918
Regeneron Pharmaceuticals, Inc. (a)	249	84,471
Rubius Therapeutics, Inc.	66	1,084
Sage Therapeutics, Inc. (a)	151	19,431
Sarepta Therapeutics, Inc. (a)	190	25,414
Scholar Rock Holding Corp.	89	2,091
Ultragenyx Pharmaceutical, Inc. (a)	71	3,440
Vertex Pharmaceuticals, Inc. (a)	315	53,380
Viking Therapeutics, Inc. (a)	319	4,338
Xencor, Inc. (a)	200	6,544
Zai Lab Ltd. ADR (a)	255	4,172
		691,557
Health Care Equipment & Supplies - 3.2%
Align Technology, Inc. (a)	81	17,917
Atricure, Inc. (a)	108	3,435
Becton, Dickinson & Co.	124	28,582
Boston Scientific Corp. (a)	4,694	169,641
Danaher Corp.	266	26,440
DexCom, Inc. (a)	86	11,418
Edwards Lifesciences Corp. (a)	20	2,952
Establishment Labs Holdings, Inc. (a)	417	9,516
Fisher & Paykel Healthcare Corp.	123	1,092
Insulet Corp. (a)	123	10,850
Intuitive Surgical, Inc. (a)	290	151,142
iRhythm Technologies, Inc. (a)	285	22,019
Novocure Ltd. (a)	79	2,618
Penumbra, Inc. (a)	22	2,992
Quanterix Corp. (a)	83	1,453
Stryker Corp.	62	10,058
Tandem Diabetes Care, Inc. (a)	82	3,084
ViewRay, Inc. (a)	307	2,656
Wright Medical Group NV (a)	176	4,748
		482,613
Health Care Providers & Services - 2.5%
Anthem, Inc.	36	9,921
Centene Corp. (a)	45	5,864
CVS Health Corp.	246	17,808
Guardant Health, Inc.	177	5,926
HCA Holdings, Inc.	166	22,166
Henry Schein, Inc. (a)	94	7,802
Humana, Inc.	368	117,911
National Vision Holdings, Inc.	212	8,783
OptiNose, Inc.	764	8,083
UnitedHealth Group, Inc.	698	182,422
		386,686
Health Care Technology - 0.1%
Evolent Health, Inc. (a)	169	3,752
Teladoc Health, Inc. (a)	169	11,718
		15,470
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	52	16,180
Pharmaceuticals - 0.7%
Akcea Therapeutics, Inc. (a)	417	9,307
AstraZeneca PLC sponsored ADR	321	12,448
Dova Pharmaceuticals, Inc. (a)	96	1,782
Eli Lilly & Co.	86	9,326
Jazz Pharmaceuticals PLC (a)	188	29,858
MyoKardia, Inc. (a)	53	2,806
Nektar Therapeutics (a)	461	17,831
Perrigo Co. PLC	214	15,044
The Medicines Company (a)	248	5,768
TherapeuticsMD, Inc. (a)	551	2,694
Theravance Biopharma, Inc. (a)	20	485
Zogenix, Inc. (a)	59	2,464
		109,813

TOTAL HEALTH CARE		1,702,319

INDUSTRIALS - 3.9%
Aerospace & Defense - 1.2%
Bombardier, Inc. Class B (sub. vtg.) (a)	3,390	8,215
Elbit Systems Ltd.	27	3,226
Northrop Grumman Corp.	182	47,675
Raytheon Co.	165	28,882
The Boeing Co.	238	84,457
United Technologies Corp.	112	13,912
		186,367
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)	377	33,696
Airlines - 0.9%
American Airlines Group, Inc.	433	15,190
Delta Air Lines, Inc.	822	44,988
Spirit Airlines, Inc. (a)	786	40,793
United Continental Holdings, Inc. (a)	383	32,750
Wizz Air Holdings PLC (a)(b)	128	4,206
		137,927
Building Products - 0.0%
Masco Corp.	40	1,200
Resideo Technologies, Inc. (a)	43	905
		2,105
Commercial Services & Supplies - 0.1%
HomeServe PLC	421	5,120
Tomra Systems ASA	313	7,760
		12,880
Construction & Engineering - 0.0%
Dycom Industries, Inc. (a)	37	2,512
Electrical Equipment - 0.2%
Fortive Corp.	283	21,013
Melrose Industries PLC	3	6
Regal Beloit Corp.	144	10,325
		31,344
Industrial Conglomerates - 0.4%
General Electric Co.	1,355	13,686
Honeywell International, Inc.	261	37,798
ITT, Inc.	84	4,242
		55,726
Machinery - 0.5%
Deere & Co.	375	50,790
Rational AG	8	4,639
Xylem, Inc.	309	20,264
		75,693
Professional Services - 0.1%
IHS Markit Ltd. (a)	257	13,500
Road & Rail - 0.3%
CSX Corp.	63	4,338
Knight-Swift Transportation Holdings, Inc. Class A	1,155	36,960
Norfolk Southern Corp.	45	7,552
		48,850
Trading Companies & Distributors - 0.0%
Ferguson PLC	8	540

TOTAL INDUSTRIALS		601,140

INFORMATION TECHNOLOGY - 33.9%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	86	19,810
Carvana Co. Class A (a)	170	6,588
NETGEAR, Inc. (a)	320	17,754
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	904	7,829
		51,981
Electronic Equipment & Components - 0.2%
Corning, Inc.	896	28,627
Internet Software & Services - 0.3%
ANGI Homeservices, Inc. Class A (a)	858	16,422
CarGurus, Inc. Class A	400	17,768
Farfetch Ltd. Class A	349	7,168
		41,358
IT Services - 6.5%
Adyen BV (b)	133	86,032
Akamai Technologies, Inc. (a)	377	27,238
Alliance Data Systems Corp.	22	4,536
Elastic NV	200	13,600
Endava PLC ADR (a)	155	3,605
FleetCor Technologies, Inc. (a)	64	12,802
GoDaddy, Inc. (a)	279	20,414
Keywords Studios PLC	63	1,103
MasterCard, Inc. Class A	1,218	240,762
Netcompany Group A/S	281	9,294
Okta, Inc. (a)	29	1,692
PayPal Holdings, Inc. (a)	1,640	138,072
Shopify, Inc. Class A (a)	151	20,861
Square, Inc. (a)	183	13,441
Total System Services, Inc.	32	2,917
Visa, Inc. Class A	2,529	348,623
Wirecard AG	10	1,873
Wix.com Ltd. (a)	228	22,196
Worldpay, Inc. (a)	293	26,909
		995,970
Semiconductors & Semiconductor Equipment - 7.9%
Acacia Communications, Inc. (a)	79	2,723
Advanced Micro Devices, Inc. (a)	1,420	25,858
Analog Devices, Inc.	250	20,928
ASML Holding NV	37	6,377
Broadcom, Inc.	1,519	339,481
Inphi Corp. (a)	285	9,120
Intel Corp.	238	11,157
Lam Research Corp.	225	31,889
Marvell Technology Group Ltd.	9,125	149,741
Micron Technology, Inc. (a)	924	34,853
Monolithic Power Systems, Inc.	267	31,538
NVIDIA Corp.	2,061	434,521
NXP Semiconductors NV	370	27,746
Qualcomm, Inc.	1,080	67,921
Semtech Corp. (a)	28	1,258
Xilinx, Inc.	228	19,464
		1,214,575
Software - 10.4%
Adobe, Inc. (a)	656	161,219
Altair Engineering, Inc. Class A (a)	276	10,527
DocuSign, Inc.	169	7,088
Dropbox, Inc. Class A (a)	597	14,012
Hortonworks, Inc. (a)	76	1,357
HubSpot, Inc. (a)	21	2,849
Intuit, Inc.	132	27,852
Microsoft Corp.	7,236	772,877
Paycom Software, Inc. (a)	234	29,297
RingCentral, Inc. (a)	247	19,199
SailPoint Technologies Holding, Inc. (a)	363	9,453
Salesforce.com, Inc. (a)	3,175	435,737
ServiceNow, Inc. (a)	9	1,629
Splunk, Inc. (a)	40	3,994
StoneCo Ltd. Class A (a)	300	8,607
Tanium, Inc. Class B (a)(c)(d)	131	1,139
Tenable Holdings, Inc.	300	8,544
The Trade Desk, Inc. (a)	187	23,104
Workday, Inc. Class A (a)	296	39,374
Zendesk, Inc. (a)	167	9,180
Zuora, Inc.	82	1,674
		1,588,712
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	5,834	1,276,835
NetApp, Inc.	41	3,218
		1,280,053

TOTAL INFORMATION TECHNOLOGY		5,201,276

MATERIALS - 1.6%
Chemicals - 1.6%
CF Industries Holdings, Inc.	1,712	82,227
DowDuPont, Inc.	249	13,426
FMC Corp.	111	8,667
LG Chemical Ltd.	7	2,129
LyondellBasell Industries NV Class A	288	25,710
Nutrien Ltd.	397	21,016
Sherwin-Williams Co.	4	1,574
The Chemours Co. LLC	1,388	45,818
The Mosaic Co.	1,117	34,560
Tronox Ltd. Class A	729	8,347
		243,474
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (c)(d)	2,450	13,745
TOTAL COMMON STOCKS
(Cost $12,875,114)		14,992,621

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc. Series C (c)(d)	26,100	4,772
Topgolf International, Inc. Series F (c)(d)	217	2,997
		7,769
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (a)(c)(d)	282	5,529
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	17	932
Series B (c)(d)	3	165
Series C (c)(d)	28	1,535
		2,632
TOTAL CONSUMER DISCRETIONARY		15,930
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(c)(d)	17	5,315
Food Products - 0.0%
Agbiome LLC Series C (c)(d)	557	3,528
Tobacco - 0.2%
JUUL Labs, Inc. Series E (c)(d)	127	22,765
TOTAL CONSUMER STAPLES		31,608
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(c)(d)	339	5,882
Generation Bio Series B (c)(d)	200	1,829
		7,711
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 0.9%
ContextLogic, Inc. Series G (c)(d)	67	8,489
Lyft, Inc.:
Series H (c)(d)	2,516	119,142
Series I (c)(d)	289	13,685
Starry, Inc. Series C (c)(d)	3,181	2,933
		144,249
Software - 0.1%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	300	3,300
Compass, Inc. Series E (c)(d)	28	3,320
		6,620
TOTAL INFORMATION TECHNOLOGY		150,869

TOTAL CONVERTIBLE PREFERRED STOCKS		206,118

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	9	494
TOTAL PREFERRED STOCKS
(Cost $185,610)		206,612

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.23% (e)
(Cost $104,270)	104,249	104,270
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $13,164,994)		15,303,503
NET OTHER ASSETS (LIABILITIES) - 0.2%		33,345
NET ASSETS - 100%		$15,336,848

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,990 or 0.6% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262,749 or 1.7% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$4,707
Agbiome LLC Series C	6/29/18	$3,528
Allbirds, Inc.	10/9/18	$2,358
Allbirds, Inc.	10/9/18	$494
Allbirds, Inc. Series A	10/9/18	$932
Allbirds, Inc. Series B	10/9/18	$165
Allbirds, Inc. Series C	10/9/18	$1,535
Ant International Co. Ltd. Class C	5/16/18	$13,745
Cloudflare, Inc. Series D, 8.00%	9/10/18	$3,300
Compass, Inc. Series E	11/3/17	$1,889
ContextLogic, Inc. Series G	10/24/17	$9,014
Generation Bio Series B	2/21/18	$1,829
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$38,305
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$22,284
Lyft, Inc. Series H	11/22/17	$100,001
Lyft, Inc. Series I	6/27/18	$13,685
Neutron Holdings, Inc. Series C	7/3/18	$4,772
Roofoods Ltd. Series F	9/12/17	$6,011
Starry, Inc. Series C	12/8/17	$2,933
Tanium, Inc. Class B	4/21/17	$650
The Honest Co., Inc. Series E	9/28/17	$5,529
Topgolf International, Inc. Series F	11/10/17	$3,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,414
Total	$1,414

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,513,899	$2,444,284	$69,615	$--
Consumer Discretionary	3,592,714	3,556,031	17,901	18,782
Consumer Staples	421,704	349,595	1,604	70,505
Energy	270,921	270,921	--	--
Financials	479,461	479,461	--	--
Health Care	1,710,030	1,702,319	--	7,711
Industrials	601,140	601,140	--	--
Information Technology	5,352,145	5,200,137	--	152,008
Materials	243,474	243,474	--	--
Real Estate	13,745	--	--	13,745
Money Market Funds	104,270	104,270	--	--
Total Investments in Securities:	$15,303,503	$14,951,632	$89,120	$262,751

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$252,593
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	1,374
Cost of Purchases	8,784
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$262,751
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$1,374

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*(a)
Equities	$262,751	Market comparable	Enterprise value/Sales multiple (EV/S)	1.3 - 2.8 / 2.2	Increase
			Transaction price	$9.15	Increase
			Discount rate	38.0% - 78.0% / 63.6%	Decrease
			Premium rate	9.0%	Increase
		Market approach	Transaction price	$0.18 - $179.25 / $75.36	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Blue Chip Growth K6 Fund

October 31, 2018

BCFK6-QTLY-1218
1.9884004.101

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 16.6%
Entertainment - 4.3%
Activision Blizzard, Inc.	353,430	$24,404,342
Electronic Arts, Inc. (a)	21,380	1,945,152
NetEase, Inc. ADR	8,018	1,666,541
Netflix, Inc. (a)	79,013	23,844,543
Spotify Technology SA (a)	2,300	344,287
Take-Two Interactive Software, Inc. (a)	12,300	1,585,101
The Walt Disney Co.	143,856	16,518,984
		70,308,950
Interactive Media & Services - 12.1%
Alphabet, Inc.:
Class A (a)	104,404	113,860,914
Class C (a)	10,449	11,251,170
Facebook, Inc. Class A (a)	405,926	61,615,508
IAC/InterActiveCorp (a)	11,779	2,315,634
Momo, Inc. ADR (a)	37,100	1,245,447
Snap, Inc. Class A (a)	60,991	403,151
Tencent Holdings Ltd.	193,300	6,622,316
Twitter, Inc. (a)	30,891	1,073,462
Yelp, Inc. (a)	18,500	792,170
YY, Inc. ADR (a)	5,400	345,060
		199,524,832
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	15,686	491,442
T-Mobile U.S., Inc. (a)	29,702	2,036,072
		2,527,514

TOTAL COMMUNICATION SERVICES		272,361,296

CONSUMER DISCRETIONARY - 23.7%
Automobiles - 2.8%
Eicher Motors Ltd.	429	126,824
Tesla, Inc. (a)(b)	138,917	46,859,482
		46,986,306
Diversified Consumer Services - 0.2%
Grand Canyon Education, Inc. (a)	2,053	256,009
New Oriental Education & Technology Group, Inc. sponsored ADR	27,912	1,633,131
Weight Watchers International, Inc. (a)	13,526	894,069
		2,783,209
Hotels, Restaurants & Leisure - 1.6%
Alsea S.A.B. de CV	83,800	214,273
Caesars Entertainment Corp. (a)(b)	17,900	153,761
Eldorado Resorts, Inc. (a)	16,444	600,206
Gaming VC Holdings SA	41,500	497,034
Haidilao International Holding Ltd.	175,000	367,766
Hilton Worldwide Holdings, Inc.	14,096	1,003,212
International Game Technology PLC	7,700	142,835
Kambi Group PLC (a)	16,000	443,223
Las Vegas Sands Corp.	51,625	2,634,424
Marriott International, Inc. Class A	7,048	823,841
McDonald's Corp.	38,688	6,843,907
MGM Mirage, Inc.	6,500	173,420
Penn National Gaming, Inc. (a)	24,932	605,349
Planet Fitness, Inc. (a)	60,256	2,957,967
PlayAGS, Inc. (a)	12,000	291,000
Restaurant Brands International, Inc.	28,234	1,546,763
Royal Caribbean Cruises Ltd.	31,058	3,252,704
Scientific Games Corp. Class A (a)	46,600	1,037,316
Shake Shack, Inc. Class A (a)	24,140	1,276,765
Vail Resorts, Inc.	2,711	681,329
Wynn Resorts Ltd.	12,761	1,283,757
YETI Holdings, Inc.	24,000	382,320
		27,213,172
Household Durables - 0.2%
D.R. Horton, Inc.	18,900	679,644
Forbo Holding AG (Reg.)	83	121,886
iRobot Corp. (a)	4,351	383,628
Lennar Corp. Class A	16,400	704,872
Roku, Inc. Class A (a)	20,700	1,150,920
Taylor Morrison Home Corp. (a)	10,100	167,054
		3,208,004
Internet & Direct Marketing Retail - 9.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	87,817	12,494,603
Amazon.com, Inc. (a)	74,604	119,217,938
Etsy, Inc. (a)	27,300	1,160,796
GrubHub, Inc. (a)	3,700	343,138
JD.com, Inc. sponsored ADR (a)	212,274	4,992,684
Meituan Dianping Class B	61,800	399,551
Stamps.com, Inc. (a)	5,131	1,037,334
The Booking Holdings, Inc. (a)	7,718	14,468,008
Wayfair LLC Class A (a)	19,996	2,205,359
		156,319,411
Multiline Retail - 1.2%
Avenue Supermarts Ltd. (a)(c)	3,665	66,301
Dollar General Corp.	9,800	1,091,524
Dollar Tree, Inc. (a)	191,803	16,168,993
Ollie's Bargain Outlet Holdings, Inc. (a)	7,304	678,542
Target Corp.	16,200	1,354,806
		19,360,166
Specialty Retail - 4.9%
At Home Group, Inc. (a)	130,511	3,568,171
Best Buy Co., Inc.	30,500	2,139,880
Burlington Stores, Inc. (a)	23,939	4,105,299
Five Below, Inc. (a)	23,969	2,728,152
Floor & Decor Holdings, Inc. Class A (a)	48,371	1,237,330
Home Depot, Inc.	159,083	27,979,518
Lowe's Companies, Inc.	168,887	16,081,420
RH (a)(b)	48,065	5,561,601
Ross Stores, Inc.	35,464	3,510,936
TCNS Clothing Co. Ltd. (a)	3,760	31,418
Tiffany & Co., Inc.	24,021	2,673,537
TJX Companies, Inc.	61,550	6,763,114
Ulta Beauty, Inc. (a)	13,900	3,815,828
		80,196,204
Textiles, Apparel & Luxury Goods - 3.3%
adidas AG	35,856	8,447,358
Allbirds, Inc. (d)(e)	2,352	128,974
Axonics Modulation Technologies, Inc. (a)	20,200	302,596
Canada Goose Holdings, Inc. (a)	24,423	1,333,530
Cibus Global Ltd. Series C (d)(e)(f)	133,810	281,001
lululemon athletica, Inc. (a)	84,112	11,837,082
LVMH Moet Hennessy - Louis Vuitton SA	6,780	2,057,089
NIKE, Inc. Class B	142,542	10,696,352
PagSeguro Digital Ltd. (a)(b)	42,900	1,157,871
Pinduoduo, Inc. ADR (b)	121,684	2,147,723
Prada SpA	305,500	1,079,113
Principia Biopharma, Inc.	6,700	154,100
PVH Corp.	51,034	6,164,397
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	51,671	1,476,240
Tapestry, Inc.	63,110	2,670,184
Under Armour, Inc. Class C (non-vtg.) (a)(b)	54,880	1,088,270
VF Corp.	34,829	2,886,628
		53,908,508

TOTAL CONSUMER DISCRETIONARY		389,974,980

CONSUMER STAPLES - 2.6%
Beverages - 0.9%
Constellation Brands, Inc. Class A (sub. vtg.)	20,258	4,036,001
Fever-Tree Drinks PLC	80,396	2,857,816
Keurig Dr. Pepper, Inc.	128,622	3,344,172
Monster Beverage Corp. (a)	79,842	4,219,650
Pernod Ricard SA	899	137,260
		14,594,899
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc.	109,319	2,421,416
Costco Wholesale Corp.	56,795	12,985,041
Kroger Co.	10,600	315,456
		15,721,913
Food Products - 0.1%
Darling International, Inc. (a)	34,908	721,199
Nestle SA (Reg. S)	2,070	174,756
The a2 Milk Co. Ltd. (a)	45,600	310,060
		1,206,015
Household Products - 0.1%
Energizer Holdings, Inc.	19,363	1,137,964
MTG Co. Ltd.	2,100	98,826
		1,236,790
Personal Products - 0.3%
Coty, Inc. Class A	96,426	1,017,294
Estee Lauder Companies, Inc. Class A	26,587	3,654,117
Kose Corp.	2,907	434,627
		5,106,038
Tobacco - 0.2%
JUUL Labs, Inc. Class A (d)(e)	23,134	4,146,770

TOTAL CONSUMER STAPLES		42,012,425

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	56,147	2,987,020
Berry Petroleum Corp.	33,600	470,400
Continental Resources, Inc. (a)	88,672	4,671,241
Delek U.S. Holdings, Inc.	45,655	1,676,452
Diamondback Energy, Inc.	18,404	2,067,873
EOG Resources, Inc.	21,680	2,283,771
Marathon Petroleum Corp.	20,912	1,473,250
Oasis Petroleum, Inc. (a)	97,800	983,868
Pioneer Natural Resources Co.	16,074	2,367,218
Reliance Industries Ltd.	280,742	4,028,359
Valero Energy Corp.	21,889	1,993,869
Whiting Petroleum Corp. (a)	123,583	4,609,646
		29,612,967
FINANCIALS - 3.1%
Banks - 1.5%
Bank of America Corp.	447,248	12,299,320
Citigroup, Inc.	56,983	3,730,107
Coastal Financial Corp. of Washington (a)	2,632	42,981
HDFC Bank Ltd. sponsored ADR	7,983	709,769
IndusInd Bank Ltd.	8,949	172,434
JPMorgan Chase & Co.	61,781	6,735,365
Kotak Mahindra Bank Ltd.	18,502	279,969
		23,969,945
Capital Markets - 0.9%
Charles Schwab Corp.	97,831	4,523,705
Edelweiss Financial Services Ltd.	58,486	128,581
Fairfax India Holdings Corp. (a)(c)	10,449	132,598
Goldman Sachs Group, Inc.	22,623	5,098,546
HDFC Asset Management Co. Ltd. (a)	110	2,083
TD Ameritrade Holding Corp.	80,902	4,184,251
Virtu Financial, Inc. Class A	10,730	254,516
		14,324,280
Diversified Financial Services - 0.7%
Allakos, Inc. (a)	10,258	495,974
Berkshire Hathaway, Inc. Class B (a)	53,577	10,998,287
GDS Holdings Ltd. ADR (a)(b)	33,400	783,898
		12,278,159
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	20,960	501,399
LendingTree, Inc. (a)	800	161,352
		662,751

TOTAL FINANCIALS		51,235,135

HEALTH CARE - 11.2%
Biotechnology - 4.6%
AC Immune SA (a)	45,547	377,129
ACADIA Pharmaceuticals, Inc. (a)	15,329	298,609
Acceleron Pharma, Inc. (a)	5,025	255,119
Agios Pharmaceuticals, Inc. (a)	17,738	1,118,558
Aimmune Therapeutics, Inc. (a)	34,119	906,883
Alexion Pharmaceuticals, Inc. (a)	121,188	13,581,539
Alkermes PLC (a)	58,087	2,371,692
Allogene Therapeutics, Inc.	7,500	180,075
Alnylam Pharmaceuticals, Inc. (a)	45,195	3,635,034
Amgen, Inc.	16,159	3,115,294
AnaptysBio, Inc. (a)	11,213	837,835
Arena Pharmaceuticals, Inc. (a)	23,025	821,072
Array BioPharma, Inc. (a)	11,700	189,540
Ascendis Pharma A/S sponsored ADR (a)	23,609	1,517,823
BeiGene Ltd.	38,400	332,978
BeiGene Ltd. ADR (a)	7,459	939,386
bluebird bio, Inc. (a)	21,198	2,431,411
Blueprint Medicines Corp. (a)	1,475	89,636
Cellectis SA sponsored ADR (a)	8,032	203,932
Coherus BioSciences, Inc. (a)	36,568	427,480
Crinetics Pharmaceuticals, Inc. (a)	7,893	196,615
CytomX Therapeutics, Inc. (a)	8,911	127,071
DBV Technologies SA sponsored ADR (a)	6,199	114,310
Deciphera Pharmaceuticals, Inc. (a)	4,150	83,789
Denali Therapeutics, Inc. (a)(b)	47,999	694,546
Editas Medicine, Inc. (a)	29,258	741,105
Epizyme, Inc. (a)	19,138	154,061
Esperion Therapeutics, Inc. (a)(b)	15,100	685,993
Exelixis, Inc. (a)	45,643	633,068
FibroGen, Inc. (a)	21,041	902,028
Global Blood Therapeutics, Inc. (a)	41,685	1,462,727
Heron Therapeutics, Inc. (a)	11,855	329,095
ImmunoGen, Inc. (a)	14,473	78,588
Intellia Therapeutics, Inc. (a)	34,895	592,517
Intercept Pharmaceuticals, Inc. (a)	15,801	1,517,054
Ionis Pharmaceuticals, Inc. (a)	6,844	339,120
Ironwood Pharmaceuticals, Inc. Class A (a)	62,575	819,733
La Jolla Pharmaceutical Co. (a)(b)	9,529	155,323
Liquidia Technologies, Inc.	141,380	2,315,804
Momenta Pharmaceuticals, Inc. (a)	5,264	65,853
Natera, Inc. (a)	40,100	880,596
Neurocrine Biosciences, Inc. (a)	34,502	3,696,889
Portola Pharmaceuticals, Inc. (a)(b)	21,980	432,786
Regeneron Pharmaceuticals, Inc. (a)	31,116	10,555,792
Rubius Therapeutics, Inc.	8,198	134,693
Sage Therapeutics, Inc. (a)	24,972	3,213,397
Sarepta Therapeutics, Inc. (a)	20,902	2,795,852
Scholar Rock Holding Corp.	10,201	239,621
Ultragenyx Pharmaceutical, Inc. (a)	8,728	422,872
Vertex Pharmaceuticals, Inc. (a)	33,837	5,734,018
Viking Therapeutics, Inc. (a)(b)	33,500	455,600
Xencor, Inc. (a)	25,227	825,427
Zai Lab Ltd. ADR (a)	19,020	311,167
		75,338,135
Health Care Equipment & Supplies - 3.2%
Align Technology, Inc. (a)	9,143	2,022,432
Atricure, Inc. (a)	11,600	368,996
Becton, Dickinson & Co.	13,580	3,130,190
Boston Scientific Corp. (a)	496,518	17,944,161
Danaher Corp.	27,314	2,715,012
DexCom, Inc. (a)	9,662	1,282,824
Edwards Lifesciences Corp. (a)	2,259	333,428
Establishment Labs Holdings, Inc. (a)	51,715	1,180,136
Fisher & Paykel Healthcare Corp.	15,961	141,649
Insulet Corp. (a)	13,546	1,194,893
Intuitive Surgical, Inc. (a)	30,360	15,823,025
iRhythm Technologies, Inc. (a)	31,951	2,468,534
Novocure Ltd. (a)	8,495	281,524
Penumbra, Inc. (a)	2,150	292,400
Quanterix Corp. (a)	9,331	163,386
Stryker Corp.	6,925	1,123,374
Tandem Diabetes Care, Inc. (a)	9,300	349,773
ViewRay, Inc. (a)	35,800	309,670
Wright Medical Group NV (a)	20,100	542,298
		51,667,705
Health Care Providers & Services - 2.5%
Anthem, Inc.	3,600	992,052
Centene Corp. (a)	5,000	651,600
CVS Health Corp.	27,400	1,983,486
Guardant Health, Inc.	11,800	395,064
HCA Holdings, Inc.	18,500	2,470,305
Henry Schein, Inc. (a)	10,500	871,500
Humana, Inc.	41,158	13,187,435
National Vision Holdings, Inc.	26,004	1,077,346
OptiNose, Inc.	38,195	404,103
UnitedHealth Group, Inc.	73,932	19,322,128
		41,355,019
Health Care Technology - 0.1%
Evolent Health, Inc. (a)	19,203	426,307
Teladoc Health, Inc. (a)	19,431	1,347,346
		1,773,653
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	5,612	1,746,174
Pharmaceuticals - 0.7%
Akcea Therapeutics, Inc. (a)(b)	47,243	1,054,464
AstraZeneca PLC sponsored ADR	35,269	1,367,732
Dova Pharmaceuticals, Inc. (a)(b)	12,744	236,529
Eli Lilly & Co.	9,400	1,019,336
Jazz Pharmaceuticals PLC (a)	19,927	3,164,806
MyoKardia, Inc. (a)	6,299	333,469
Nektar Therapeutics (a)	48,032	1,857,878
Perrigo Co. PLC	24,200	1,701,260
The Medicines Company (a)	28,501	662,933
TherapeuticsMD, Inc. (a)(b)	62,384	305,058
Theravance Biopharma, Inc. (a)	3,331	80,843
Zogenix, Inc. (a)	7,004	292,487
		12,076,795

TOTAL HEALTH CARE		183,957,481

INDUSTRIALS - 4.4%
Aerospace & Defense - 1.6%
Bombardier, Inc. Class B (sub. vtg.) (a)	348,569	844,647
Elbit Systems Ltd.	3,124	373,287
Northrop Grumman Corp.	19,726	5,167,226
Raytheon Co.	17,711	3,100,133
The Boeing Co.	42,174	14,965,866
United Technologies Corp.	10,677	1,326,190
		25,777,349
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)	41,621	3,720,085
Airlines - 1.0%
American Airlines Group, Inc.	46,600	1,634,728
Delta Air Lines, Inc.	87,203	4,772,620
Spirit Airlines, Inc.(a)	90,460	4,694,874
United Continental Holdings, Inc. (a)	46,211	3,951,503
Wizz Air Holdings PLC (a)(c)	15,498	509,303
		15,563,028
Building Products - 0.0%
Resideo Technologies, Inc. (a)	4,654	97,967
Commercial Services & Supplies - 0.1%
HomeServe PLC	58,816	715,324
Tomra Systems ASA	37,800	937,175
		1,652,499
Construction & Engineering - 0.0%
Dycom Industries, Inc. (a)	4,200	285,096
Electrical Equipment - 0.2%
Fortive Corp.	32,295	2,397,904
Melrose Industries PLC	537	1,158
Regal Beloit Corp.	14,940	1,071,198
		3,470,260
Industrial Conglomerates - 0.4%
General Electric Co.	154,666	1,562,127
Honeywell International, Inc.	27,926	4,044,243
ITT, Inc.	10,570	533,785
		6,140,155
Machinery - 0.5%
Aumann AG (c)	6,782	334,919
Deere & Co.	40,599	5,498,729
Rational AG	973	564,259
Xylem, Inc.	25,372	1,663,896
		8,061,803
Professional Services - 0.1%
Equifax, Inc.	398	40,373
IHS Markit Ltd. (a)	30,650	1,610,045
		1,650,418
Road & Rail - 0.3%
CSX Corp.	7,200	495,792
Knight-Swift Transportation Holdings, Inc. Class A	128,073	4,098,336
Norfolk Southern Corp.	5,000	839,150
		5,433,278
Trading Companies & Distributors - 0.0%
Ferguson PLC	1,757	118,645

TOTAL INDUSTRIALS		71,970,583

INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	9,348	2,153,312
Carvana Co. Class A (a)	18,400	713,000
NETGEAR, Inc. (a)	37,505	2,080,777
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	102,100	884,186
		5,831,275
Electronic Equipment & Components - 0.2%
Corning, Inc.	96,072	3,069,500
Internet Software & Services - 0.2%
ANGI Homeservices, Inc. Class A (a)	91,926	1,759,464
CarGurus, Inc. Class A	37,293	1,656,555
Farfetch Ltd. Class A	27,900	573,066
		3,989,085
IT Services - 5.9%
Adyen BV (c)	3,931	2,542,793
Akamai Technologies, Inc. (a)	41,925	3,029,081
Alliance Data Systems Corp.	2,400	494,832
Elastic NV	1,600	108,800
Endava PLC ADR (a)	5,769	134,187
FleetCor Technologies, Inc. (a)	6,870	1,374,206
GoDaddy, Inc. (a)	30,310	2,217,783
Keywords Studios PLC	7,302	127,868
MasterCard, Inc. Class A	129,347	25,568,021
Netcompany Group A/S	6,100	201,747
Okta, Inc. (a)	3,037	177,239
PayPal Holdings, Inc. (a)	174,889	14,723,905
Shopify, Inc. Class A (a)	18,257	2,522,238
Square, Inc. (a)	18,964	1,392,906
Total System Services, Inc.	3,846	350,563
Visa, Inc. Class A	265,530	36,603,311
Wirecard AG	1,217	227,993
Wix.com Ltd. (a)	24,953	2,429,175
Worldpay, Inc. (a)	31,336	2,877,898
		97,104,546
Semiconductors & Semiconductor Equipment - 7.9%
Acacia Communications, Inc. (a)	9,918	341,873
Advanced Micro Devices, Inc. (a)	159,567	2,905,715
Analog Devices, Inc.	26,800	2,243,428
ASML Holding NV	4,228	728,738
Broadcom, Inc.	158,634	35,453,113
Inphi Corp. (a)	36,469	1,167,008
Intel Corp.	26,200	1,228,256
Lam Research Corp.	24,500	3,472,385
Marvell Technology Group Ltd.	984,516	16,155,908
Micron Technology, Inc. (a)	102,843	3,879,238
Monolithic Power Systems, Inc.	29,596	3,495,880
NVIDIA Corp.	217,837	45,926,575
NXP Semiconductors NV	39,648	2,973,204
Qualcomm, Inc.	117,302	7,377,123
Semtech Corp. (a)	3,100	139,314
Xilinx, Inc.	24,600	2,100,102
		129,587,860
Software - 9.9%
Adobe, Inc. (a)	70,115	17,231,462
Altair Engineering, Inc. Class A (a)	5,333	203,401
DocuSign, Inc.	11,416	478,787
Dropbox, Inc. Class A (a)	27,504	645,519
Hortonworks, Inc. (a)	8,400	150,024
HubSpot, Inc. (a)	2,937	398,404
Intuit, Inc.	15,131	3,192,641
Microsoft Corp.	746,294	79,711,662
Paycom Software, Inc. (a)	26,504	3,318,301
RingCentral, Inc. (a)	27,988	2,175,507
SailPoint Technologies Holding, Inc. (a)	14,028	365,289
Salesforce.com, Inc. (a)	336,527	46,184,965
ServiceNow, Inc. (a)	1,000	181,040
Splunk, Inc. (a)	4,346	433,905
StoneCo Ltd. Class A (a)	6,600	189,354
Tenable Holdings, Inc.	3,036	86,465
The Trade Desk, Inc. (a)	21,984	2,716,123
Workday, Inc. Class A (a)	31,931	4,247,462
Zendesk, Inc. (a)	18,781	1,032,392
Zuora, Inc.	9,000	183,780
		163,126,483
Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	653,241	142,968,314
NetApp, Inc.	4,400	345,356
Samsung Electronics Co. Ltd.	1,300	48,309
		143,361,979

TOTAL INFORMATION TECHNOLOGY		546,070,728

MATERIALS - 1.6%
Chemicals - 1.6%
CF Industries Holdings, Inc.	183,415	8,809,422
DowDuPont, Inc.	37,490	2,021,461
FMC Corp.	13,579	1,060,248
LyondellBasell Industries NV Class A	30,798	2,749,337
Nutrien Ltd.	44,735	2,368,174
Sherwin-Williams Co.	400	157,388
The Chemours Co. LLC	154,473	5,099,154
The Mosaic Co.	116,340	3,599,560
Tronox Ltd. Class A	79,216	907,023
		26,771,767
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (d)(e)	274,458	1,539,709
TOTAL COMMON STOCKS
(Cost $1,498,815,317)		1,615,507,071

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc. Series C (d)(e)	3,178,083	581,081
Topgolf International, Inc. Series F (d)(e)	9,181	126,790
		707,871
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (a)(d)(e)	11,802	231,376
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (d)(e)	928	50,888
Series B (d)(e)	163	8,938
Series C (d)(e)	1,558	85,434
		145,260
TOTAL CONSUMER DISCRETIONARY		1,084,507
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(d)(e)	337	105,353
Food Products - 0.0%
Agbiome LLC Series C (d)(e)	68,700	435,125
Tobacco - 0.2%
JUUL Labs, Inc. Series E (d)(e)	12,508	2,242,059
TOTAL CONSUMER STAPLES		2,782,537
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(d)(e)	6,504	112,844
Generation Bio Series B (d)(e)	22,400	204,864
		317,708
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.8%
ContextLogic, Inc. Series G (d)(e)	2,862	362,615
Lyft, Inc.:
Series H (d)(e)	100,639	4,765,649
Series I (d)(e)	177,388	8,400,014
Starry, Inc. Series C (d)(e)	158,250	145,907
		13,674,185
Software - 0.0%
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	30,300	333,300
Compass, Inc. Series E (d)(e)	1,181	140,031
		473,331
TOTAL INFORMATION TECHNOLOGY		14,147,516

TOTAL CONVERTIBLE PREFERRED STOCKS		18,332,268

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (d)(e)	499	27,363
TOTAL PREFERRED STOCKS
(Cost $17,521,726)		18,359,631

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 2.23% (g)	8,842,907	8,844,675
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)	47,366,526	47,371,262
TOTAL MONEY MARKET FUNDS
(Cost $56,215,937)		56,215,937
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $1,572,552,980)		1,690,082,639
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(46,806,115)
NET ASSETS - 100%		$1,643,276,524

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,585,914 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,456,084 or 1.5% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$90,303
Agbiome LLC Series C	6/29/18	$435,125
Allbirds, Inc.	10/9/18	$128,974
Allbirds, Inc.	10/9/18	$27,363
Allbirds, Inc. Series A	10/9/18	$50,888
Allbirds, Inc. Series B	10/9/18	$8,938
Allbirds, Inc. Series C	10/9/18	$85,434
Ant International Co. Ltd. Class C	5/16/18	$1,539,709
Cibus Global Ltd. Series C	2/16/18	$281,001
Cloudflare, Inc. Series D, 8.00%	9/10/18	$333,300
Compass, Inc. Series E	11/3/17	$79,692
ContextLogic, Inc. Series G	10/24/17	$385,033
Generation Bio Series B	2/21/18	$204,864
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$4,110,283
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$2,216,242
Lyft, Inc. Series H	11/22/17	$4,000,008
Lyft, Inc. Series I	6/27/18	$8,400,014
Neutron Holdings, Inc. Series C	7/3/18	$581,081
Roofoods Ltd. Series F	9/12/17	$119,153
Starry, Inc. Series C	12/8/17	$145,907
The Honest Co., Inc. Series E	9/28/17	$231,376
Topgolf International, Inc. Series F	11/10/17	$127,005

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$102,624
Fidelity Securities Lending Cash Central Fund	80,263
Total	$182,887

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$272,361,296	$265,738,980	$6,622,316	$--
Consumer Discretionary	391,086,850	387,507,916	2,057,089	1,521,845
Consumer Staples	44,794,962	37,690,899	174,756	6,929,307
Energy	29,612,967	29,612,967	--	--
Financials	51,235,135	51,235,135	--	--
Health Care	184,275,189	183,957,481	--	317,708
Industrials	71,970,583	71,970,583	--	--
Information Technology	560,218,244	546,070,728	--	14,147,516
Materials	26,771,767	26,771,767	--	--
Real Estate	1,539,709	--	--	1,539,709
Money Market Funds	56,215,937	56,215,937	--	--
Total Investments in Securities:	$1,690,082,639	$1,656,772,393	$8,854,161	$24,456,085

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Investments in Securities
Beginning Balance	$23,490,491
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	330,697
Cost of Purchases	634,897
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$24,456,085
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$330,697

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$24,456,085	Market comparable	Enterprise value/Sales multiple (EV/S)	1.3 - 2.8 / 2.4	Increase
			Transaction price	$9.15	Increase
			Discount rate	38.0% - 78.0% / 56.2%	Decrease
			Premium rate	9.0%	Increase
		Market approach	Transaction price	$0.18 - $179.25 / $77.11	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Growth K6 Fund

October 31, 2018

SCPK6-QTLY-1218
1.9884008.101

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.5%
Iridium Communications, Inc. (a)	172,300	$3,413,263
Media - 1.7%
Gray Television, Inc. (a)	192,000	3,323,520
Nexstar Broadcasting Group, Inc. Class A	57,000	4,268,730
The New York Times Co. Class A	157,400	4,155,360
		11,747,610
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)	157,824	4,944,626

TOTAL COMMUNICATION SERVICES		20,105,499

CONSUMER DISCRETIONARY - 14.9%
Diversified Consumer Services - 3.2%
Arco Platform Ltd. Class A	144,208	3,073,072
Bright Horizons Family Solutions, Inc. (a)	49,601	5,699,651
Grand Canyon Education, Inc. (a)	49,182	6,132,995
Weight Watchers International, Inc. (a)	106,934	7,068,337
		21,974,055
Hotels, Restaurants & Leisure - 3.3%
Boyd Gaming Corp.	54,918	1,458,622
Dunkin' Brands Group, Inc.	37,600	2,728,256
Hilton Grand Vacations, Inc. (a)	123,947	3,330,456
Marriott Vacations Worldwide Corp.	28,811	2,549,485
Planet Fitness, Inc. (a)	160,091	7,858,867
Vail Resorts, Inc.	20,796	5,226,451
		23,152,137
Household Durables - 2.4%
Cavco Industries, Inc. (a)	41,815	8,388,507
LGI Homes, Inc. (a)(b)	60,409	2,584,901
Skyline Champion Corp.	166,237	3,961,428
TopBuild Corp. (a)	45,025	2,054,041
		16,988,877
Internet & Direct Marketing Retail - 2.5%
Etsy, Inc. (a)	46,907	1,994,486
Gaia, Inc. Class A (a)	181,803	2,656,142
GrubHub, Inc. (a)	38,700	3,589,038
Stamps.com, Inc. (a)	44,057	8,907,004
		17,146,670
Multiline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	42,142	3,914,992
Specialty Retail - 2.3%
Five Below, Inc. (a)	60,948	6,937,101
The Children's Place Retail Stores, Inc.	63,296	9,456,422
		16,393,523
Textiles, Apparel & Luxury Goods - 0.6%
Axonics Modulation Technologies, Inc. (a)	71,100	1,065,078
Columbia Sportswear Co.	30,120	2,719,234
Gritstone Oncology, Inc.	33,230	565,242
		4,349,554

TOTAL CONSUMER DISCRETIONARY		103,919,808

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.6%
Performance Food Group Co. (a)	144,563	4,238,587
Food Products - 1.2%
Nomad Foods Ltd. (a)	200,810	3,835,471
Post Holdings, Inc. (a)	50,337	4,450,798
		8,286,269
Household Products - 0.6%
Central Garden & Pet Co. (a)	67,433	2,190,224
Central Garden & Pet Co. Class A (non-vtg.) (a)	65,133	1,931,193
		4,121,417

TOTAL CONSUMER STAPLES		16,646,273

ENERGY - 1.3%
Energy Equipment & Services - 0.3%
NCS Multistage Holdings, Inc. (a)	163,038	1,842,329
Oil, Gas & Consumable Fuels - 1.0%
Delek U.S. Holdings, Inc.	87,631	3,217,810
Renewable Energy Group, Inc. (a)(b)	68,288	2,122,391
Whiting Petroleum Corp. (a)	45,230	1,687,079
		7,027,280

TOTAL ENERGY		8,869,609

FINANCIALS - 9.2%
Banks - 1.4%
First Citizen Bancshares, Inc.	14,641	6,246,290
Popular, Inc.	71,309	3,708,781
		9,955,071
Capital Markets - 3.6%
Apollo Global Management LLC Class A	96,121	2,827,880
Cboe Global Markets, Inc.	35,200	3,972,320
Hamilton Lane, Inc. Class A	83,384	3,200,278
LPL Financial	45,574	2,807,358
Morningstar, Inc.	34,308	4,281,638
MSCI, Inc.	30,501	4,586,740
Virtu Financial, Inc. Class A (b)	143,160	3,395,755
		25,071,969
Consumer Finance - 0.7%
Green Dot Corp. Class A (a)	60,417	4,575,984
Diversified Financial Services - 1.1%
Gores Holdings II, Inc. (a)	851,551	7,996,064
Insurance - 1.4%
Enstar Group Ltd. (a)	23,326	4,236,002
Primerica, Inc.	49,840	5,469,442
		9,705,444
Real Estate Management & Development - 0.4%
The RMR Group, Inc.	34,327	2,604,733
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd. (a)	110,070	4,338,959

TOTAL FINANCIALS		64,248,224

HEALTH CARE - 25.0%
Biotechnology - 7.7%
Abeona Therapeutics, Inc. (a)	110,084	946,722
Acceleron Pharma, Inc. (a)	58,570	2,973,599
Acorda Therapeutics, Inc. (a)	55,478	1,060,185
Adaptimmune Therapeutics PLC sponsored ADR (a)	72,092	446,970
Aduro Biotech, Inc. (a)	120,400	510,496
Alder Biopharmaceuticals, Inc. (a)	121,669	1,545,196
AnaptysBio, Inc. (a)	33,919	2,534,428
Arena Pharmaceuticals, Inc. (a)	43,636	1,556,060
Argenx SE ADR (a)	38,038	3,043,420
Array BioPharma, Inc. (a)	33,400	541,080
Ascendis Pharma A/S sponsored ADR (a)	64,630	4,155,063
Atara Biotherapeutics, Inc. (a)	50,181	1,714,685
Audentes Therapeutics, Inc. (a)	85,937	2,423,423
Blueprint Medicines Corp. (a)	46,146	2,804,292
Crinetics Pharmaceuticals, Inc. (a)	1,100	27,401
Dynavax Technologies Corp. (a)(b)	141,742	1,401,828
FibroGen, Inc. (a)	88,547	3,796,010
Five Prime Therapeutics, Inc. (a)	39,973	485,272
Global Blood Therapeutics, Inc. (a)	66,962	2,349,697
Heron Therapeutics, Inc. (a)	74,121	2,057,599
Kezar Life Sciences, Inc.	46,552	1,151,231
Ligand Pharmaceuticals, Inc. Class B (a)	16,203	2,670,416
Loxo Oncology, Inc. (a)	32,413	4,948,169
Mirati Therapeutics, Inc. (a)	43,912	1,640,991
Sarepta Therapeutics, Inc. (a)	40,650	5,437,344
Spark Therapeutics, Inc. (a)	29,288	1,317,667
TESARO, Inc. (a)	11,225	324,178
		53,863,422
Health Care Equipment & Supplies - 8.9%
Cerus Corp. (a)	94,968	636,286
CONMED Corp.	40,825	2,752,830
Glaukos Corp. (a)	53,258	3,085,769
Globus Medical, Inc. (a)	136,474	7,212,651
Hill-Rom Holdings, Inc.	45,182	3,798,903
ICU Medical, Inc. (a)	12,094	3,080,705
Insulet Corp. (a)	79,185	6,984,909
Integer Holdings Corp. (a)	44,117	3,285,393
Integra LifeSciences Holdings Corp. (a)	104,012	5,571,923
iRhythm Technologies, Inc. (a)	73,598	5,686,181
Masimo Corp. (a)	75,028	8,673,237
Merit Medical Systems, Inc. (a)	97,000	5,540,640
Novocure Ltd. (a)	106,683	3,535,475
Nuvectra Corp. (a)	3,757	75,178
Quanterix Corp. (a)	126,981	2,223,437
		62,143,517
Health Care Providers & Services - 3.5%
Chemed Corp.	11,823	3,598,094
G1 Therapeutics, Inc. (a)	84,594	3,384,606
LHC Group, Inc. (a)	46,300	4,233,209
Magellan Health Services, Inc. (a)	70,774	4,604,556
Molina Healthcare, Inc. (a)	67,546	8,562,806
		24,383,271
Health Care Technology - 2.0%
Evolent Health, Inc. (a)	109,768	2,436,850
HMS Holdings Corp. (a)	188,800	5,441,216
HTG Molecular Diagnostics (a)	128,028	487,787
Teladoc Health, Inc. (a)	78,038	5,411,155
		13,777,008
Life Sciences Tools & Services - 1.1%
ICON PLC (a)	44,579	6,155,468
Morphosys AG (a)	16,235	1,504,185
		7,659,653
Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc. (a)	90,509	1,076,152
Aerie Pharmaceuticals, Inc. (a)	51,628	2,745,577
Akcea Therapeutics, Inc. (a)(b)	51,782	1,155,774
GW Pharmaceuticals PLC ADR (a)	10,313	1,417,934
Nektar Therapeutics (a)	68,811	2,661,609
The Medicines Company (a)	53,888	1,253,435
Theravance Biopharma, Inc. (a)	33,018	801,347
Xeris Pharmaceuticals, Inc.	56,656	1,241,900
		12,353,728

TOTAL HEALTH CARE		174,180,599

INDUSTRIALS - 14.3%
Aerospace & Defense - 2.4%
BWX Technologies, Inc.	88,482	5,172,658
HEICO Corp. Class A	95,611	6,373,429
Teledyne Technologies, Inc. (a)	23,458	5,190,786
		16,736,873
Air Freight & Logistics - 0.5%
Forward Air Corp.	52,958	3,176,950
Airlines - 0.6%
SkyWest, Inc.	78,304	4,486,036
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	118,739	5,807,524
Construction & Engineering - 2.6%
Argan, Inc.	47,784	2,103,452
Dycom Industries, Inc. (a)	90,607	6,150,403
Jacobs Engineering Group, Inc.	130,857	9,826,052
		18,079,907
Electrical Equipment - 1.0%
Generac Holdings, Inc. (a)	131,715	6,681,902
Industrial Conglomerates - 0.7%
ITT, Inc.	102,034	5,152,717
Machinery - 1.8%
AGCO Corp.	54,413	3,049,305
Allison Transmission Holdings, Inc.	86,171	3,798,418
Gardner Denver Holdings, Inc. (a)	73,442	1,987,341
Luxfer Holdings PLC sponsored	45,903	1,059,441
Milacron Holdings Corp. (a)	180,720	2,530,080
		12,424,585
Professional Services - 3.3%
Asgn, Inc. (a)	104,532	7,012,007
Exponent, Inc.	95,250	4,806,315
FTI Consulting, Inc. (a)	57,664	3,985,159
Insperity, Inc.	62,792	6,897,701
		22,701,182
Trading Companies & Distributors - 0.6%
SiteOne Landscape Supply, Inc. (a)	31,964	2,174,831
Univar, Inc. (a)	90,503	2,228,184
		4,403,015

TOTAL INDUSTRIALS		99,650,691

INFORMATION TECHNOLOGY - 21.1%
Electronic Equipment & Components - 1.3%
Dolby Laboratories, Inc. Class A	39,861	2,742,835
FLIR Systems, Inc.	8,600	398,266
Novanta, Inc. (a)	40,262	2,343,651
Zebra Technologies Corp. Class A (a)	19,982	3,323,007
		8,807,759
Internet Software & Services - 3.7%
ANGI Homeservices, Inc. Class A (a)(b)	219,771	4,206,417
BlackLine, Inc. (a)	61,450	2,850,051
CarGurus, Inc. Class A	374,192	16,621,609
ShotSpotter, Inc. (a)	63,245	2,446,317
		26,124,394
IT Services - 5.0%
Booz Allen Hamilton Holding Corp. Class A	103,100	5,107,574
Elastic NV	30,500	2,074,000
EPAM Systems, Inc. (a)	47,010	5,616,285
Euronet Worldwide, Inc. (a)	46,400	5,158,752
EVO Payments, Inc. Class A	71,414	1,695,368
GoDaddy, Inc. (a)	80,154	5,864,868
Interxion Holding N.V. (a)	70,791	4,167,466
Leidos Holdings, Inc.	43,039	2,788,066
Okta, Inc. (a)	38,819	2,265,477
		34,737,856
Semiconductors & Semiconductor Equipment - 1.3%
Brooks Automation, Inc.	107,631	3,339,790
Entegris, Inc.	229,910	6,101,811
		9,441,601
Software - 9.8%
2U, Inc. (a)	152,155	9,572,071
8x8, Inc. (a)	163,946	2,818,232
Black Knight, Inc. (a)	71,993	3,511,099
Cardlytics, Inc. (a)	316,704	6,701,457
Dropbox, Inc. Class A (a)	59,400	1,394,118
Everbridge, Inc. (a)	1,180	59,979
Five9, Inc. (a)	126,159	4,965,618
HubSpot, Inc. (a)	49,953	6,776,124
New Relic, Inc. (a)	16,947	1,512,520
Parametric Technology Corp. (a)	36,500	3,007,965
Pivotal Software, Inc.	71,866	1,466,066
Pluralsight, Inc. (b)	262,309	5,878,345
PROS Holdings, Inc. (a)	107,893	3,551,838
RealPage, Inc. (a)	71,084	3,767,452
Talend SA ADR (a)	42,032	2,603,882
The Trade Desk, Inc. (a)	45,682	5,644,011
Zendesk, Inc. (a)	52,893	2,907,528
Zuora, Inc.	113,000	2,307,460
		68,445,765

TOTAL INFORMATION TECHNOLOGY		147,557,375

MATERIALS - 2.8%
Chemicals - 1.4%
Orion Engineered Carbons SA	182,517	4,710,764
The Chemours Co. LLC	148,148	4,890,365
		9,601,129
Containers & Packaging - 1.1%
Aptargroup, Inc.	55,598	5,668,772
Avery Dennison Corp.	18,348	1,664,531
		7,333,303
Paper & Forest Products - 0.3%
Neenah, Inc.	29,231	2,351,926
Quintis Ltd. (a)(c)	928,453	7
		2,351,933

TOTAL MATERIALS		19,286,365

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Rexford Industrial Realty, Inc.	91,269	2,890,489
Store Capital Corp.	98,111	2,848,162
Terreno Realty Corp.	81,786	3,061,250
		8,799,901
TOTAL COMMON STOCKS
(Cost $660,266,918)		663,264,344

Convertible Preferred Stocks - 0.8%
INFORMATION TECHNOLOGY - 0.8%
Software - 0.8%
Compass, Inc.:
Series E (c)(d)	16,661	1,975,495
Series F (c)(d)	27,147	3,218,820
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,343,074)		5,194,315

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 2.23%(e)	23,397,046	23,401,725
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	14,353,745	14,355,180
TOTAL MONEY MARKET FUNDS
(Cost $37,756,905)		37,756,905
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $702,366,897)		706,215,564
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(8,885,799)
NET ASSETS - 100%		$697,329,765

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,194,315 or 0.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,124,254
Compass, Inc. Series F	10/22/18	$3,218,820

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85,220
Fidelity Securities Lending Cash Central Fund	34,563
Total	$119,783

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,105,499	$20,105,499	$--	$--
Consumer Discretionary	103,354,566	103,354,566	--	--
Consumer Staples	16,646,273	16,646,273	--	--
Energy	8,869,609	8,869,609	--	--
Financials	64,248,224	64,248,224	--	--
Health Care	174,745,841	174,745,841	--	--
Industrials	99,650,691	99,650,691	--	--
Information Technology	152,751,690	147,557,375	--	5,194,315
Materials	19,286,365	19,286,358	--	7
Real Estate	8,799,901	8,799,901	--	--
Money Market Funds	37,756,905	37,756,905	--	--
Total Investments in Securities:	$706,215,564	$701,021,242	$--	$5,194,322

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 27, 2018